DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares					Value ($)
	EXCHANGE-TRADED FUNDS — 0.8%
	FIXED INCOME - 0.8%
5,198	iShares iBoxx High Yield Corporate Bond ETF (e)				452,071
2,077	iShares JP Morgan USD Emerging Markets Bond ETF				236,466
					688,537

	TOTAL EXCHANGE-TRADED FUNDS (Cost $687,659)				688,537

			Interest
Principal Amount		Variable Rate	Rate %	Maturity
	ASSET BACKED SECURITIES — 28.6%
107,256	Ajax Mortgage Loan Trust 2017-B(a)		3.163	09/25/56	110,277
156,719	Ajax Mortgage Loan Trust 2019-D(a),(g)		2.956	09/25/65	159,009
225,000	AJAX Mortgage Loan Trust 2021 -A (a),(b)		1.065	09/25/65	224,995
41,594	American Credit Acceptance Receivables Trust 2018-3(a)		3.750	10/15/24	41,882
125,000	American Credit Acceptance Receivables Trust 2019-2(a)		3.170	06/12/25	127,207
170,000	American Credit Acceptance Receivables Trust 2020-4(a)		1.770	12/14/26	173,082
230,000	American Homes 4 Rent 2014-SFR2 Trust(a)		4.705	10/17/36	251,478
220,000	American Homes 4 Rent 2015-SFR2 Trust(a)		4.691	10/17/45	246,392
135,000	AmeriCredit Automobile Receivables Trust 2018-1		3.820	03/18/24	142,028
230,000	AmeriCredit Automobile Receivables Trust 2020-3		1.060	08/18/26	233,212
314,698	AMSR 2020-SFR1 Trust(a)		1.819	04/17/25	323,450
175,000	AMSR 2020-SFR1 Trust(a)		2.120	04/17/37	179,061
250,000	AMSR 2020-SFR2 Trust(a)		2.533	07/17/37	258,140
100,000	AMSR 2020-SFR2 Trust(a)		3.282	07/17/37	104,725
63,407	Amur Equipment Finance Receivables VI, LLC(a)		3.890	07/20/22	64,604
407,814	Angel Oak Mortgage Trust 2020-R1(a),(b)		1.247	12/26/24	408,369
271,276	Angel Oak SB Commercial Mortgage Trust 2020- SBC1(a),(b)		2.068	05/25/50	272,535
310,768	Aqua Finance Trust 2019-A(a)		3.140	07/16/40	319,029
180,000	Aqua Finance Trust 2019-A(a)		4.010	07/16/40	186,096
258,316	Arroyo Mortgage Trust 2019-1 , Series 2019-1, Class A1(a),(b)		3.805	01/25/49	267,352
125,680	Arroyo Mortgage Trust 2019-2 , Series 2019-2, Class A1(a),(b)		3.347	04/25/49	130,161
150,000	Avis Budget Rental Car Funding AESOP, LLC(a)		3.070	09/20/23	155,212
155,000	Avis Budget Rental Car Funding AESOP, LLC(a)		2.360	03/20/26	163,940
30,272	Banc of America Funding 2005-1 Trust		5.500	02/25/35	31,443
100,000	Bayview Opportunity Master Fund IVa Trust2017–RT1(a),(b)		4.000	06/28/57	107,577
42,981	Bayview Opportunity Master Fund IVa Trust 2017-RT1(a),(b)		3.000	03/28/57	43,821
98,140	BRE Grand Islander Timeshare Issuer 2019-A, LLC(a)(g)		3.280	09/26/33	102,418
233,773	Bunker Hill Loan Depositary Trust 2019-2(a),(g)		2.879	07/25/49	242,773

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 28.6% (Continued)
130,000	BX Trust 2019-OC11 , (a),(b)		4.075	12/09/41	$140,681
160,000	Capital Auto Receivables Asset Trust 2017-1(a)		2.700	09/20/22	161,713
140,000	Carmax Auto Owner Trust 2019-1		3.740	01/15/25	148,386
145,000	Carvana Auto Receivables Trust 2019-1(a)		3.880	10/15/24	151,752
185,000	Carvana Auto Receivables Trust 2019-3(a)		2.710	10/15/24	190,865
175,000	Carvana Auto Receivables Trust 2019-3 Class D(a)		3.040	04/15/25	181,278
100,000	CCG Receivables Trust 2019-2(a)		2.550	03/15/27	102,873
109,754	CF Hippolyta, LLC(a)		1.690	07/15/60	112,100
46,758	Chase Mortgage Finance Corporation 2016-SH1 M2(a),(b)		3.750	02/25/44	48,811
73,187	Chase Mortgage Finance Corporation 2016-SH1 M2(a),(b)		3.750	04/25/45	74,978
233,990	CHC Commercial Mortgage Trust 2019 - CHC(a)(i)	1 Month Libor + 1.120%	1.246	06/15/34	232,715
130,000	Citigroup Commercial Mortgage Trust 2015-GC27		2.878	02/10/48	137,475
145,000	Citigroup Commercial Mortgage Trust 2019-SST2(a) (i)	1 Month Libor + 0.920%	1.046	12/15/36	145,402
72,152	Citigroup Mortgage Loan Trust 2019-IMC1(a),(b)		2.720	07/25/49	73,731
35,384	Citigroup Mortgage Loan Trust, Inc. 2004-NCM2 2CB2		6.750	08/25/34	39,095
190,722	COLT 2020-RPL1 Trust(a),(b)		1.390	01/25/65	192,387
155,810	Commonbond Student Loan Trust 2020-1(a)		1.690	10/25/51	157,276
175,000	Consumer Loan Underlying Bond CLUB Credit Trust 2020-P1(a)		2.920	03/15/28	178,907
208,185	CoreVest American Finance 2018-2 Trust A(a)		4.026	11/15/52	223,996
100,000	Corevest American Finance 2019-3 Trust C(a)		3.265	10/15/52	106,005
157,099	Corevest American Finance 2020-1 Trust A1(a)		1.832	03/15/50	161,475
228,568	Corevest American Finance 2020-4 Trust A(a)		1.174	12/15/52	229,464
205,000	CSMC 2019-ICE4(a),(i)	1 Month Libor + 0.980%	1.106	05/15/36	205,590
85,639	CSMC 2020-NQM1 Trust(a),(g)		1.208	05/25/65	86,306
250,554	CSMC 2020-RPL4 Trust(a)		2.000	01/25/60	258,161
16,995	Deephaven Residential Mortgage Trust 2017-2(a),(b)		2.453	06/25/47	17,006
42,494	Diamond Resorts Owner Trust 2017-1A A(a)		3.270	10/22/29	43,387
135,000	Drive Auto Receivables Trust 2019-4		2.510	11/17/25	138,230
120,000	DT Auto Owner Trust 2019-1(a)		3.610	11/15/24	122,103
67,798	Ellington Financial Mortgage Trust 2019-2(a) (b)		3.046	11/25/59	69,577
134,379	Exantas Capital Corporation 2020 RS08 A(a) (i)	1 Month Libor + 1.150%	1.276	03/15/35	134,547
305,000	Fair Square Issuance Trust , Series 2020-AA, A(a)		2.900	09/20/24	309,372
150,000	First Investors Auto Owner Trust 2019-1(a)		3.260	03/17/25	154,898
270,000	FirstKey Homes 2020-SFR2 Trust(a)		1.567	10/19/37	271,851
11,259	Flagship Credit Auto Trust 2017-1(a)		3.220	05/15/23	11,278
180,000	Flagship Credit Auto Trust 2020-4(a)		1.280	02/16/27	182,923

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 28.6% (Continued)
82,925	Flagstar Mortgage Trust 2017-1(a),(b)		3.500	03/25/47	$84,865
72,668	Foundation Finance Trust 2019-1(a)		3.860	11/15/34	75,398
48,759	Galton Funding Mortgage Trust 2017-1(a),(b)		3.500	11/25/57	50,508
24,227	Galton Funding Mortgage Trust 2018-2(a)		4.500	10/25/58	24,707
63,885	Galton Funding Mortgage Trust 2019-H1(a),(b)		2.657	10/25/59	65,323
121,985	Galton Funding Mortgage Trust 2020-H1(a),(b)		2.310	01/25/60	124,479
165,989	GCAT 2019-NQM1, LLC(a),(g)		2.985	02/25/59	167,929
305,000	GCT Commercial Mortgage Trust 2021-GCT(a),(i)	1 Month Libor + 0.800%	—	02/15/23	305,000
200,000	Genesis Private Label Amortizing Trust 2020-1(a)		2.830	07/20/30	201,307
410,000	Genesis Sales Finance Master Trust 2020-AA D(a)		1.650	09/22/25	413,390
185,000	GLS Auto Receivables Issuer Trust 2019-4 C(a)		3.060	08/15/25	193,053
190,000	GLS Auto Receivables Issuer Trust 2020-1(a)		2.430	11/15/24	195,520
252,000	GS Mortgage Securities Corp Trust 2012-ALOHA(a)		3.551	04/10/22	256,597
135,000	GS Mortgage Securities Trust 2020-GC45		3.173	02/13/53	150,006
237,513	GS Mortgage-Backed Securities Trust 2020-NQM1(a),(b)		2.352	09/27/60	242,514
26,488	Hertz Vehicle Financing II, L.P. 2015-3A A(a)		2.670	09/25/21	26,577
185,000	Hilton USA Trust 2016-SFP(a)		3.323	11/05/35	185,766
185,089	HIN Timeshare Trust 2020-A , Series C, 20-A(a)		3.420	10/09/39	194,324
213,737	Homeward Opportunities Fund I Trust 2018-2(a),(b)		3.985	11/25/58	219,000
94,020	Homeward Opportunities Fund I Trust 2019-1(a),(b)		3.454	01/25/59	95,255
130,000	Jersey Mike’s Funding 2019-1A A2(a)		4.433	02/15/50	138,604
28,649	JP Morgan Chase Commercial Mortgage Securities 2011-C4 P4(a)		4.388	05/15/21	28,811
36,534	JP Morgan Mortgage Trust 2005-A5(b)		2.881	08/25/35	37,892
142,530	JP Morgan Mortgage Trust 2017-5(a),(b)		3.128	12/15/47	147,023
145,000	LHOME Mortgage Trust 2019-RTL1(a),(b)		4.580	10/25/23	146,865
125,571	LL A.B.S Trust 2020-1 , Series 2020-1A, A(a)		2.330	07/15/22	126,686
61,551	Marlette Funding Trust 2019-4(a)		2.390	12/17/29	62,070
34,111	MASTR Alternative Loan Trust 2004-4		5.500	04/25/34	35,468
100,000	METLIFE S.E.CURITIZATION TRUST 2017-1A M1(a),(b)		3.480	04/25/55	108,144
96,140	METLIFE S.E.CURITIZATION TRUST 2019-1A A1A(a),(b)		3.750	04/25/58	100,634
100,000	Mill City Mortgage Loan Trust 2017-1 M2(a),(b)		3.250	11/25/58	108,520
199,632	Mill City Mortgage Loan Trust 2019-1 M2(a),(b)		3.500	10/25/69	218,680
150,249	MVW 2020-1, LLC(a)		1.740	10/20/37	153,803
31,978	MVW Owner Trust 2016-1(a)		2.250	12/20/33	32,405
264,524	New Residential Mortgage Loan Trust 2014-3(a),(b)		3.750	11/25/54	285,486
69,792	New Residential Mortgage Loan Trust 2016-4(a),(b)		3.750	11/25/56	74,986

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 28.6% (Continued)
395,274	New Residential Mortgage Loan Trust 2017-2(a),(b)		4.000	03/25/57	$426,536
145,534	New Residential Mortgage Loan Trust 2018-1(a),(b)		4.000	12/25/57	156,613
694,233	New Residential Mortgage Loan Trust 2020-1(a),(b)		3.500	10/25/59	743,302
277,480	New Residential Mortgage Loan Trust 2020-NPL1(a),(b)		4.335	07/25/50	282,400
29,833	NovaStar Mortgage Funding Trust Series 2004-4(i)	1 Month Libor + 1.725%	1.855	03/25/35	30,038
51,740	OBX 2018-EXP2 Trust(a),(b)		4.000	11/25/48	52,464
66,430	OBX 2019-INV1 Trust(a),(b)		4.500	11/25/48	69,535
56,203	Octane Receivables Trust 2019-1 A(a)		3.160	09/20/23	56,933
165,721	Octane Receivables Trust 2020-1 A(a)		1.710	02/20/25	166,525
125,000	OneMain Direct Auto Receivables Trust 2018-1(a)		3.850	10/14/25	127,747
90,710	Orange Lake Timeshare Trust 2019-A(a)		3.360	04/09/38	94,723
205,000	Prestige Auto Receivables Trust 2020-1(a)		1.310	11/16/26	207,040
473,220	Pretium Mortgage Credit Partners I 2020-NPL3, LLC(a),(b)		3.105	06/27/60	475,132
83,846	Provident Funding Mortgage Loan Trust 2019-1 A2(a),(b)		3.000	12/25/49	85,448
156,295	PRPM 2020-1, LLC(a),(g)		2.981	02/25/25	156,965
288,961	PRPM 2020-3, LLC(a),(g)		2.857	09/25/25	291,880
199,726	RCKT Mortgage Trust 2020-1(a),(b)		3.000	02/25/50	205,661
133,472	RCO V Mortgage, LLC 2019-2(a),(g)		3.475	11/25/24	134,005
99,093	Residential Mortgage Loan Trust 2019-2(a),(b)		2.913	05/25/59	101,407
288,227	Residential Mortgage Loan Trust 2020-1(a),(b)		2.376	02/25/24	293,811
345,000	Santander Drive Auto Receivables Trust 2020-4		1.010	01/15/26	349,329
145,835	Sierra Timeshare Receivables Funding, LLC 2020-2A B(a)		2.320	07/20/37	149,377
32,685	Small Business Lending Trust 2019-A A(a)		2.850	07/15/26	32,636
22,236	Sofi Consumer Loan Program 2017-5, LLC(a)		2.780	09/25/26	22,399
11,049	Sofi Consumer Loan Program 2017-6, LLC(a)		2.820	11/25/26	11,093
316,037	Starwood Mortgage Residential Trust 2020-1(a),(b)		2.275	02/25/50	323,298
131,360	Starwood Mortgage Residential Trust 2020-2(a),(b)		2.718	04/25/60	133,740
98,999	Starwood Mortgage Residential Trust 2020-3(a),(b)		1.486	04/25/65	100,384
86,850	Taco Bell Funding, LLC , Series 2016-1A, Class A23(a)		4.970	05/25/46	93,848
199,001	Towd Point HE Trust 2019-HE1(a),(i)	1 Month Libor + 0.900%	1.030	04/25/48	199,612
345,000	Towd Point Mortgage Trust 2016-3(a),(b)		3.500	04/25/56	368,120
115,000	Towd Point Mortgage Trust 2017-1(a),(b)		3.750	10/25/56	126,168
200,000	Towd Point Mortgage Trust 2017-4(a),(b)		3.000	06/25/57	215,304
135,000	Towd Point Mortgage Trust 2017-6(a),(b)		3.000	10/25/57	144,157
164,616	Towd Point Mortgage Trust 2018-4 Class A1(a),(b)		3.000	06/25/58	175,050
300,000	Towd Point Mortgage Trust 2018-6(a),(b)		3.750	03/25/58	335,336

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 28.6% (Continued)
140,000	Towd Point Mortgage Trust 2018-6(a),(b)		3.750	03/25/58	$154,600
33,886	Towd Point Mortgage Trust 2018-SJ1(a),(b)		4.000	10/25/58	33,990
255,000	Towd Point Mortgage Trust 2019-2(a),(b)		3.750	12/25/58	282,839
100,791	Towd Point Mortgage Trust 2019-MH1(a),(b)		3.000	11/25/58	103,444
98,468	Tricon American Homes 2017-SFR1 Trust(a)		2.716	09/17/22	99,798
100,000	Tricon American Homes 2020-SFR2 Trust(a)		2.281	11/17/27	100,593
33,005	TRIP Rail Master Funding, LLC , Series 2017-1A, Class A1(a)		2.709	08/15/47	33,093
100,000	United Auto Credit Securitization Trust 2020-1 C(a)		2.150	02/10/25	101,549
40,922	VCAT 2019-NPL2, LLC(a),(b)		3.573	11/25/49	41,080
130,000	VCAT 2021-NPL1, LLC(a)		4.826	12/26/50	130,240
153,987	Vericrest Opportunity Loan Trust 2019-NPL7(a),(g)		3.179	10/25/49	154,482
65,388	Vericrest Opportunity Loan Trust 2020-NPL2(a),(g)		2.981	02/25/50	65,678
155,000	Veros Automobile Receivables Trust 2020-1 , Series B(a)		2.190	06/16/25	156,738
282,091	Verus Securitization Trust 2019-2(a),(b)		3.211	05/25/49	284,828
232,932	Verus Securitization Trust 2019-INV2(a),(b)		2.913	07/25/59	238,867
141,657	VOLT LXXXV, LLC 2020-NPL1 A1A(a),(g)		3.228	01/25/50	142,350
225,000	VOLT XCII, LLC 2021-NPL1 A1(a),(g)		1.892	02/27/51	226,664
46,814	VSE 2017-A VOI Mortgage, LLC(a)		2.330	03/20/35	47,901
80,485	Wells Fargo Mortgage Backed Securities 2020-4(a),(b)		3.000	07/25/50	83,201
136,491	Westlake Automobile Receivables Trust 2018-3(a)		3.610	10/16/23	137,641
170,000	Westlake Automobile Receivables Trust 2020-3(a)		1.240	11/17/25	171,903
62,000	WFRBS Commercial Mortgage Trust 2014-C24		3.931	11/15/47	64,370
	TOTAL ASSET BACKED SECURITIES (Cost $24,702,864)				25,138,322

	CORPORATE BONDS — 35.1%
	AEROSPACE & DEFENSE — 0.8%
90,000	Boeing Company (The) (e)		5.150	05/01/30	106,868
45,000	Boeing Company (The)		3.750	02/01/50	45,325
108,000	Boeing Company (The)		5.930	05/01/60	144,954
120,000	Howmet Aerospace, Inc. (e)		6.875	05/01/25	140,250
135,000	Spirit AeroSystems, Inc.(a)		5.500	01/15/25	141,750
135,000	TransDigm, Inc. (e)		5.500	11/15/27	139,490
					718,637

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value
	CORPORATE BONDS — 35.1% (Continued)
	APPAREL & TEXTILE PRODUCTS — 0.4%
175,000	Hanesbrands, Inc.(a) (e)		5.375	05/15/25	$186,375
75,000	Under Armour, Inc. (e)		3.250	06/15/26	75,312
74,000	VF Corporation		2.400	04/23/25	78,855
					340,542
	ASSET MANAGEMENT — 1.7%
190,000	Ares Finance Co LLC(a)		4.000	10/08/24	204,949
165,000	Brightsphere Investment Group, Inc.		4.800	07/27/26	182,131
195,000	Charles Schwab Corporation (The) (i)	HIST10Y + 3.079%	4.000	03/01/69	201,825
155,000	Citadel, L.P.(a)		4.875	01/15/27	171,283
250,000	Drawbridge Special Opportunities Fund, L.P. (a)		3.875	02/15/26	252,014
170,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.250	05/15/26	180,018
15,000	Icahn Enterprises, L.P. / Icahn Enterprises(a)		4.375	02/01/29	14,944
250,000	UBS A.G. (e)		7.625	08/17/22	276,068
					1,483,232
	AUTOMOTIVE — 1.1%
125,000	American Axle & Manufacturing, Inc. (e)		6.500	04/01/27	130,913
190,000	Dana, Inc.		5.375	11/15/27	199,856
188,000	Ford Motor Company (e)		9.000	04/22/25	228,884
125,000	General Motors Company, B		6.800	10/01/27	160,690
200,000	Nissan Motor Company Ltd.(a)		4.810	09/17/30	222,869
					943,212
	BANKING — 6.0%
260,000	Bank of America Corporation (i)	3 Month Libor + 0.790%	3.004	12/20/23	272,414
366,000	Bank of America Corporation (e)		4.200	08/26/24	408,923
160,000	Bank of America Corporation(i)	3 Month Libor + 0.770%	0.995	02/05/26	161,202
234,000	Bank of Montreal (e) (i)	USSW5+ 1.432%	3.803	12/15/32	268,024
200,000	BBVA Bancomer S.A.(a),(i)	HIST5Y + 2.650%	5.125	01/18/33	211,960
300,000	Citigroup, Inc.		4.050	07/30/22	316,136
325,000	Citigroup, Inc.(i)	3 Month Libor + 1.250%	1.487	07/01/26	333,750
95,000	Citigroup, Inc. (e)		3.200	10/21/26	104,775
360,000	Discover Bank (i)	USSW5+ 1.730%	4.682	08/09/28	384,845
199,000	Fifth Third Bancorp (i),(e)	HIST5Y + 4.215%	4.500	09/30/68	211,438
400,000	JPMorgan Chase & Company (i)	SOFRRATE+ 2.515%	2.956	05/13/31	427,984

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	CORPORATE BONDS — 35.1% (Continued)
	BANKING — 6.0% (Continued)
47,000	JPMorgan Chase & Company , Series HH(i)	SOFRRATE+ 3.125%	4.600	08/01/68	48,422
155,000	KeyCorporation (i)	3 Month Libor + 3.606%	5.000	12/29/49	168,222
133,000	Santander Holdings USA, Inc.		3.700	03/28/22	137,348
65,000	Santander Holdings USA, Inc. (e)		4.400	07/13/27	74,567
200,000	Societe Generale S.A.(a)		4.750	11/24/25	227,315
230,000	SVB Financial Group (i)	H15T10Y+ 3.064%	4.100	05/15/69	234,301
70,000	Synovus Financial Corporation(i)	USSW5+ 3.379%	5.900	02/07/29	75,531
195,000	Toronto-Dominion Bank (The)(e) (i)	USSW5+ 2.205%	3.625	09/15/31	220,459
185,000	Truist Financial Corporation (i)	H15T10Y+ 4.349%	5.100	03/01/69	209,106
435,000	Wells Fargo & Company (e) (i)	SOFRRATE+ 2.100%	2.393	06/02/28	459,115
330,000	Wells Fargo & Company (e) (i)	HIST5Y + 3.453%	3.900	03/15/69	330,206
					5,286,043
	BEVERAGES — 0.4%
180,000	Anheuser-Busch InBev Worldwide, Inc. (e)		4.000	04/13/28	208,527
40,000	Anheuser-Busch InBev Worldwide, Inc.		4.750	01/23/29	48,487
100,000	Bacardi Ltd.(a)		4.700	05/15/28	118,636
					375,650
	BIOTECH & PHARMA — 0.5%
50,000	Bausch Health Companies, Inc.(a) (e)		5.750	08/15/27	53,906
180,000	Mylan N.V. (e)		3.950	06/15/26	204,804
50,000	Par Pharmaceutical, Inc.(a)		7.500	04/01/27	53,844
125,000	Teva Pharmaceutical Finance Netherlands III BV (e)		3.150	10/01/26	119,478
					432,032
	CABLE & SATELLITE — 0.5%
45,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.500	08/15/30	47,447
135,000	DISH DBS Corporation		5.000	03/15/23	139,226
20,000	Radiate Holdco, LLC / Radiate Finance, Inc.(a)		4.500	09/15/26	20,407
200,000	Virgin Media Finance plc(a)		5.000	07/15/30	206,000
					413,080
	CHEMICALS — 0.8%
185,000	Avient Corporation(a)		5.750	05/15/25	196,563
190,000	Celanese US Holdings, LLC		3.500	05/08/24	205,732
165,000	Nutrition & Biosciences, Inc.(a) (e)		2.300	11/01/30	168,205

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	CORPORATE BONDS — 35.1% (Continued)
	CHEMICALS — 0.8% (Continued)
120,000	Olin Corporation		5.625	08/01/29	128,701
					699,201
	COMMERCIAL SUPPORT SERVICES — 0.4%
50,000	Aramark Services, Inc.(a)(e)		6.375	05/01/25	53,263
190,000	Block Financial, LLC, B		3.875	08/15/30	202,951
135,000	GFL Environmental, Inc.(a)		3.750	08/01/25	137,953
					394,167
	CONTAINERS & PACKAGING — 0.2%
200,000	Ardagh Packaging Finance plc / Ardagh Holdings(a)		4.125	08/15/26	206,500

	DIVERSIFIED INDUSTRIALS — 0.2%
181,000	General Electric Company , Series D (i)	3 Month Libor + 3.330%	5.000	06/15/69	171,188

	ELEC & GAS MARKETING & TRADING — 0.3%
200,000	Southern Power Company		4.150	12/01/25	228,965

	ELECTRIC UTILITIES — 1.2%
205,000	American Electric Power Company, Inc.		2.300	03/01/30	210,528
120,000	DPL, Inc.		4.350	04/15/29	135,130
195,000	Edison International (e)		4.125	03/15/28	214,577
85,000	Exelon Corporation		3.497	06/01/22	88,222
60,000	Talen Energy Supply, LLC(a) (e)		6.625	01/15/28	62,576
90,000	TerraForm Power Operating, LLC(a)		5.000	01/31/28	100,069
180,000	Vistra Operations Company, LLC(a)		4.300	07/15/29	205,489
					1,016,591
	ENTERTAINMENT CONTENT — 0.1%
55,000	Diamond Sports Group, LLC / Diamond Sports Finance(a) (e)		5.375	08/15/26	44,481
30,000	Diamond Sports Group, LLC / Diamond Sports Finance(a)		6.625	08/15/27	19,088
					63,569
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
145,000	Resolute Forest Products, Inc.(a)		4.875	03/01/26	144,456

	HEALTH CARE FACILITIES & SERVICES — 1.0%
150,000	Anthem, Inc. (e)		2.875	09/15/29	164,018
45,000	Centene Corporation (e)		4.625	12/15/29	49,950
145,000	CVS Health Corporation (i)	3 Month Libor + 0.720%	0.950	03/09/21	145,108

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	CORPORATE BONDS — 35.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.0% (Continued)
90,000	HCA, Inc. (e)		5.250	06/15/49	115,520
85,000	Jaguar Holding Company II / PPD Development, L.P.(a)		5.000	06/15/28	90,419
80,000	Legacy LifePoint Health, LLC(a) (e)		4.375	02/15/27	81,700
15,000	Tenet Healthcare Corporation(a)		7.500	04/01/25	16,228
50,000	Tenet Healthcare Corporation(a)		5.125	11/01/27	52,875
161,000	Universal Health Services, Inc.(a)		2.650	10/15/30	163,635
					879,453
	HOME CONSTRUCTION — 0.5%
105,000	M/I Homes, Inc.		4.950	02/01/28	110,788
125,000	PulteGroup, Inc.		6.375	05/15/33	170,313
185,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		4.875	09/15/28	192,862
					473,963
	INDUSTRIAL SUPPORT SERVICES — 0.2%
200,000	Ashtead Capital, Inc.(a) (e)		4.375	08/15/27	211,250

	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
160,000	Bank of New York Mellon Corporation (The) (i)	HIST5Y + 4.358%	4.700	09/20/68	175,602
310,000	Brookfield Finance, Inc.		4.250	06/02/26	358,681
295,000	Goldman Sachs Group, Inc. (The)		4.250	10/21/25	335,903
115,000	Jefferies Financial Group, Inc.		5.500	10/18/23	125,969
120,000	Jefferies Group, LLC / Jefferies Group Capital		4.850	01/15/27	142,441
285,000	Morgan Stanley		3.125	07/27/26	315,840
175,000	Morgan Stanley		6.375	07/24/42	274,347
					1,728,783
	INSURANCE — 2.3%
150,000	Allstate Corporation (The) (e) (i)	3 Month Libor + 2.938%	5.750	08/15/53	161,977
185,000	Ascot Group Ltd.(a)		4.250	12/15/30	193,787
150,000	Athene Global Funding(a)		2.450	08/20/27	158,272
120,000	Brighthouse Financial, Inc.		5.625	05/15/30	147,045
150,000	Fairfax Financial Holdings Ltd. , Series 144A, B		4.850	04/17/28	168,242
90,000	Liberty Mutual Group, Inc.(a)		4.250	06/15/23	98,001
150,000	Liberty Mutual Group, Inc.(a)		4.569	02/01/29	181,082
180,000	Lincoln National Corporation (i)	3 Month Libor + 2.040%	2.264	04/20/67	143,888
160,000	MetLife, Inc. (e) (i)	HIST5Y + 3.576%	3.850	03/15/69	165,600
76,000	MetLife, Inc. (e) (i)	3 Month Libor + 2.959%	5.875	09/15/66	88,274

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	CORPORATE BONDS — 35.1% (Continued)
	INSURANCE — 2.3% (Continued)
70,000	Prudential Financial, Inc.(i)	3 Month Libor + 4.175%	5.875	09/15/42	74,217
230,000	Prudential Financial, Inc.(i)	3 Month Libor + 3.920%	5.625	06/15/43	247,562
60,000	Trinity Acquisition plc		4.400	03/15/26	69,465
145,000	Voya Financial, Inc. (e) (i)	3 Month Libor + 3.580%	5.650	05/15/53	153,953
					2,051,365
	INTERNET MEDIA & SERVICES — 0.1%
100,000	TripAdvisor, Inc.(a)		7.000	07/15/25	108,201

	LEISURE FACILITIES & SERVICES — 0.4%
25,000	Caesars Entertainment, Inc.(a)		6.250	07/01/25	26,482
45,000	Gateway Casinos & Entertainment Ltd.(a)		8.250	03/01/24	41,845
20,000	International Game Technology plc(a)		5.250	01/15/29	21,382
95,000	Marriott Ownership Resorts, Inc.		4.750	01/15/28	96,050
80,000	Scientific Games International, Inc.(a) (e)		5.000	10/15/25	82,545
50,000	Scientific Games International, Inc.(a)		8.250	03/15/26	52,955
20,000	Scientific Games International, Inc.(a)		7.000	05/15/28	21,234
					342,493
	MACHINERY — 0.8%
290,000	Flowserve Corporation (e)		3.500	10/01/30	308,894
165,000	Hillenbrand, Inc.		4.500	09/15/26	187,894
165,000	Stanley Black & Decker, Inc. (i)	HIST5Y + 2.657%	4.000	03/15/60	175,119
					671,907
	METALS & MINING — 0.7%
70,000	Alliance Resource Operating Partners, L.P. (a)		7.500	05/01/25	61,863
160,000	Cleveland-Cliffs, Inc.(a) (e)		6.750	03/15/26	172,366
160,000	Glencore Funding, LLC(a) (e)		1.625	09/01/25	163,778
145,000	Teck Resources Ltd.		6.125	10/01/35	184,476
					582,483
	OIL & GAS PRODUCERS — 2.5%
150,000	Aker BP ASA(a)		2.875	01/15/26	154,575
155,000	Boardwalk Pipelines, L.P., B		4.950	12/15/24	175,024
45,000	Cheniere Energy, Inc.(a)		4.625	10/15/28	46,978
75,000	CrownRock, L.P. / CrownRock Finance, Inc.(a)		5.625	10/15/25	74,953
15,000	EQM Midstream Partners, L.P.(a)		6.000	07/01/25	15,710
20,000	EQM Midstream Partners, L.P.(a)		6.500	07/01/27	21,630

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	CORPORATE BONDS — 35.1% (Continued)
	OIL & GAS PRODUCERS — 2.5% (Continued)
35,000	EQM Midstream Partners, L.P.(a)		4.500	01/15/29	33,946
35,000	EQM Midstream Partners, L.P.(a)		4.750	01/15/31	33,832
165,000	HollyFrontier Corporation (e)		5.875	04/01/26	186,934
70,000	Indigo Natural Resources, LLC(a)		5.375	02/01/29	69,300
160,000	Kinder Morgan, Inc. (e)		4.300	06/01/25	180,811
45,000	Kinder Morgan, Inc.		7.750	01/15/32	66,441
15,000	Murphy Oil USA, Inc.(a)		3.750	02/15/31	15,038
5,000	Occidental Petroleum Corporation		5.500	12/01/25	5,233
70,000	Parsley Energy, LLC / Parsley Finance Corporation(a)		4.125	02/15/28	74,506
200,000	Pertamina Persero PT(a)		6.450	05/30/44	270,636
85,000	Petroleos Mexicanos (e)		6.500	03/13/27	87,720
185,000	Petroleos Mexicanos		7.690	01/23/50	175,191
200,000	Petronas Capital Ltd.(a)		3.500	04/21/30	225,690
100,000	Sabine Pass Liquefaction, LLC		6.250	03/15/22	104,869
65,000	Sabine Pass Liquefaction, LLC		4.200	03/15/28	73,753
140,000	Targa Resources Partners, L.P. / Targa Resources (e)		5.875	04/15/26	146,914
					2,239,684
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
80,000	Patterson-UTI Energy, Inc.		5.150	11/15/29	77,736
29,000	Transocean Guardian Ltd.(a)		5.875	01/15/24	25,429
					103,165
	PUBLISHING & BROADCASTING — 0.1%
85,000	Meredith Corporation (e)		6.875	02/01/26	86,107

	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(c)
20,000	Kennedy-Wilson, Inc.		4.750	03/01/29	20,050

	REIT — 2.9%
260,000	American Assets Trust, L.P.		3.375	02/01/31	268,417
196,000	Corporate Office Properties, L.P.		3.600	05/15/23	207,666
220,000	EPR Properties (e)		4.750	12/15/26	229,173
80,000	ESH Hospitality, Inc.(a)		4.625	10/01/27	81,898
155,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.750	06/01/28	184,717
190,000	Iron Mountain, Inc.(a)		4.875	09/15/29	198,170
105,000	iStar, Inc.		4.250	08/01/25	103,425
85,000	MPT Operating Partnership, L.P. / MPT Finance		5.000	10/15/27	89,843

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	CORPORATE BONDS — 35.1% (Continued)
	REIT — 2.9% (Continued)
25,000	MPT Operating Partnership, L.P. / MPT Finance (e)		4.625	08/01/29	26,780
130,000	MPT Operating Partnership, L.P. / MPT Finance (e)		3.500	03/15/31	132,012
170,000	Office Properties Income Trust		4.500	02/01/25	181,327
105,000	Retail Opportunity Investments Partnership, L.P.		4.000	12/15/24	111,341
225,000	Retail Properties of America, Inc.		4.750	09/15/30	246,958
170,000	SBA Tower Trust , Series 2020-1-2, 1C(a),(b)		1.884	01/15/26	176,047
165,000	Service Properties Trust (e)		4.950	02/15/27	159,638
155,000	Spirit Realty, L.P.		3.200	02/15/31	162,899
					2,560,311
	RETAIL - CONSUMER STAPLES — 0.2%
85,000	Albertsons Companies Inc / Safeway Inc / New(a)		3.250	03/15/26	85,744
105,000	Albertsons Companies Inc / Safeway Inc / New(a)		4.625	01/15/27	110,147
15,000	Albertsons Companies Inc / Safeway Inc / New(a)		3.500	03/15/29	14,831
					210,722
	RETAIL - DISCRETIONARY — 0.3%
185,000	American Builders & Contractors Supply Company,(a)		4.000	01/15/28	191,094
75,000	QVC, Inc.		4.375	03/15/23	79,406
					270,500
	SEMICONDUCTORS — 0.9%
180,000	Broadcom, Inc. (e)		4.150	11/15/30	204,041
148,000	Broadcom, Inc.(a)		2.450	02/15/31	147,366
175,000	Microchip Technology, Inc.(a)		4.250	09/01/25	183,317
270,000	SK Hynix, Inc.(a)		1.500	01/19/26	272,389
					807,113
	SOFTWARE — 0.6%
265,000	Citrix Systems, Inc.		3.300	03/01/30	285,445
175,000	VMware, Inc. (e)		3.900	08/21/27	196,375
55,000	VMware, Inc.		4.700	05/15/30	65,043
					546,863
	SPECIALTY FINANCE — 1.3%
150,000	AerCap Ireland Capital DAC / AerCap Global (e)		3.650	07/21/27	160,942
145,000	Aviation Capital Group, LLC(a) (e)		3.500	11/01/27	153,355
125,000	Avolon Holdings Funding Ltd.(a)		4.375	05/01/26	135,596
120,000	Capital One Financial Corporation (e)		4.200	10/29/25	136,118
165,000	Capital One Financial Corporation		3.750	07/28/26	184,795

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	CORPORATE BONDS — 35.1% (Continued)
	SPECIALTY FINANCE — 1.3% (Continued)
65,000	Discover Financial Services (i)	HIST5Y + 5.783%	6.125	03/23/69	73,442
50,000	FirstCash, Inc.(a)		4.625	09/01/28	51,921
10,000	Fortress Transportation and Infrastructure(a) (e)		6.500	10/01/25	10,369
115,000	Ladder Capital Finance Holdings LLLP / Ladder(a) (e)		4.250	02/01/27	111,588
70,000	OneMain Finance Corporation		6.875	03/15/25	80,456
25,000	OneMain Finance Corporation		7.125	03/15/26	29,281
					1,127,863
	STEEL — 0.1%
85,000	Commercial Metals Company		3.875	02/15/31	87,125

	TECHNOLOGY HARDWARE — 1.4%
105,000	Dell International, LLC / EMC Corporation(a)		8.100	07/15/36	153,451
94,000	Flex Ltd.		3.750	02/01/26	104,016
240,000	Hewlett Packard Enterprise Company (e)		4.900	10/15/25	279,383
255,000	HP, Inc.		3.400	06/17/30	277,616
96,429	Motorola Solutions, Inc.		4.600	02/23/28	114,926
50,000	Motorola Solutions, Inc.		4.600	05/23/29	59,369
75,000	Seagate HDD Cayman(a)		3.375	07/15/31	73,219
140,000	Xerox Holdings Corporation(a)		5.500	08/15/28	144,596
					1,206,576
	TECHNOLOGY SERVICES — 0.4%
185,000	Leidos, Inc.(a)		2.300	02/15/31	186,208
160,000	Science Applications International Corporation(a)		4.875	04/01/28	168,675
					354,883
	TELECOMMUNICATIONS — 1.2%
140,000	Consolidated Communications, Inc.(a) (e)		6.500	10/01/28	152,506
170,000	Level 3 Financing, Inc.(a)		4.250	07/01/28	174,896
5,000	Level 3 Financing, Inc.(a)		3.750	07/15/29	5,037
75,000	Sprint Spectrum Company, LLC / Sprint Spectrum , Series 2016-1(a)		3.360	09/20/21	75,781
200,000	Sprint Spectrum Company, LLC / Sprint Spectrum(a)		4.738	03/20/25	217,705
85,000	Telesat Canada / Telesat, LLC(a)		6.500	10/15/27	90,141
215,000	T-Mobile USA, Inc.(a)		3.875	04/15/30	243,511
85,000	Verizon Communications, Inc.(i)	3 Month Libor + 1.100%	1.321	05/15/25	87,518
					1,047,095

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	CORPORATE BONDS — 35.1% (Continued)
	TOBACCO & CANNABIS — 0.3%
195,000	BAT Capital Corporation		4.906	04/02/30	230,731
40,000	Vector Group Ltd.(a)		5.750	02/01/29	41,401
					272,132

	TOTAL CORPORATE BONDS (Cost $29,432,755)				30,907,152

	MUNICIPAL BONDS — 3.3%
	CITY — 0.6%
340,000	City of Bristol VA		4.210	01/01/42	364,918
145,000	City of San Antonio TX		1.963	02/01/33	148,334
					513,252
	GOVERNMENT LEASE — 0.2%
145,000	Texas Public Finance Authority		2.140	02/01/35	147,613

	HIGHER EDUCATION — 0.1%
115,000	University of California		4.428	05/15/48	129,561

	HOSPITALS — 0.2%
135,000	Idaho Health Facilities Authority		5.020	03/01/48	171,773

	LOCAL AUTHORITY — 2.0%
325,000	San Diego County Regional Airport Authority		5.594	07/01/43	342,758
385,000	State of California (e)		7.600	11/01/40	689,049
600,000	State of Texas		3.211	04/01/44	645,762
35,000	Texas Transportation Commission State Highway Fund		4.000	10/01/33	44,154
					1,721,723
	SALES TAX — 0.0%(c)
20,000	Sales Tax Securitization Corporation		3.411	01/01/43	21,572

	WATER AND SEWER — 0.2%
160,000	Santa Clara Valley Water District		2.967	06/01/50	161,898

	TOTAL MUNICIPAL BONDS (Cost $2,608,777)				2,867,392

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	NON U.S. GOVERNMENT & AGENCIES — 2.1%
200,000	Brazilian Government International Bond (e)		3.875	06/12/30	206,100
200,000	Emirate of Dubai Government International Bonds		5.250	01/30/43	233,026
200,000	Mexico Government International Bond (e)		2.659	05/24/31	199,408
200,000	Oman Government International Bond(a)		7.375	10/28/32	227,619
200,000	Qatar Government International Bond(a)		4.400	04/16/50	256,296
200,000	Republic of South Africa Government International		4.850	09/27/27	213,177
200,000	Saudi Government International Bond(a) (e)		3.250	10/22/30	218,130
325,000	Turkey Government International Bond (e)		5.875	06/26/31	331,575
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,876,366)				1,885,331

	TERM LOANS — 6.0%
	AEROSPACE & DEFENSE — 0.4%
94,288	AI Convoy Luxembourg Sarl(i)	6 Month Libor + 3.500%	4.500	01/20/27	94,513
208,878	TransDigm, Inc.(i)	1 Month Libor + 2.250%	2.396	05/30/25	206,053
					300,566
	AUTOMOTIVE — 0.1%
68,785	Cooper-Standard Automotive, Inc.(i)	1 Month Libor + 2.00%	2.750	11/02/23	65,616

	BIOTECH & PHARMA — 0.0%(c)
22,500	Bausch Health Americas, Inc.(i)	1 Month Libor + 2.750%	2.898	06/01/25	22,501
7,224	Bausch Health Americas, Inc.(i)	1 Month Libor +3.000%	3.143	06/01/25	7,240
					29,741
	CABLE & SATELLITE — 0.3%
64,673	Charter Communications Operating, LLC(b)	1 Month Libor + 1.750%	1.900	02/01/27	64,686
99,492	CSC Holdings, LLC(b)	1 Month Libor + 2.250%	2.409	01/11/26	99,088
45,000	Newco Financing Partnership(b)	1 Month Libor + 3.500%	3.673	01/31/29	45,110
17,860	Radiate Holdco, LLC(b)	1 Month Libor + 3.500%	4.250	09/11/26	17,897
45,000	UPC Financing Partnership(b)	1 Month Libor + 3.500%	3.677	01/31/29	45,110
20,000	Virgin Media Bristol, LLC(b)	1 Month Libor + 3.250%	0.000	01/10/29	20,063
					291,954
	CHEMICALS — 0.5%
45,000	Gemini HDPE, LLC(b)	3 Month Libor + 3.000%	0.000	12/11/27	44,850
129,333	INEOS US Finance, LLC(b)	1 Month Libor + 2.000%	2.147	03/31/24	128,811
135,000	INEOS US Petrochem, LLC(b)	1 Month Libor + 2.750%	0.000	01/21/26	135,703
159,583	Nouryon USA, LLC(b)	1 Month Libor + 3.000%	3.153	10/01/25	159,185
					468,549

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	TERM LOANS — 6.0% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.2%
30,000	AlixPartners LLP(b)	1 Month Libor + 2.750%	0.000	01/28/28	30,025
24,813	Aramark Services, Inc.(b)	1 Month Libor + 1.750%	1.895	12/10/26	24,626
76,620	CHG Healthcare Services, Inc.(b)	3 Month Libor + 3.000%	4.000	06/07/23	76,681
81,215	TKC Holdings, Inc.(b)	3 Month Libor + 3.750%	4.750	02/01/23	79,886
					211,218
	CONSTRUCTION MATERIALS — 0.2%
40,087	AZEK Company, LLC (The)(b)	3 Month Libor + 3.750%	4.750	05/04/24	40,192
97,733	Summit Materials, LLC(b)	1 Month Libor + 2.000%	2.145	11/10/24	97,743
					137,935
	CONTAINERS & PACKAGING — 0.2%
168,796	Berry Global, Inc.(b)	1 Month Libor + 2.000%	2.133	05/17/26	168,764

	ELECTRIC UTILITIES — 0.3%
48,553	APLP Holdings, L.P.(b)	1 Month Libor + 2.500%	3.500	04/19/25	48,636
125,000	Astoria Energy, LLC(b)	3 Month Libor + 3.500%	4.500	12/10/27	125,293
98,500	Calpine Corporation(b)	1 Month Libor + 2.250%	2..371	04/01/26	98,453
					272,382
	ELECTRICAL EQUIPMENT — 0.2%
187,949	Brookfield WEC Holdings, Inc.(b) (h)	1 Month Libor + 2.750%	3.750	08/01/25	188,114
9,925	Ingersoll-Rand Services Company(b)	1 Month Libor + 1.750%	1.871	02/28/27	9,889
					198,003
	FOOD — 0.1%
100,000	CHG PPC Parent, LLC(b)	1 Month Libor + 2.750%	2.871	03/23/25	99,313

	HEALTH CARE FACILITIES & SERVICES — 0.3%
49,496	Catalent Pharma Solutions, Inc.(b)	1 Month Libor + 2.250%	3.250	05/10/26	49,744
107,250	IQVIA, Inc.(b)	3 Month Libor + 1.750%	2.004	06/08/25	107,394
71,596	Legacy LifePoint Health, LLC(b)	1 Month Libor + 3.750%	3.897	11/16/25	71,645
20,000	PPD, Inc.(b)	1 Month Libor + 2.250%	2.750	01/06/28	20,115
					248,898
	HOME & OFFICE PRODUCTS — 0.1%
75,000	Weber-Stephen Products, LLC(b)	1 Month Libor + 3.250%	4.000	10/20/27	75,356

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	TERM LOANS — 6.0% (Continued)
	HOME CONSTRUCTION — 0.1%
30,000	CP Atlas Buyer, Inc.(b)	3 Month Libor + 4.500%	5.250	11/20/27	30,069
10,000	CP Atlas Buyer, Inc.(b)	3 Month Libor + 4.500%	5.250	11/20/27	10,023
					40,092
	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
100,000	Citadel Securities, L.P.(b)	1 Month Libor + 2.500%	0.000	02/27/28	99,667

	INSURANCE — 0.1%
203,146	Sedgwick Claims Management Services, Inc.(b)	1 Month Libor + 3.250%	3.371	11/05/25	202,243

	INTERNET MEDIA & SERVICES — 0.1%
64,350	Pug, LLC(b)	1 Month Libor + 3.500%	3.621	12/31/49	61,937

	LEISURE FACILITIES & SERVICES — 0.3%
14,925	Aristocrat International Pty Ltd.(b)	3 Month Libor + 3.750%	4.750	10/19/24	15,025
154,357	Boyd Gaming Corporation(b)	ICE LIBOR USD 1 Week + 2.250%	2.342	09/15/23	154,172
39,608	Station Casinos, LLC(b)	1 Month Libor + 2.250%	2.500	01/31/27	39,088
					208,285
	MACHINERY — 0.4%
60,000	Alliance Laundry Systems, LLC(b)	3 Month Libor + 3.500%	4.250	09/30/27	60,287
9,950	Gardner Denver, Inc.(b)	1 Month Libor + 2.750%	2.871	02/28/27	9,971
85,698	Seminole Tribe of Florida, Inc.(b)	1 Month Libor + 1.750%	1.871	07/06/24	85,820
134,625	Star US Bidco, LLC(b)	1 Month Libor + 4.250%	5.250	03/03/27	134,289
					290,367
	MEDICAL EQUIPMENT & DEVICES — 0.1%
112,686	Greatbatch Ltd.(b)	1 Month Libor + 2.500%	3.500	10/27/22	112,897

	OIL & GAS PRODUCERS — 0.1%
24,813	Buckeye Partners, L.P.(b)	1 Month Libor + 2.750%	2.897	10/16/26	24,852
58,218	CITGO Petroleum Corporation(b)	3 Month Libor + 6.250%	7.250	03/27/24	58,058
					82,910
	PUBLISHING & BROADCASTING — 0.1%
73,333	Nexstar Broadcasting, Inc.(b)	1 Month Libor + 2.750%	2.894	06/20/26	73,506

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	TERM LOANS — 6.0% (Continued)
	RETAIL - DISCRETIONARY — 0.1%
105,000	Harbor Freight Tools USA, Inc.(b)	1 Month Libor + 3.250%	4.000	10/14/27	105,276
20,000	PetSmart, Inc.(b)	1 Month Libor + 4.500%	0.000	01/29/28	19,800
					125,076
	SOFTWARE — 0.4%
59,692	Applied Systems, Inc.(b)	3 Month Libor + 3.000%	4.000	09/18/24	59,865
133,162	Boxer Parent Company, Inc.(b)	1 Month Libor + 4.25%	4.371	06/28/25	133,224
125,000	Sophia, L.P.(b)	3 Month Libor + 3.750%	4.500	09/23/27	125,656
64,900	UKG, Inc.(b)	3 Month Libor + 3.250%	4.750	05/03/26	65,271
					384,016
	SPECIALTY FINANCE — 0.1%
75,000	Avolon TLB Borrower 1 US, LLC(b)	1 Month Libor + 2.500%	3.250	12/01/27	75,450

	TECHNOLOGY HARDWARE — 0.1%
63,649	Dell International, LLC(b) (e)	1 Month Libor + 2.000%	2.750	09/12/25	63,853

	TECHNOLOGY SERVICES — 0.2%
169,200	Dun & Bradstreet Corporation (The)(b)	1 Month Libor + 3.250%	3..378	02/01/26	169,865

	TELECOMMUNICATIONS — 0.4%
39,588	CenturyLink, Inc.(b)	1 Month Libor + 2.250%	2.371	03/15/27	39,533
44,888	Consolidated Communications, Inc.(b)	1 Month Libor + 4.750%	5.750	10/18/27	45,331
179,337	SBA Senior Finance II, LLC(b)	1 Month Libor + 1.750%	1.871	04/11/25	178,991
115,717	Zayo Group Holdings, Inc.(b)	1 Month Libor + 3.000%	3.121	02/21/27	115,211
					379,066
	TRANSPORTATION & LOGISTICS — 0.3%
103,939	American Airlines, Inc.(b)	1 Month Libor + 1.750%	1.878	06/27/25	93,791
120,000	Mileage Plus Holdings, LLC(b)	3 Month Libor + 5.250%	6.250	06/25/27	128,207
					221,998
	TRANSPORTATION EQUIPMENT — 0.1%
87,525	Navistar, Inc.(b)	1 Month Libor + 3.500%	3.630	11/02/24	87,645

	TOTAL TERM LOANS (Cost $5,217,393)				5,247,168

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

			Interest
Principal Amount		Variable Rate	Rate %	Maturity	Value ($)
	U.S. GOVERNMENT & AGENCIES — 21.6%
	AGENCY FIXED RATE — 2.3%
46,070	Fannie Mae Pool 310041		6.500	05/01/37	55,937
13,286	Fannie Mae Pool 735061		6.000	11/01/34	15,979
12,274	Fannie Mae Pool 866009		6.000	03/01/36	14,781
24,542	Fannie Mae Pool 909175		5.500	04/01/38	28,682
60,989	Fannie Mae Pool 909220		6.000	08/01/38	71,830
117,655	Fannie Mae Pool 938574		5.500	09/01/36	137,585
18,030	Fannie Mae Pool 962752		5.000	04/01/38	20,988
111,354	Fannie Mae Pool AA7001		5.000	06/01/39	129,512
89,826	Fannie Mae Pool AS6522		3.500	01/01/46	96,712
131,873	Fannie Mae Pool AS7026		4.000	04/01/46	143,275
205,860	Fannie Mae Pool BJ9260		4.000	04/01/48	221,361
114,255	Fannie Mae Pool CA4128		3.000	09/01/49	120,437
176,481	Fannie Mae Pool CA4978		3.000	01/01/50	186,110
257,547	Fannie Mae Pool MA3803		3.500	10/01/49	273,672
337,704	Fannie Mae Pool MA3905		3.000	01/01/50	355,419
128,247	Freddie Mac Gold Pool G01980		5.000	12/01/35	149,222
18,234	Freddie Mac Gold Pool G05888		5.500	10/01/39	21,466
					2,042,968
	U.S. TREASURY BONDS — 6.7%
590,000	United States Treasury Bond		3.000	08/15/48	742,824
1,280,000	United States Treasury Bond		2.875	05/15/49	1,581,350
1,260,000	United States Treasury Bond		2.000	02/15/50	1,305,823
2,500,000	United States Treasury Bond		1.375	08/15/50	2,225,976
					5,855,973
	U.S. TREASURY NOTES — 12.6%
1,010,000	United States Treasury Note		0.125	05/31/22	1,010,316
3,500,000	United States Treasury Note		0.250	05/31/25	3,484,824
1,210,000	United States Treasury Note		2.875	08/15/28	1,390,602
3,890,000	United States Treasury Note (e)		2.625	02/15/29	4,411,655
770,000	United States Treasury Note		1.500	02/15/30	802,454
					11,099,851

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,125,098)				18,998,792

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares			Value ($)
	COLLATERAL FOR SECURITIES LOANED — 17.1%
15,023,572	Mount Vernon Prime Portfolio (Cost $15,023,572)(b)(f)	0.150	15,023,572

	TOTAL INVESTMENTS – 114.6% (Cost $98,674,484)		$100,756,266
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.6)%		(12,795,524)
	NET ASSETS - 100.0%		$87,960,742

ETF- Exchange-Traded Fund

LLC - Limited Liability Corporation

LP - Limited Partnership

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

REITs - Real Estate Investment Trusts

SARL - Private Limited Liability Company in Luxembourg

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021 the total market value of 144A securities is 34,681,681 or 39.4%

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of January 31, 2021.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $14,690,837 at January 31, 2021.

(f)	The Trust’s securities lending policies and procedures require that the borrower. (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(g)	Step up Bond the interest rate shown is the rate in effect as of January 31,2021.

(h)	Security has not settled. Interest rate will be set at settlement.

(i)	Variable rate security. Interest rate is as of January 31, 2021.

H15T10Y	10 Year US Treasury Yield Curve Constant Maturity Rate

H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate

USSW5	5 Year USSW Rate

SOFRRATE	Secured Overnight Financing Rate

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
January 31, 2021

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
TERM LOANS - 96.4%
BASIC MATERIALS - 5.7%
Acuity Specialty Products, Inc. (aka Zep Inc.), Initial Term Loan (First Lien)	LIBOR + 4.000%	$963,083	5.000	+	8/12/2024	$955,460
Aruba Investments Holdings, LLC, Initial Dollar Term Loan (First Lien)	LIBOR + 4.000%	445,000	4.750	+	11/24/2027	448,062
Ascend Performance Materials Operations LLC, Initial Term Loan	LIBOR + 5.250%	222,750	6.250	+	8/28/2026	224,671
Covia Holdings Corporation (fka Unimin Corporation), Initial Term Loan **	LIBOR + 4.000%	460,531	4.119	+	5/31/2025	446,140
Diamond (BC) B.V. (aka Diversey), Initial USD Term Loan	LIBOR + 3.000%	1,199,909	3.121	+	9/06/2024	1,197,660
Diamond (BC) B.V. (aka Diversey), New Term Loan	LIBOR + 5.000%	189,525	6.000	+	9/06/2024	189,762
Element Solutions Inc (Macdermid, Incorporated), Tranche B-1 Term Loan	LIBOR + 2.000%	720,369	2.121	+	1/30/2026	719,922
H.B. Fuller Company, Commitment	LIBOR + 2.000%	654,060	2.129	+	10/20/2024	654,698
Hexion Inc., USD Term Loan	LIBOR + 3.500%	566,375	3.737	+	6/30/2026	568,499
Ineos US Finance LLC, New 2024 Dollar Term Loan	LIBOR + 2.000%	2,264,293	2.121	+	3/31/2024	2,255,156
Ineos US Petrochem, LLC, Term Loan B (USD)	LIBOR + 2.750%	520,000	2.869	+	1/29/2026	522,709
Innophos Holdings, Inc., Initial Term Loan	LIBOR + 3.500%	441,663	3.621	+	2/04/2027	442,583
NIC Acquisition Corporation, Term Loan	LIBOR + 3.750%	190,000	3.869	+	12/29/2027	190,951
Nouryon Finance B.V. (aka AkzoNobel), Initial Dollar Term Loan	LIBOR + 3.000%	1,078,296	3.129	+	9/30/2025	1,075,600
						9,891,873
COMMUNICATIONS - 15.6%
Altice France S.A., USD TLB-13 Incremental Term Loan	LIBOR + 4.000%	229,713	4.127	+	8/14/2026	230,159
Barracuda Networks, Inc., 2020 Term Loan (First Lien)	LIBOR + 3.750%	608,475	4.500	+	2/12/2025	609,868
CenturyLink, Inc., Term B Loan	LIBOR + 2.250%	727,650	2.371	+	3/16/2027	726,649
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B-2 Loan	LIBOR + 1.750%	1,867,834	1.871	+	1/31/2027	1,868,226
Clear Channel Outdoor Holdings, Inc., Term B Loan	LIBOR + 3.500%	835,777	3.711	+	8/20/2026	817,231
CNT Holdings I Corporation, Initial Term Loan (First Lien)	LIBOR + 3.750%	660,000	4.500	+	11/08/2027	664,597
Consolidated Communications, Inc., Initial Term Loan	LIBOR + 4.750%	763,088	5.750	+	10/02/2027	770,631
CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)), March 2017 Refinancing Term Loan	LIBOR + 2.250%	1,724,937	2.376	+	7/16/2025	1,718,072
CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)), October 2018 Incremental Term Loan	LIBOR + 2.250%	372,400	2.376	+	1/16/2026	370,888
Diamond Sports Group, LLC, Term Loan	LIBOR + 3.250%	600,136	3.371	+	8/24/2026	515,619
Hoya Midco, LLC (aka Vivid Seats LLC), Initial Term Loan (First Lien)	LIBOR + 3.500%	926,090	4.500	+	6/30/2024	891,362
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan	LIBOR + 3.000%	1,775,600	3.121	+	4/30/2026	1,756,956
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan	LIBOR + 5.750%	660,000	8.000	+	11/28/2023	669,860
Intelsat Jackson Holdings S.A., Tranche B-5 Term Loan	LIBOR + 8.625%	354,000	8.625	+	1/02/2024	360,721
Intrado Corporation, Initial Term B Loan	LIBOR + 4.000%	437,266	5.000	+	10/10/2024	431,116
Intrado Corporation, Incremental Term B-1 Loan	LIBOR + 3.500%	243,750	4.500	+	10/10/2024	239,560
Level 3 Financing, Inc., Tranche B 2027 Term Loan	LIBOR + 1.750%	1,936,567	1.871	+	2/28/2027	1,928,705
McGraw Hill LLC, Term B Loan (First Lien)	LIBOR + 4.750%	830,155	5.750	+	10/31/2024	818,953
Meredith Corporation, Tranche B-2 Term Loan	LIBOR + 2.500%	520,864	2.621	+	2/01/2025	518,213
NewCo I B.V., Facility AV1	LIBOR + 3.500%	495,000	3.626	+	2/01/2029	496,208
Nexstar Broadcasting, Inc., Term B-4 Loan	LIBOR + 2.750%	905,472	2.894	+	9/18/2026	907,609
Numericable U.S. LLC, USD TLB-11 Term Loan	LIBOR + 2.750%	627,250	2.871	+	8/01/2025	621,633
Numericable U.S. LLC, USD TLB-[12] Term Loan	LIBOR + 3.688%	772,770	3.814	+	2/01/2026	771,418
Plantronics, Inc., Initial Term B Loan	LIBOR + 2.500%	560,000	2.621	+	7/02/2025	555,486
Pug LLC, USD Term B Loan	LIBOR + 3.500%	742,500	3.621	+	2/12/2027	714,656
Radiate HoldCo, LLC (aka RCN Grande), Term B Loan	LIBOR + 3.500%	126,901	4.250	+	9/24/2026	127,165
Rodan & Fields, LLC, Closing Date Term Loan	LIBOR + 4.000%	628,875	4.127	+	6/16/2025	554,353
SBA Senior Finance II LLC, Initial Term Loan	LIBOR + 1.750%	1,130,546	1.871	+	4/12/2025	1,128,364
Sinclair Television Group, Inc., Tranche B Term Loan	LIBOR + 2.250%	850,163	2.371	+	1/04/2024	845,912
Uber Technologies, Inc., 2018 Refinancing Term Loan	LIBOR + 3.500%	1,057,246	3.621	+	7/12/2023	1,060,766
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan	LIBOR + 2.750%	1,992,315	3.750	+	3/16/2024	1,991,608
UPC Financing Partnership , Facility AV	LIBOR + 3.500%	495,000	3.626	+	2/01/2029	496,208
Virgin Media Bristol LLC, N Facility	LIBOR + 2.500%	500,000	2.626	+	2/01/2028	498,715
Zayo Group Holdings, Inc., Initial Dollar Term Loan	LIBOR + 3.000%	489,934	3.121	+	3/08/2027	487,791
						27,165,278
CONSUMER, CYCLICAL - 15.2%
Accuride Corporation, 2017 Refinancing Term Loan	LIBOR + 5.250%	442,790	6.250	+	11/16/2023	406,481
American Airlines, Inc., 2017 Class B Term Loan	LIBOR + 2.000%	479,568	2.126	+	12/16/2023	447,660
American Axle & Manufacturing, Inc., Tranche B Term Loan	LIBOR + 2.250%	1,149,876	3.000	+	4/06/2024	1,145,207
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan	LIBOR + 2.000%	1,095,209	2.121	+	1/16/2027	1,093,156
Aramark Intermediate HoldCo Corporation, U.S. Term B-2 Loan	LIBOR + 1.750%	195,170	1.871	+	3/28/2024	194,520
Aramark Intermediate HoldCo Corporation, U.S. Term B-3 Loan	LIBOR + 1.750%	1,357,024	1.871	+	3/12/2025	1,350,965
Aristocrat Leisure Limited, Initial Term Loan	LIBOR + 3.750%	49,750	4.750	+	10/20/2024	50,084

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2021

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
TERM LOANS - 96.4% (Continued)
CONSUMER, CYCLICAL - 15.2% (Continued)
Aristocrat Leisure Limited, Term B-3 Loan	LIBOR + 1.750%	$1,368,045	1.974	+	10/20/2024	$1,365,192
Bass Pro Group, LLC, Initial Term Loan	LIBOR + 5.000%	917,115	5.750	+	9/24/2024	920,224
Boyd Gaming Corporation, Refinancing Term B Loan	LIBOR + 2.250%	662,243	2.342	+	9/16/2023	661,448
Caesars Resort Collection, LLC, Term B-1 Loan	LIBOR + 4.500%	678,300	4.621	+	6/20/2025	679,111
Carlisle FoodService Products, Inc., Initial Term Loan (First Lien)	LIBOR + 3.000%	545,415	4.000	+	3/20/2025	522,916
Carnival Corporation, Initial Advance (USD)	LIBOR + 7.500%	129,350	8.500	+	6/30/2025	133,696
CCM Merger, Inc. (MotorCity Casino Hotel), Term B Loan	LIBOR + 3.750%	365,000	4.500	+	11/04/2025	367,737
CityCenter Holdings, LLC, Term B Loan	LIBOR + 2.250%	941,908	3.000	+	4/18/2024	931,707
Clarios Global LP, Initial Dollar Term Loan (First Lien)	LIBOR + 3.500%	828,583	3.621	+	4/30/2026	830,136
Cooper-Standard Automotive Inc., Additional Term B-1 Loan	LIBOR + 2.000%	778,436	2.750	+	11/02/2023	742,574
DexKo Global Inc., Replacement U.S. Dollar Term B Loan (First Lien)	LIBOR + 3.500%	505,370	4.500	+	7/24/2024	506,793
Gateway Casinos & Entertainment Limited, Initial Term Loan	LIBOR + 3.500%	492,373	3.619	+	3/12/2025	482,447
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan	LIBOR + 12.000%	15,000	13.000	+	10/04/2023	17,100
Golden Nugget, Inc. (aka Landry’s Inc.), Initial B Term Loan	LIBOR + 2.500%	1,155,545	3.250	+	10/04/2023	1,135,508
Harbor Freight Tools USA, Inc., Initial Loan (2020)	LIBOR + 3.250%	1,278,165	4.000	+	10/20/2027	1,281,520
Isagenix International, LLC, Senior Lien Term Loan	LIBOR + 5.750%	511,404	6.750	+	6/14/2025	286,386
Kestrel Bidco Inc. (aka WestJet Airlines), Term Loan	LIBOR + 3.000%	578,180	4.000	+	12/12/2026	558,160
LBM Acquisition, LLC, Initial Term Loan (First Lien)	LIBOR + 3.750%	65,000	4.500	+	12/16/2027	65,219
LBM Acquisition, LLC, Initial Delayed Draw Term Loan (First Lien)	LIBOR + 3.750%	13,860	3.869	+	12/18/2027	13,906
Michaels Stores, Inc., 2020 Refinancing Term B Loan	LIBOR + 3.500%	810,927	4.250	+	9/30/2027	811,941
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan	LIBOR + 5.250%	995,000	6.250	+	6/20/2027	1,063,053
Navistar, Inc., Tranche B Term Loan	LIBOR + 3.500%	914,150	3.629	+	11/06/2024	915,407
Ozark Holdings LLC (aka Royal Oak), 2020 Refinancing Term Loan	LIBOR + 4.000%	185,000	4.750	+	12/16/2027	185,983
Park River Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	165,000	4.000	+	12/28/2027	165,598
Petco Animal Supplies, Inc., Term Loan	LIBOR + 3.250%	610,523	4.250	+	1/26/2023	610,697
PetSmart, Inc., Term Loan B	LIBOR + 4.500%	160,000	4.619	+	2/11/2028	158,400
Playa Resorts Holding B.V., Initial Term Loan	LIBOR + 2.750%	711,313	3.750	+	4/28/2024	688,195
Protective Industrial Products, Inc., Initial Term Loan	LIBOR + 4.000%	650,000	4.119	+	12/29/2027	650,812
Scientific Games International, Inc., Initial Term B-5 Loan	LIBOR + 2.750%	1,045,127	2.871	+	8/14/2024	1,029,288
Serta Simmons Bedding, LLC, Initial Term Loan (First Lien)	LIBOR + 3.500%	293,760	4.500	+	11/08/2023	176,957
Station Casinos LLC, Term B-1 Facility Loan	LIBOR + 2.250%	445,592	2.500	+	2/08/2027	439,743
Tenneco Inc., Tranche B Term Loan	LIBOR + 3.000%	779,100	3.121	+	9/30/2025	771,991
TI Group Automotive Systems, L.L.C., Initial US Term Loan (2020)	LIBOR + 3.750%	315,529	4.500	+	12/16/2024	316,712
TKC Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 3.750%	692,744	4.750	+	1/31/2023	681,401
Truck Hero, Inc., Term Loan B	LIBOR + 3.750%	510,000	3.869	+	1/31/2028	511,849
UFC Holdings, LLC, Term B-1 Loan (First Lien)	LIBOR + 3.250%	1,074,039	3.369	+	4/28/2026	1,074,442
						26,442,322
CONSUMER, NON-CYCLICAL - 24.9%
Accelerated Health Systems, LLC (Athletico Management, LLC), Initial Term Loan	LIBOR + 3.500%	455,700	3.629	+	11/01/2025	455,130
Advanz Pharma Corporation, Initial Dollar Term Loan	LIBOR + 5.500%	529,946	6.500	+	9/06/2024	529,697
Agiliti Health, Inc., Amendment No. 2 Term Loan	LIBOR + 2.750%	370,000	3.500	+	1/04/2026	369,537
AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), Term Loan	LIBOR + 4.500%	565,437	5.500	+	6/30/2025	568,884
AlixPartners, LLP, 2017 Refinancing Term Loan	LIBOR + 2.500%	1,205,488	2.621	+	4/04/2024	1,205,904
AlixPartners, LLP, USD Term Loan B	LIBOR + 2.750%	435,000	2.869	+	2/04/2028	435,363
Amentum Government Services Holdings LLC, Tranche 2 Term Loan (First Lien)	LIBOR + 4.750%	815,000	5.500	+	1/28/2027	821,112
Arterra Wines Canada, Inc., Initial Tranche B-1 Term Loan	LIBOR + 3.500%	495,000	4.250	+	11/24/2027	499,022
Bausch Health Companies Inc., Initial Term Loan	LIBOR + 3.000%	908,709	3.121	+	6/02/2025	910,626
Bausch Health Companies Inc., First Incremental Term Loan	LIBOR + 2.750%	161,250	2.871	+	11/28/2025	161,263
Cano Health, LLC, Initial Term Loan	LIBOR + 5.250%	527,634	5.500	+	11/24/2027	526,315
Cano Health, LLC, Delayed Draw Term Loan	LIBOR + 4.750%	192,366	4.869	+	11/24/2027	191,886
CHG Healthcare Services, Inc. (fka CHG Buyer Corporation), New Term Loan (2017) (First Lien)	LIBOR + 3.000%	804,777	4.000	+	6/08/2023	805,425
CHG PPC Parent LLC, Initial Term Loan (First Lien)	LIBOR + 2.750%	575,250	2.871	+	4/01/2025	571,295
Chobani, LLC, 2020 New Term Loan	LIBOR + 3.500%	882,788	4.500	+	10/24/2027	887,480
CPI Acquisition, Inc., Term Loan (First Lien)	LIBOR + 4.500%	673,336	5.500	+	8/16/2022	628,559
CPI Holdco, LLC, Term B-1 Loan (First Lien)	LIBOR + 4.000%	290,000	4.119	+	11/04/2026	290,906
CPI Holdco, LLC, Closing Date Term Loan (First Lien)	LIBOR + 4.000%	223,313	4.121	+	11/04/2026	224,010
CSC SW Holdco, Inc. (fka CSC Serviceworks, Inc.) (aka Spin Holdco), Term B-1 Loan (First Lien)	LIBOR + 3.250%	596,907	4.250	+	11/14/2022	596,871
Dole Food Company, Inc., Tranche B Term Loan	LIBOR + 2.750%	828,409	3.750	+	4/04/2024	829,743
Elanco Animal Health, Inc., Term Loan	LIBOR + 1.750%	769,545	1.894	+	7/31/2027	768,741

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2021

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
TERM LOANS - 96.4% (Continued)
CONSUMER, NON-CYCLICAL - 24.9% (Continued)
Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan	LIBOR + 4.250%	$734,293	5.000	+	4/28/2024	$730,622
Envision Healthcare Corporation, Initial Term Loan	LIBOR + 3.750%	1,108,699	3.871	+	10/10/2025	947,938
eResearchTechnology, Inc., Initial Term Loan (First Lien)	LIBOR + 4.500%	542,725	5.500	+	2/04/2027	545,892
Froneri International Limited, Facility B2 (First Lien)	LIBOR + 2.250%	756,200	2.371	+	1/28/2027	753,629
Garda World Security Corporation, Initial Term Loan	LIBOR + 4.750%	350,000	4.988	+	10/30/2026	351,787
Gentiva Health Services, Inc., Term B Loan (First Lien)	LIBOR + 3.250%	268,943	3.371	+	7/02/2025	269,532
Greenrock Finance, Inc., Initial USD Term B Loan (First Lien)	LIBOR + 3.500%	247,356	4.500	+	6/28/2024	245,758
Heartland Dental, LLC, Initial Term Loan	LIBOR + 3.500%	609,325	3.621	+	4/30/2025	597,900
Help at Home, LLC, Delayed Draw Term Loan (First Lien)	LIBOR + 5.000%	100,302	5.119	+	10/22/2027	100,803
Help at Home, LLC, Initial Term Loan (First Lien)	LIBOR + 5.000%	794,698	6.000	+	10/28/2027	798,672
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), Initial Term Loan	LIBOR + 3.688%	1,369,203	3.808	+	5/24/2025	1,364,678
Hostess Brands, LLC, 2019 Refinancing Term B Loan (First Lien)	LIBOR + 2.250%	580,471	3.000	+	8/04/2025	581,342
Iqvia Inc. (Quintiles IMS), Term B-3 Dollar Loan	LIBOR + 1.750%	800,028	2.004	+	6/12/2025	801,100
Kronos Acquisition Holdings Inc., Initial Loan (2020)	LIBOR + 4.500%	260,000	5.250	+	12/22/2026	260,185
Kronos Acquisition Holdings Inc., Term Loan B	LIBOR + 3.750%	1,025,000	3.869	+	12/22/2026	1,025,728
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), Term B Loan (First Lien)	LIBOR + 3.750%	892,432	3.871	+	11/16/2025	893,048
Milano Acquisition Corporation, Term B Loan (First Lien)	LIBOR + 4.000%	775,000	4.750	+	9/30/2027	778,395
Milk Specialties Company, New Term Loan	LIBOR + 4.000%	517,071	5.000	+	8/16/2023	518,044
NAB Holdings, LLC (aka North American Bancard Holdings), 2018 Refinancing Term Loan	LIBOR + 3.000%	950,144	4.000	+	6/30/2024	949,564
National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Initial Term Loan (First Lien)	LIBOR + 4.250%	268,820	4.410	+	3/08/2026	269,492
National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Initial Term C Loan (First Lien)	LIBOR + 4.250%	12,302	4.397	+	3/08/2026	12,333
National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Incremental Term Loan B	LIBOR + 4.250%	168,496	4.369	+	3/08/2026	168,918
National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Incremental Term Loan C	LIBOR + 4.250%	6,504	4.369	+	3/08/2026	6,520
One Call Corporation, Extended Term Loan (First Lien)	LIBOR + 5.250%	791,913	6.250	+	11/28/2022	771,791
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan	LIBOR + 3.250%	776,853	3.394	+	6/30/2025	775,882
Packaging Coordinators Midco, Inc., Term B Loan (First Lien)	LIBOR + 3.750%	520,000	4.500	+	11/30/2027	522,275
Parexel International Corporation, Initial Term Loan	LIBOR + 2.750%	864,513	2.871	+	9/28/2024	864,768
Parfums Holding Company, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	1,071,601	4.233	+	6/30/2024	1,073,943
PetVet Care Centers, LLC (fka Pearl Intermediate Parent LLC), Initial Term Loan (First Lien)	LIBOR + 2.750%	884,752	2.871	+	2/14/2025	878,855
PetVet Care Centers, LLC (fka Pearl Intermediate Parent LLC), 2018 Term Loan (First Lien)	LIBOR + 3.250%	62,692	3.371	+	2/14/2025	62,653
PetVet Care Centers, LLC (fka Pearl Intermediate Parent LLC), 2020 First Lien Incremental Term Loan	LIBOR + 4.250%	489,068	5.250	+	2/14/2025	491,819
Phoenix Guarantor Inc. (aka Brightspring), Tranche B-1 Term Loan (First Lien)	LIBOR + 3.250%	534,937	3.379	+	3/04/2026	534,380
Phoenix Guarantor Inc. (aka Brightspring), Tranche B-2 Term Loan (First Lien)	LIBOR + 3.750%	180,000	4.250	+	3/04/2026	181,238
Pluto Acquisition I, Inc. (aka AccentCare, Inc.), 2020 Incremental Term Loan	LIBOR + 5.000%	400,000	5.500	+	6/22/2026	402,000
PPD, Inc., Initial Term Loan	LIBOR + 2.250%	400,000	2.750	+	1/12/2028	402,292
Precision Medicine Group, LLC, Initial DDTL	LIBOR + 3.750%	49,038	3.869	+	10/30/2027	49,315
Precision Medicine Group, LLC, Initial Term Loan	LIBOR + 3.750%	375,962	4.500	+	11/18/2027	378,078
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.), Initial Dollar Term Loan	LIBOR + 3.250%	1,764,983	3.398	+	9/30/2025	1,764,983
Select Medical Corporation, Tranche B Term Loan	LIBOR + 2.250%	632,966	2.372	+	3/06/2025	630,592
Shearer’s Foods, LLC, Term Loan (First Lien)	LIBOR + 4.000%	1,377,780	4.750	+	9/24/2027	1,384,669
Sigma Holdco B.V. (aka Flora Foods), Facility B2	LIBOR + 3.000%	841,504	3.260	+	7/02/2025	839,190
Sotera Health Holdings, LLC, Refinancing Loan (First Lien)	LIBOR + 2.750%	485,000	3.250	+	12/12/2026	484,697
Southern Veterinary Partners, LLC, Delayed Draw Term Loan (First Lien)	LIBOR + 4.000%	86,234	4.119	+	10/02/2027	86,342
Southern Veterinary Partners, LLC, Initial Term Loan (First Lien)	LIBOR + 4.000%	625,195	5.000	+	10/04/2027	625,976
St. George’s University Scholastic Services LLC, Term Loan	LIBOR + 3.250%	787,088	3.371	+	7/16/2025	786,104
Surgery Center Holdings, Inc., Initial Term Loan	LIBOR + 3.250%	809,475	4.250	+	9/04/2024	805,933
Surgery Center Holdings, Inc., 2020 Incremental Term Loan	LIBOR + 8.000%	84,363	9.000	+	9/04/2024	86,815
Trans Union LLC, 2019 Replacement Term B-5 Loan	LIBOR + 1.750%	1,150,624	1.871	+	11/12/2026	1,150,716
Viant Medical Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 3.750%	1,178,728	3.871	+	7/02/2025	1,153,975
WEX Inc., Term B-3 Loan	LIBOR + 2.250%	865,835	2.371	+	5/16/2026	866,917
						43,305,847
ENERGY - 1.1%
CITGO Holding, Inc., Term Loan	LIBOR + 7.000%	341,680	7.119	+	7/31/2023	321,340
CITGO Petroleum Corporation, 2019 Incremental Term B Loan	LIBOR + 6.250%	541,176	7.250	+	3/28/2024	539,688
Fieldwood Energy LLC, Closing Date Loan (First Lien)	LIBOR + 5.250%	605,554	5.369	+	4/12/2022	157,193
Medallion Midland Acquisition, LLC, Initial Term Loan	LIBOR + 3.250%	476,439	4.250	+	10/30/2024	473,909
Paragon Offshore Finance Company, Term Loan **	LIBOR + 2.750%	1,153	2.869	+	7/18/2021	—
Traverse Midstream Partners LLC, Advance	LIBOR + 5.500%	470,085	6.500	+	9/28/2024	463,915
						1,956,045

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2021

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
TERM LOANS - 96.4% (Continued)
FINANCIAL - 6.1%
Acrisure, LLC, 2020 Term Loan (First Lien)	LIBOR + 3.500%	$1,042,744	3.621	+	2/16/2027	$1,040,231
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan	LIBOR + 3.000%	214,529	3.121	+	11/04/2023	214,462
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan	LIBOR + 3.000%	380,250	3.121	+	11/04/2024	379,537
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan	LIBOR + 6.500%	401,550	6.621	+	8/04/2025	403,055
Asurion, LLC (fka Asurion Corporation), New B-8 Term Loan	LIBOR + 3.250%	772,537	3.371	+	12/24/2026	769,640
Asurion, LLC (fka Asurion Corporation), Term Loan B9	LIBOR + 3.250%	410,000	3.369	+	7/31/2027	405,900
Asurion, LLC (fka Asurion Corporation), Second Lien Term Loan B3	LIBOR + 6.000%	355,000	6.119	+	1/31/2028	355,000
Blackhawk Network Holdings, Inc., Term Loan (First Lien)	LIBOR + 3.000%	520,335	3.121	+	6/16/2025	513,613
Citadel Securities LP, Term Loan B	LIBOR + 2.500%	1,250,000	2.619	+	2/02/2028	1,245,831
Deerfield Dakota Holding, LLC (aka Duff & Phelps), Initial Dollar Term Loan (First Lien)	LIBOR + 3.750%	960,512	4.750	+	4/08/2027	967,029
iStar Inc. (fka iStar Financial Inc.), Loan	LIBOR + 2.750%	208,813	2.888	+	6/28/2023	209,140
Masergy Holdings, Inc., 2017 Replacement Term Loan (First Lien)	LIBOR + 3.250%	663,272	4.250	+	12/16/2023	662,549
PAI Holdco, Inc., Term B Loan (First Lien)	LIBOR + 4.000%	145,000	5.000	+	10/28/2027	146,087
PI UK Holdco II Limited, Facility B1	LIBOR + 3.500%	1,640,320	4.500	+	1/04/2025	1,644,126
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan	LIBOR + 3.250%	1,517,600	3.371	+	1/01/2026	1,510,854
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2019 Term Loan	LIBOR + 4.000%	192,075	4.121	+	9/04/2026	192,836
						10,659,890
INDUSTRIALS - 17.7%
AI Convoy (Luxembourg) S.a r.l., Facility B (USD)	LIBOR + 3.500%	749,338	4.500	+	1/18/2027	751,132
Alliance Laundry Systems LLC, Initial Term B Loan	LIBOR + 3.500%	850,000	4.250	+	10/08/2027	854,071
Altium Packaging LLC, Term Loan B	LIBOR + 2.750%	165,000	2.869	+	2/03/2028	164,175
Anchor Glass Container Corporation, July 2017 Additional Term Loan (First Lien)	LIBOR + 2.750%	682,732	3.750	+	12/08/2023	564,688
Anchor Glass Container Corporation, 2020 Incremental Loan	LIBOR + 5.000%	117,120	5.119	+	12/08/2023	96,038
Anchor Glass Container Corporation, Term Loan (Second Lien)	LIBOR + 7.750%	81,333	8.750	+	12/08/2024	38,311
ASP Navigate Acquisition Corporation, Initial Term Loan	LIBOR + 4.500%	370,000	5.500	+	10/06/2027	371,850
Atlantic Aviation FBO Inc., Term Loan	LIBOR + 3.750%	550,243	3.871	+	12/06/2025	551,104
Berlin Packaging L.L.C., Initial Term Loan (First Lien)	LIBOR + 3.000%	902,644	3.145	+	11/08/2025	898,533
Berry Global, Inc. (fka Berry Plastics Corporation), Term X Loan	LIBOR + 2.000%	511,439	2.133	+	1/20/2024	512,015
Berry Global, Inc. (fka Berry Plastics Corporation), Term Y Loan	LIBOR + 2.000%	627,702	2.133	+	6/30/2026	627,583
Brookfield WEC Holdings Inc. (aka Westinghouse Electric Company LLC), Initial Term Loan (2021)	LIBOR + 2.750%	1,449,067	2.869	+	7/31/2025	1,450,335
BWay Holding Company , Initial Term Loan	LIBOR + 3.250%	965,880	3.381	+	4/04/2024	950,185
Circor International, Inc., New Term Loan	LIBOR + 3.250%	735,114	4.250	+	12/12/2024	728,681
CP Atlas Buyer, Inc. (aka American Bath), Initial Tranche B-1 Term Loan	LIBOR + 4.500%	206,250	5.250	+	11/24/2027	206,722
CP Atlas Buyer, Inc. (aka American Bath), Initial Tranche B-2 Term Loan	LIBOR + 4.500%	68,750	5.250	+	11/24/2027	68,907
CPG International LLC (fka CPG International Inc.) , New Term Loan	LIBOR + 3.750%	507,779	4.750	+	5/04/2024	509,102
DXP Enterprises, Inc., Initial Term Loan	LIBOR + 4.750%	285,000	5.750	+	12/24/2027	286,425
Filtration Group Corporation, Series A Term Loan	LIBOR + 3.750%	334,163	4.500	+	3/28/2025	336,669
Filtration Group Corporation, Initial Dollar Term Loan	LIBOR + 3.000%	1,251,666	3.121	+	4/01/2025	1,241,496
Fluidra, S.A., Tranche B-1 USD Term Loan	LIBOR + 2.000%	710,372	2.121	+	7/02/2025	710,816
Fort Dearborn Holding Company, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	1,080,147	5.000	+	10/20/2023	1,078,797
Gardner Denver, Inc., Series A New Term Loan	LIBOR + 2.750%	49,750	2.871	+	2/28/2027	49,856
Gardner Denver, Inc., 2020 GDI Tranche B-2 Dollar Term Loan	LIBOR + 1.750%	822,767	1.871	+	2/28/2027	819,814
Gates Global LLC, Initial B-2 Dollar Term Loan	LIBOR + 2.750%	454,936	3.750	+	3/31/2024	455,648
Gemini HDPE LLC, 2027 Advance	LIBOR + 3.000%	385,000	3.500	+	1/01/2028	383,718
GFL Environmental Inc., 2020 Refinancing Term Loan	LIBOR + 3.000%	596,210	3.500	+	5/30/2025	600,059
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corporation), Dollar Term Loan	LIBOR + 4.250%	1,302,172	5.250	+	6/30/2022	1,303,533
LEB Holdings (USA), Inc., Initial Term Loan	LIBOR + 4.000%	575,000	4.750	+	11/02/2027	578,056
NN, Inc., Extended 2017 Incremental Term Loan	LIBOR + 5.750%	14,940	5.871	+	10/20/2022	14,936
NN, Inc., Tranche B Term Loan	LIBOR + 5.750%	19,170	6.500	+	10/20/2022	19,164
Pactiv Evergreen Inc., Tranche B-1 U.S. Term Loan	LIBOR + 2.750%	441,668	2.871	+	2/04/2023	442,395
Pactiv Evergreen Inc., Tranche B-2 U.S. Term Loan	LIBOR + 3.250%	1,365,000	3.371	+	2/04/2026	1,368,412
Patriot Container Corporation (aka Wastequip), Closing Date Term Loan (First Lien)	LIBOR + 3.500%	711,484	4.500	+	3/20/2025	709,705
Spectrum Holdings III Corporation, Closing Date Term Loan (First Lien)	LIBOR + 3.250%	894,213	4.250	+	2/01/2025	859,701
Star US Bidco LLC, Initial Term Loan	LIBOR + 4.250%	807,600	5.250	+	3/16/2027	805,581
Summit Materials, LLC, New Term Loan	LIBOR + 2.000%	1,308,534	2.121	+	11/20/2024	1,308,672
Titan Acquisition Limited (aka Husky IMS International Ltd.), Initial Term Loan	LIBOR + 3.000%	991,947	3.240	+	3/28/2025	973,968
TransDigm Inc., Tranche E Refinancing Term Loan	LIBOR + 2.250%	783,193	2.371	+	5/30/2025	772,604
TransDigm Inc., Tranche F Refinancing Term Loan	LIBOR + 2.250%	1,068,790	2.371	+	12/08/2025	1,052,759
TRC Companies, Inc., 2019 Incremental Term Loan	LIBOR + 5.000%	489,716	6.000	+	6/20/2024	492,167
Tricorbraun Holdings, Inc., Closing Date Term Loan (First Lien)	LIBOR + 3.750%	718,521	4.750	+	11/30/2023	718,791

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2021

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
TERM LOANS - 96.4% (Continued)
INDUSTRIALS - 17.7% (Continued)
Tricorbraun Inc. (fka Kranson Industries, Inc.), Term Loan	LIBOR + 3.250%	$602,075	3.369	+	1/29/2028	$599,065
Tricorbraun Inc. (fka Kranson Industries, Inc.), Delayed Draw Term Loan	LIBOR + 3.250%	135,425	3.369	+	1/29/2028	135,425
Trident TPI Holdings, Inc., Tranche B-1 Term Loan	LIBOR + 3.000%	872,294	4.000	+	10/16/2024	871,570
Tunnel Hill Partners, LP, Initial Term Loan	LIBOR + 3.500%	643,538	3.621	+	2/06/2026	629,058
U.S. Farathane, LLC, Term B-4 Loan	LIBOR + 3.500%	961,510	4.500	+	12/24/2021	930,862
Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Initial Term Loan	LIBOR + 3.000%	873,400	3.144	+	3/02/2027	875,972
						30,769,126
TECHNOLOGY - 8.5%
Applied Systems, Inc., Closing Date Term Loan (First Lien)	LIBOR + 3.000%	980,708	4.000	+	9/20/2024	983,552
Aston FinCo S.a r.l., Dollar Term Loan (First Lien)	LIBOR + 4.250%	457,647	4.379	+	10/08/2026	455,574
Azalea TopCo, Inc., Initial Term Loan (First Lien)	LIBOR + 3.500%	296,250	3.711	+	7/24/2026	296,546
Azalea TopCo, Inc., 2020 Incremental Term Loan (First Lien)	LIBOR + 4.000%	135,000	4.119	+	7/24/2026	136,013
Boxer Parent Company Inc. (aka BMC Software, Inc.), Initial Dollar Term Loan	LIBOR + 4.250%	1,376,206	4.371	+	10/02/2025	1,376,853
Cardtronics USA, Inc., Initial Term Loan	LIBOR + 4.000%	537,300	5.000	+	6/28/2027	540,156
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan	LIBOR + 2.000%	377,990	2.750	+	9/20/2025	379,202
Dun & Bradstreet Corporation, The, Initial Term Borrowing	LIBOR + 3.250%	1,183,235	3.378	+	2/06/2026	1,187,885
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan (2020)	LIBOR + 4.250%	807,975	5.250	+	7/30/2027	813,178
Everi Payments Inc., Term Loan	LIBOR + 10.500%	29,850	11.500	+	5/08/2024	31,343
Everi Payments Inc., Term B Loan	LIBOR + 2.750%	966,571	3.750	+	5/08/2024	966,977
Grab Holdings, Inc., Term Loan B	LIBOR + 5.500%	1,050,000	5.619	+	1/29/2026	1,051,313
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020)	LIBOR + 4.000%	570,000	4.750	+	11/30/2027	572,850
Hyland Software, Inc., 2018 Refinancing Term Loan (First Lien)	LIBOR + 3.500%	738,112	4.250	+	6/30/2024	742,176
MedAssets Software Intermediate Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 3.750%	80,000	3.869	+	1/28/2028	80,275
Navicure, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	337,450	4.121	+	10/22/2026	337,872
Navicure, Inc., 2020 Incremental Term Loan (First Lien)	LIBOR + 4.000%	209,475	4.750	+	10/22/2026	210,522
NCR Corporation, Initial Term Loan (2019)	LIBOR + 2.500%	723,747	2.711	+	8/28/2026	723,447
Sophia, L.P., Closing Date Term Loan	LIBOR + 3.750%	795,000	4.500	+	10/08/2027	799,174
Tempo Acquisition, LLC, Extended Term Loan	LIBOR + 3.250%	682,670	3.750	+	11/02/2026	683,203
UKG Inc., 2021 Incremental Term Loan (First Lien)	LIBOR + 3.250%	1,416,488	4.000	+	5/04/2026	1,424,583
UKG Inc., Initial Term Loan (2020) (Second Lien)	LIBOR + 6.750%	30,000	7.500	+	5/04/2027	31,153
Virtusa Corporation, Term Loan	LIBOR + 4.250%	245,000	4.369	+	12/08/2027	247,245
Weld North Education LLC, 2020 Term Loan	LIBOR + 4.000%	715,000	4.750	+	12/20/2027	716,190
						14,787,282
UTILITIES - 1.6%
Astoria Energy LLC, Term B Advance (2020)	LIBOR + 3.500%	430,000	4.500	+	12/10/2027	431,008
Calpine Construction Finance Company, L.P., Term B Loan	LIBOR + 2.000%	702,437	2.121	+	1/16/2025	700,902
Calpine Corporation, Term Loan	LIBOR + 2.000%	281,568	2.121	+	8/12/2026	281,418
Hamilton Projects Acquiror, LLC, Term Loan	LIBOR + 4.750%	697,375	5.750	+	6/16/2027	704,928
Lightstone Holdco LLC, Refinancing Term B Loan	LIBOR + 3.750%	470,678	4.750	+	1/30/2024	430,082
Lightstone Holdco LLC, Refinancing Term C Loan	LIBOR + 3.750%	26,547	4.750	+	1/30/2024	24,258
PG&E Corporation, Loan	LIBOR + 4.500%	169,150	6.750	+	6/24/2025	171,116
Pike Corporation, 2028 Initial Term Loan	LIBOR + 3.000%	42,637	3.129	+	1/20/2028	42,761
Pike Corporation, 2028 Delayed Draw Term Loan	LIBOR + 3.000%	32,363	3.119	+	1/21/2028	32,457
Texas Competitive Electric Holdings Co. LLC Escrow Bonds #		635,000	11.500		1/29/2071	445
						2,819,375
TOTAL TERM LOANS (Cost - $167,702,149)						167,797,038

CORPORATE BONDS - 3.9%
AEROSPACE/DEFENSE - 0.3%
Howmet Aerospace, Inc. ^		115,000	6.875		5/01/2025	134,406
Spirit AeroSystems, Inc. ^		185,000	3.950		6/15/2023	183,266
Spirit AeroSystems, Inc. - 144A		160,000	5.500		1/15/2025	168,000
						485,672
APPAREL & TEXTILE PRODUCTS - 0.1%
Hanesbrands, Inc. - 144A ^		210,000	5.375		5/15/2025	223,650

ASSET MANAGEMENT - 0.2%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		360,000	4.750		9/15/2024	379,517

AUTOMOTIVE - 0.1%
Tennco, Inc. ^		165,000	5.375		12/15/2024	160,359

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2021

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
CORPORATE BONDS - 3.9% (Continued)
BIOTECHNOLOGY & PHARMACEUTICALS - 0.3%
Bausch Health Companies, Inc. - 144A	$445,000	5.500	11/01/2025	$458,661

CABLE & SATELLITE - 0.3%
CCO Holdings, LLC / CCO Holdings Capital Corporation - 144A ^	180,000	4.000	3/01/2023	182,197
Radiate Holdco, LLC / Radiate Finance, Inc. - 144A	235,000	4.500	9/15/2026	239,787
Sirius XM Radio, Inc. - 144A	85,000	4.625	7/15/2024	87,993
				509,977
CHEMICALS - 0.1%
INEOS Quattro Finance 2 plc - 144A	230,000	3.375	1/15/2026	231,294

CONTAINERS & PACKAGING - 0.4%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. - 144A	475,000	4.125	8/15/2026	490,437
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. - 144A	200,000	5.250	8/15/2027	208,050
				698,487
ENTERTAINMENT CONTENT - 0.1%
Diamond Sports Group, LLC / Diamond Sports Finance Company - 144A ^	210,000	5.375	8/15/2026	169,838

FOOD - 0.1%
Dole Food Company, Inc. - 144A	175,000	7.250	6/15/2025	181,325

HEALTH CARE FACILITIES & SERVICES - 0.9%
CHS / Community Health Systems, Inc. - 144A	215,000	6.625	2/15/2025	226,734
Legacy LifePoint Health, LLC - 144A	5,000	6.750	4/15/2025	5,350
Legacy LifePoint Health, LLC - 144A	135,000	4.375	2/15/2027	137,869
One Call Corporation - 144A	753,025	7.500	7/01/2024	754,908
Tenet Healthcare Corporation	405,000	4.625	7/15/2024	412,979
Tenet Healthcare Corporation - 144A	50,000	7.500	4/01/2025	54,094
				1,591,934
HOUSEHOLD PRODUCTS - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. - 144A	5,000	5.000	12/31/2026	5,106

INSURANCE - 0.2%
Acrisure, LLC / Acrisure Finance, Inc. - 144A	90,000	8.125	2/15/2024	94,162
Acrisure, LLC / Acrisure Finance, Inc. - 144A	190,000	4.250	2/15/2029	190,000
				284,162
LEISURE FACILITIES & SERVICES - 0.2%
Caesars Entertainment, Inc. - 144A	80,000	6.250	7/01/2025	84,743
Carnival Corporation - 144A	190,000	11.500	4/01/2023	215,926
NCL Corporation Ltd. - 144A	65,000	5.875	3/15/2026	64,472
				365,141
METALS & MINING - 0.0%
Cleveland-Cliffs, Inc. - 144A ^	50,000	6.750	3/15/2026	53,864

PUBLISHING & BROADCASTING - 0.2%
Clear Channel Worldwide Holdings, Inc. - 144A ^	65,000	5.125	8/15/2027	66,462
iHeartCommunications, Inc. ^	96,514	6.375	5/01/2026	102,999
iHeartCommunications, Inc.	174,933	8.375	5/01/2027	186,905
				356,366
REITS - 0.3%
iStar, Inc.	460,000	4.250	8/01/2025	453,100
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc. - 144A	60,000	4.625	6/15/2025	63,660
				516,760
SPECIALTY FINANCE - 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation - 144A ^	140,000	4.250	2/01/2027	135,846

TELECOMMUNICATIONS - 0.0%
Level 3 Financing, Inc. - 144A	45,000	4.250	7/01/2028	46,296

TOTAL CORPORATE BONDS (Cost - $6,679,873)				6,854,255

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2021

Security	Shares				Value
COMMON STOCKS - 0.2%
PUBLISHING & BROADCASTING - 0.1%
Clear Channel Outdoor Holdings, Inc. *	40,131				$79,860
iHeartMedia, Inc. - Class A *	2,133				31,014
iHeartMedia, Inc. - Class B *#	29				377
					111,251
RETAIL - DISCRETIONARY - 0.1%
Libbey Glass, Inc. *	17,244				56,043
NMG Parent, LLC *	2,073				136,818
					192,861
TOTAL COMMON STOCKS (Cost - $1,747,079)					304,112

EXCHANGE TRADED FUNDS - 1.2%
FIXED INCOME FUNDS - 1.2%
Invesco Senior Loan ETF ^	56,347				1,252,030
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	33,710				909,496
TOTAL EXCHANGE TRADED FUNDS - (Cost - $2,177,460)					2,161,526

				Expiration
				Date
RIGHTS - 0.0%
TRA Rights	10,588			11/22/2049	12,335
TOTAL RIGHTS (Cost - $17,470)

WARRANTS - 0.1%
iHeartMedia, Inc.	14,903			12/31/2049	190,386
TOTAL WARRANTS (Cost - $287,609)

		Interest
		Rate %
SHORT-TERM INVESTMENT - 3.4%
MONEY MARKET FUND - 3.4%
Fidelity Government Portfolio - Class Institutional	5,848,168	0.010	+		5,848,168
TOTAL SHORT-TERM INVESTMENT - (Cost - $5,848,168)

COLLATERAL FOR SECURITIES LOANED - 1.0%
Mount Vernon Prime Portfolio !	1,659,028	0.150	+		1,659,028
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,659,028)

TOTAL INVESTMENTS - 106.2% (Cost - $186,118,836)					$184,826,848
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%					(10,783,843)
NET ASSETS - 100.0%					$174,043,005

ETF - Exchange Traded Fund

LIBOR - London Inter-bank Offered Rate

L.P. - Limited Partnership

LLC - Limited Liability Company

LLLP - Limited Liability Limited Partnership

LLP - Limited Liability Partnership

Ltd. - Limited Company

plc - Public Limited Company

REITs - Real Estate Investment Trusts

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021 the total market value of 144A securities is $4,840,724 or 2.78% of net assets.

*	Non-Income producing security.

**	Security is in default.

+	Variable rate security. Interest rate is as of January 31, 2021.

#	Fair Value estimated using fair value procedures adopted by Board of Trustees. Total Value of such securities is $822 or 0.0% of net assets as of January 31, 2021.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,585,193 at January 31, 2021.

!	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
January 31, 2021

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
CONVERTIBLE BONDS - 0.3%
OIL & GAS SERVICES & EQUIPMENT - 0.3%
Hi-Crush, Inc. - 144A	$290,000	8.000	4/9/2026	$290,000
TOTAL CONVERTIBLE BONDS (Cost - $290,000)

CORPORATE BONDS - 93.3%
ADVERTISING & MARKETING - 0.3%
Terrier Media Buyer, Inc. - 144A	267,000	8.875	12/15/2027	289,194

AEROSPACE & DEFENSE - 1.1%
Moog, Inc. - 144A	625,000	4.250	12/15/2027	649,219
Spirit AeroSystems, Inc. - 144A	504,000	7.500	4/15/2025	541,593
				1,190,812
AUTOMOTIVE - 1.8%
Ford Motor Company	690,000	6.625	10/1/2028	803,850
Ford Motor Company	105,000	7.450	7/16/2031	134,334
Ford Motor Company	1,029,000	4.750	1/15/2043	1,039,860
				1,978,044
BIOTECHNOLOGY & PHARMACEUTICALS - 0.9%
Endo Dac / Endo Finance, LLC / Endo Finco, Inc. - 144A	521,000	6.000	6/30/2028	442,069
Par Pharmaceutical, Inc. - 144A	547,000	7.500	4/1/2027	589,053
				1,031,122
CABLE & SATELLITE - 2.4%
Altice Financing S.A. - 144A	601,000	5.000	1/15/2028	616,815
Block Communications, Inc. - 144A	435,000	4.875	3/1/2028	450,701
CCO Holdings, LLC / CCO Holdings Capital Corporation - 144A	478,000	5.500	5/1/2026	495,700
CCO Holdings, LLC / CCO Holdings Capital Corporation - 144A	378,000	5.000	2/1/2028	397,467
CCO Holdings, LLC / CCO Holdings Capital Corporation - 144A	335,000	5.375	6/1/2029	363,857
CSC Holdings, LLC - 144A	390,000	5.500	4/15/2027	411,723
				2,736,263
CHEMICALS - 1.7%
Consolidated Energy Finance S.A. - 144A	535,000	6.875	6/15/2025	545,366
Minerals Technologies, Inc. - 144A	387,000	5.000	7/1/2028	407,318
OCI N.V. - 144A	472,000	5.250	11/1/2024	490,585
Tronox, Inc. - 144A	490,000	6.500	4/15/2026	505,925
				1,949,194
COMMERCIAL SUPPORT SERVICES - 4.5%
Brink’s Company (The) - 144A	281,000	5.500	7/15/2025	299,089
Brink’s Company (The) - 144A	340,000	4.625	10/15/2027	355,310
Covanta Holding Corporation	506,000	5.000	9/1/2030	531,933
Garda World Security Corporation - 144A	510,000	4.625	2/15/2027	518,925
Harsco Corporation - 144A	610,000	5.750	7/31/2027	633,256
Korn Ferry - 144A	477,000	4.625	12/15/2027	503,354
Prime Security Services Borrower, LLC / Prime Finance, Inc. - 144A	631,000	5.250	4/15/2024	672,015
Prime Security Services Borrower, LLC / Prime Finance, Inc. - 144A	540,000	5.750	4/15/2026	591,867
Prime Security Services Borrower, LLC / Prime Finance, Inc. - 144A	325,000	6.250	1/15/2028	346,583
Sotheby’s - 144A	505,000	7.375	10/15/2027	548,778
				5,001,110
CONSTRUCTION MATERIALS - 0.4%
Standard Industries, Inc. - 144A	505,000	3.375	1/15/2031	499,319

CONTAINERS & PACKAGING - 1.7%
Cascades, Inc. / Cascades USA, Inc. - 144A	479,000	5.375	1/15/2028	506,842
Intertape Polymer Group, Inc. - 144A	524,000	7.000	10/15/2026	554,780
Silgan Holdings, Inc.	288,000	4.750	3/15/2025	293,580
Trivium Packaging Finance BV - 144A	525,000	8.500	8/15/2027	570,557
				1,925,759

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2021

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
CORPORATE BONDS - 93.3% (Continued)
ELECTRIC UTILITIES - 3.0%
Calpine Corporation - 144A	$620,000	3.750	3/1/2031	$603,880
Clearway Energy Operating, LLC	539,000	5.000	9/15/2026	561,131
NextEra Energy Operating Partners, L.P. - 144A	550,000	4.250	7/15/2024	583,743
NRG Energy, Inc. - 144A	176,000	3.375	2/15/2029	180,360
NRG Energy, Inc. - 144A	510,000	3.625	2/15/2031	531,994
Talen Energy Supply, LLC - 144A	317,000	6.625	1/15/2028	330,610
Vistra Operations Company, LLC - 144A	535,000	5.000	7/31/2027	565,656
				3,357,374
ENTERTAINMENT CONTENT - 1.2%
Banijay Entertainment S.A. SU - 144A	400,000	5.375	3/1/2025	409,750
Univision Communications, Inc. - 144A	74,000	5.125	2/15/2025	74,540
Univision Communications, Inc. - 144A	811,000	6.625	6/1/2027	854,449
				1,338,739
FOOD - 2.8%
Dole Food Company, Inc. - 144A	550,000	7.250	6/15/2025	569,880
Herbalife Nutrition Ltd / HLF Financing, Inc. - 144A	208,000	7.875	9/1/2025	226,980
HLF Financing Sarl, LLC / Herbalife International, Inc. - 144A	497,000	7.250	8/15/2026	525,578
JBS USA LUX S.A. / JBS USA Finance, Inc. - 144A	272,000	5.750	6/15/2025	279,650
Kraft Heinz Foods Company	205,000	4.875	10/1/2049	230,216
Land O’ Lakes, Inc. - 144A	210,000	7.000	12/29/2049	213,183
Land O’ Lakes Capital Trust I - 144A	484,000	7.450	3/15/2028	573,540
Pilgrim’s Pride Corporation - 144A	520,000	5.875	9/30/2027	554,034
				3,173,061
HEALTH CARE FACILITIES & SERVICES - 4.2%
Acadia Healthcare Company, Inc. - 144A	357,000	5.500	7/1/2028	381,767
Acadia Healthcare Company, Inc. - 144A	96,000	5.000	4/15/2029	101,280
Catalent Pharma Solutions, Inc. - 144A	280,000	5.000	7/15/2027	295,523
CHS/Community Health Systems, Inc. - 144A	500,000	5.625	3/15/2027	525,625
CHS/Community Health Systems, Inc. - 144A	272,000	6.875	4/15/2029	277,183
HCA, Inc.	990,000	3.500	9/1/2030	1,027,106
Jaguar Holding Company II / PPD Development, L.P. - 144A	101,000	4.625	6/15/2025	106,088
Jaguar Holding Company II / PPD Development, L.P. - 144A	380,000	5.000	6/15/2028	404,225
Legacy LifePoint Health, LLC - 144A	370,000	4.375	2/15/2027	377,863
Tenet Healthcare Corporation	525,000	4.625	7/15/2024	535,343
Tenet Healthcare Corporation - 144A	656,000	6.125	10/1/2028	688,390
				4,720,393
HOME CONSTRUCTION - 0.9%
Griffon Corporation	464,000	5.750	3/1/2028	491,260
Mattamy Group Corporation - 144A	489,000	5.250	12/15/2027	516,201
				1,007,461
HOUSEHOLD PRODUCTS - 1.4%
Clearwater Paper Corporation - 144A	665,000	4.750	8/15/2028	689,322
Coty, Inc. - 144A	480,000	6.500	4/15/2026	454,320
Energizer Holdings, Inc. - 144A	410,000	4.375	3/31/2029	419,840
				1,563,482
INDUSTRIAL SUPPORT SERVICES - 1.0%
Ahern Rentals, Inc. - 144A	787,000	7.375	5/15/2023	584,839
H&E Equipment Services, Inc. - 144A	520,000	3.875	12/15/2028	518,336
				1,103,175
INSTITUTIONAL FINANCIAL SERVICES - 0.4%
LPL Holdings, Inc. - 144A	397,000	5.750	9/15/2025	411,046

INSURANCE - 0.3%
NMI Holdings, Inc. - 144A	270,000	7.375	6/1/2025	304,140

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2021

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
CORPORATE BONDS - 93.3% (Continued)
INTERNET MEDIA & SERVICES - 1.6%
GrubHub Holdings, Inc. - 144A	$660,000	5.500	7/1/2027	$695,475
Netflix, Inc. - 144A	922,000	4.875	6/15/2030	1,116,164
				1,811,639
LEISURE FACILITIES & SERVICES - 7.5%
Boyd Gaming Corporation - 144A	230,000	8.625	6/1/2025	254,438
Boyd Gaming Corporation	382,000	4.750	12/1/2027	393,699
Brinker International, Inc. - 144A	289,000	5.000	10/1/2024	301,613
Caesars Entertainment, Inc. - 144A	630,000	6.250	7/1/2025	667,350
Carnival Corporation - 144A	104,000	7.625	3/1/2026	110,175
Dave & Buster’s, Inc. - 144A	510,000	7.625	11/1/2025	536,775
Genting New York, LLC / GENNY Capital, Inc. - 144A	452,000	3.300	2/15/2026	455,916
Hilton Grand Vacations Borrower, LLC / Hilton Grand Vacations Borrower, Inc.	480,000	6.125	12/1/2024	503,350
Live Nation Entertainment, Inc. - 144A	410,000	4.750	10/15/2027	411,667
Live Nation Entertainment, Inc. - 144A	90,000	3.750	1/15/2028	90,844
Melco Resorts Finance Ltd. - 144A	209,000	5.375	12/4/2029	220,328
NCL Corporation Ltd. - 144A	710,000	3.625	12/15/2024	629,681
NCL Corporation Ltd. - 144A	187,000	5.875	3/15/2026	185,481
SeaWorld Parks & Entertainment, Inc. - 144A ^	445,000	8.750	5/1/2025	480,322
Silversea Cruise Finance Ltd. - 144A	550,000	7.250	2/1/2025	568,906
Six Flags Entertainment Corporation - 144A ^	505,000	5.500	4/15/2027	510,833
Six Flags Theme Parks, Inc. - 144A	49,000	7.000	7/1/2025	52,889
Viking Ocean Cruises Ship VII Ltd. - 144A	76,000	5.625	2/15/2029	75,810
VOC Escrow Ltd. - 144A	680,000	5.000	2/15/2028	661,426
Wyndham Destinations, Inc.	750,000	5.750	4/1/2027	830,850
Wynn Macau Ltd. - 144A	515,000	5.125	12/15/2029	520,311
				8,462,664
METALS & MINING - 3.5%
Cleveland-Cliffs, Inc. - 144A	475,000	4.875	1/15/2024	485,984
Cleveland-Cliffs, Inc.	327,000	5.750	3/1/2025	334,971
Cleveland-Cliffs, Inc. - 144A	200,000	6.750	3/15/2026	215,458
First Quantum Minerals Ltd. - 144A	473,000	7.250	4/1/2023	483,834
First Quantum Minerals Ltd. - 144A	223,000	6.875	3/1/2026	232,617
FMG Resources August 2006 Pty Ltd. - 144A	469,000	4.500	9/15/2027	515,984
Freeport-McMoRan, Inc.	260,000	4.125	3/1/2028	273,956
Freeport-McMoRan, Inc.	123,000	4.375	8/1/2028	130,571
Freeport-McMoRan, Inc.	352,000	5.250	9/1/2029	393,075
Freeport-McMoRan, Inc.	260,000	4.250	3/1/2030	282,100
Mineral Resources Ltd. - 144A	525,000	8.125	5/1/2027	583,406
				3,931,956
OIL & GAS PRODUCERS - 14.6%
Antero Midstream Partners, L.P. / Antero Midstream Finance Corporation - 144A	252,000	5.750	1/15/2028	252,473
Antero Resources Corporation - 144A	324,000	7.625	2/1/2029	331,898
Apache Corporation	58,000	4.625	11/15/2025	59,269
Apache Corporation	68,000	4.875	11/15/2027	69,972
Apache Corporation	405,000	4.375	10/15/2028	405,608
Apache Corporation	309,000	4.750	4/15/2043	294,014
Buckeye Partners, L.P. - 144A	429,000	4.500	3/1/2028	444,195
California Resources Corporation - 144A	550,000	7.125	2/1/2026	544,266
Callon Petroleum Company	781,000	6.375	7/1/2026	487,149
Cenovus Energy, Inc.	521,000	4.250	4/15/2027	571,100
Cheniere Energy, Inc. - 144A	360,000	4.625	10/15/2028	375,826
Cheniere Energy Partners, L.P.	432,000	5.250	10/1/2025	443,880
Cheniere Energy Partners, L.P.	248,000	4.500	10/1/2029	266,230
Continental Resources, Inc.	117,000	4.375	1/15/2028	120,071
Continental Resources, Inc. - 144A	284,000	5.750	1/15/2031	307,799

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2021

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
CORPORATE BONDS - 93.3% (Continued)
OIL & GAS PRODUCERS - 14.6% (Continued)
DCP Midstream Operating, L.P.	$296,000	5.625	7/15/2027	$322,936
DCP Midstream Operating, L.P. - 144A	132,000	6.750	9/15/2037	147,180
DCP Midstream Operating, L.P.	235,000	5.600	4/1/2044	246,584
eG Global Finance plc - 144A	605,000	6.750	2/7/2025	624,058
Endeavor Energy Resources, L.P. / EER Finance, Inc. - 144A	270,000	5.750	1/30/2028	286,605
Genesis Energy, L.P. / Genesis Energy Finance Corporation	893,000	5.625	6/15/2024	841,094
Genesis Energy, L.P. / Genesis Energy Finance Corporation	325,000	6.500	10/1/2025	301,332
Genesis Energy, L.P. / Genesis Energy Finance Corporation	307,000	8.000	1/15/2027	292,226
Harvest Midstream I, L.P. - 144A	677,000	7.500	9/1/2028	712,712
Hilcorp Energy I, L.P. / Hilcorp Finance Company - 144A	234,000	5.750	2/1/2029	236,241
Hilcorp Energy I, L.P. / Hilcorp Finance Company - 144A	479,000	6.000	2/1/2031	487,083
Holly Energy Partners, L.P. / Holly Energy Finance Corporation - 144A	714,000	5.000	2/1/2028	720,480
Indigo Natural Resources, LLC - 144A	193,000	5.375	2/1/2029	191,070
MEG Energy Corporation - 144A	693,000	6.500	1/15/2025	714,726
MEG Energy Corporation - 144A	447,000	7.125	2/1/2027	462,366
MEG Energy Corporation - 144A	200,000	5.875	2/1/2029	199,000
Murphy Oil USA, Inc.	405,000	4.750	9/15/2029	431,756
Murphy Oil USA, Inc. - 144A	110,000	3.750	2/15/2031	110,275
NGL Energy Operating, LLC / NGL Energy Finance Corporation - 144A	650,000	7.500	2/1/2026	657,995
NuStar Logistics, L.P.	152,000	5.750	10/1/2025	160,208
NuStar Logistics, L.P.	379,000	6.375	10/1/2030	418,558
Occidental Petroleum Corporation	326,000	5.875	9/1/2025	344,256
Occidental Petroleum Corporation	503,000	6.375	9/1/2028	547,956
Occidental Petroleum Corporation	251,000	6.125	1/1/2031	275,705
PBF Holding Company, LLC / PBF Finance Corporation	595,000	6.000	2/15/2028	346,350
Range Resources Corporation - 144A	302,000	8.250	1/15/2029	317,666
Southwestern Energy Company ^	300,000	7.500	4/1/2026	313,890
Southwestern Energy Company	189,000	8.375	9/15/2028	202,604
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corporation - 144A	427,000	4.875	2/1/2031	447,923
				16,334,585
OIL & GAS SERVICES & EQUIPMENT - 1.5%
Archrock Partners, L.P. / Archrock Partners Finance Corporation - 144A	463,000	6.875	4/1/2027	487,145
ChampionX Corporation	397,000	6.375	5/1/2026	417,866
Hi-Crush, Inc. - 144A *	961,000	9.500	8/1/2026	4,805
Nine Energy Service, Inc.- 144A	727,000	8.750	11/1/2023	303,068
USA Compression Partners, L.P. / USA Compression Finance Corporation	437,000	6.875	4/1/2026	457,572
				1,670,456
PUBLISHING & BROADCASTING - 1.5%
Belo Corporation	735,000	7.750	6/1/2027	855,558
Belo Corporation	235,000	7.250	9/15/2027	276,374
EW Scripps Company (The) - 144A	490,000	5.125	5/15/2025	500,719
Scripps Escrow II, Inc. - 144A	46,000	5.375	1/15/2031	46,546
				1,679,197
REAL ESTATE OWNERS & DEVELOPERS - 0.4%
Kennedy-Wilson, Inc.	400,000	4.750	3/1/2029	401,000

REAL ESTATE SERVICES - 1.1%
Cushman & Wakefield US Borrower, LLC - 144A	416,000	6.750	5/15/2028	453,783
Newmark Group, Inc.	679,000	6.125	11/15/2023	738,707
				1,192,490
REITS - 4.3%
CTR Partnership, L.P. / CareTrust Capital Corporation	604,000	5.250	6/1/2025	625,650
ESH Hospitality, Inc. - 144A	150,000	5.250	5/1/2025	153,221
ESH Hospitality, Inc. - 144A	355,000	4.625	10/1/2027	363,424
HAT Holdings I, LLC / HAT Holdings II, LLC - 144A	621,000	5.250	7/15/2024	644,791
iStar, Inc.	162,000	4.250	8/1/2025	159,570

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2021

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS - 93.3% (Continued)
REITS - 4.3% (Continued)
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.		$513,000	5.750		2/1/2027	$577,641
MPT Operating Partnership, L.P. / MPT Finance Corporation		419,000	5.000		10/15/2027	442,873
MPT Operating Partnership, L.P. / MPT Finance Corporation		223,000	3.500		3/15/2031	226,452
Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer - 144A		520,000	5.875		10/1/2028	545,675
Sabra Health Care, L.P.		465,000	5.125		8/15/2026	526,833
Service Properties Trust		96,000	4.750		10/1/2026	92,880
Service Properties Trust		46,000	5.500		12/15/2027	49,146
Service Properties Trust		65,000	4.950		10/1/2029	62,050
Service Properties Trust		374,000	4.375		2/15/2030	341,043
						4,811,249
RENEWABLE ENERGY - 0.4%
EnerSys - 144A		485,000	5.000		4/30/2023	511,372

RETAIL - CONSUMER STAPLES - 0.5%
Albertsons Companies Inc / Safeway Inc / New Albertsons, L.P. / Albertsons, LLC		88,000	5.750		3/15/2025	91,291
Albertsons Companies Inc / Safeway Inc / New Albertsons, L.P. / Albertsons, LLC - 144A		440,000	4.625		1/15/2027	461,567
						552,858
RETAIL - DISCRETIONARY - 0.9%
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc. - 144A		433,000	5.750		7/15/2027	441,121
Conn’s, Inc.		405,000	7.250		7/15/2022	404,399
PetSmart, Inc. / PetSmart Finance Corporation - 144A		153,000	7.750		2/15/2029	156,060
						1,001,580
SEMICONDUCTORS - 0.3%
ON Semiconductor Corporation - 144A		350,000	3.875		9/1/2028	363,125

SOFTWARE - 1.2%
Camelot Finance S.A. - 144A		345,000	4.500		11/1/2026	359,447
Donnelley Financial Solutions, Inc.		477,000	8.250		10/15/2024	499,657
SS&C Technologies, Inc. - 144A		520,000	5.500		9/30/2027	551,959
						1,411,063
SPECIALTY FINANCE - 7.1%
AerCap Global Aviation Trust - 144A	3 month LIBOR+ 4.300%	570,000	6.500	+	6/15/2045	594,225
Alliance Data Systems Corporation - 144A		555,000	4.750		12/15/2024	564,366
Credit Acceptance Corporation		559,000	6.625		3/15/2026	594,636
Enova International, Inc. - 144A		921,000	8.500		9/1/2024	908,240
Fairstone Financial, Inc. - 144A		566,000	7.875		7/15/2024	598,839
FirstCash, Inc. - 144A		512,000	4.625		9/1/2028	531,674
Freeport-McMoRan, Inc.		123,000	4.625		8/1/2030	136,782
Genworth Mortgage Holdings, Inc. - 144A		343,000	6.500		8/15/2025	366,367
goeasy Ltd. - 144A		482,000	5.375		12/1/2024	503,439
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation - 144A		677,000	4.250		2/1/2027	656,913
LD Holdings Group, LLC - 144A		500,000	6.500		11/1/2025	532,500
OneMain Finance Corporation		263,000	6.875		3/15/2025	302,286
OneMain Finance Corporation		89,000	5.375		11/15/2029	98,122
Pattern Energy Operations, L.P. / Pattern Energy Operations, Inc. - 144A		475,000	4.500		8/15/2028	503,251
Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc. - 144A		342,000	3.625		3/1/2029	342,795
Starwood Property Trust, Inc. - 144A		101,000	5.500		11/1/2023	105,166
Starwood Property Trust, Inc.		588,000	4.750		3/15/2025	594,077
						7,933,678
STEEL - 1.5%
Commercial Metals Company		470,000	5.750		4/15/2026	488,189
Commercial Metals Company		542,000	3.875		2/15/2031	555,550
SunCoke Energy Partners, L.P. / SunCoke Energy Partners Finance Corporation - 144A		627,000	7.500		6/15/2025	642,283
						1,686,022

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2021

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
CORPORATE BONDS - 93.3% (Continued)
TECHNOLOGY HARDWARE - 1.7%
Dell International, LLC / EMC Corporation - 144A	$490,000	7.125	6/15/2024	$510,212
Diebold Nixdorf, Inc. ^	358,000	8.500	4/15/2024	365,607
Diebold Nixdorf, Inc. - 144A	181,000	9.375	7/15/2025	200,571
Ingram Micro, Inc.	715,000	5.450	12/15/2024	824,097
				1,900,487
TECHNOLOGY SERVICES - 2.5%
Banff Merger Sub, Inc. - 144A	395,000	9.750	9/1/2026	420,734
MPH Acquisition Holdings, LLC - 144A	530,000	5.750	11/1/2028	526,025
Nielsen Finance, LLC / Nielsen Finance Company - 144A	299,000	5.000	4/15/2022	299,897
Nielsen Finance, LLC / Nielsen Finance Company - 144A	255,000	5.625	10/1/2028	273,436
Nielsen Finance, LLC / Nielsen Finance Company - 144A	402,000	5.875	10/1/2030	446,471
Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc. - 144A	288,000	4.625	11/1/2026	300,960
Tempo Acquisition, LLC / Tempo Acquisition Finance Corporation - 144A	120,000	5.750	6/1/2025	128,514
Tempo Acquisition, LLC / Tempo Acquisition Finance Corporation - 144A	355,000	6.750	6/1/2025	365,650
				2,761,687
TELECOMMUNICATIONS - 5.5%
Altice France Holding S.A. - 144A	500,000	6.000	2/15/2028	504,677
Altice France S.A. - 144A	380,000	7.375	5/1/2026	398,719
Cablevision Lightpath, LLC - 144A	360,000	3.875	9/15/2027	362,286
CenturyLink, Inc.	497,000	7.500	4/1/2024	560,884
CenturyLink, Inc. - 144A	410,000	5.125	12/15/2026	436,582
Cogent Communications Group, Inc. - 144A	505,000	5.375	3/1/2022	519,006
Connect Finco S.A.RL / Connect US Finco, LLC - 144A	480,000	6.750	10/1/2026	513,528
Frontier Communications Corporation - 144A	505,000	5.000	5/1/2028	524,884
Hughes Satellite Systems Corporation	706,000	6.625	8/1/2026	799,806
Telesat Canada / Telesat, LLC - 144A	302,000	4.875	6/1/2027	314,805
Telesat Canada / Telesat, LLC - 144A ^	740,000	6.500	10/15/2027	784,755
Zayo Group Holdings, Inc. - 144A	391,000	6.125	3/1/2028	407,378
				6,127,310
TRANSPORTATION & LOGISTICS - 3.3%
American Airlines, Inc. - 144A	725,000	11.750	7/15/2025	842,160
Cargo Aircraft Management, Inc. - 144A	650,000	4.750	2/1/2028	677,219
Delta Air Lines, Inc. - 144A	650,000	7.000	5/1/2025	754,150
Delta Air Lines, Inc.	150,000	4.375	4/19/2028	153,357
Delta Air Lines, Inc.	112,000	3.750	10/28/2029	109,946
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. - 144A	368,417	5.750	1/20/2026	384,075
UAL 2007-1 Pass Through Trust	167,458	6.636	7/2/2022	171,611
United Airlines Holdings, Inc. ^	317,000	5.000	2/1/2024	313,331
United Airlines Holdings, Inc. ^	339,000	4.875	1/15/2025	328,660
				3,734,509
TRANSPORTATION EQUIPMENT - 0.8%
Allison Transmission, Inc. - 144A	505,000	3.750	1/30/2031	505,000
JB Poindexter & Company, Inc. - 144A	380,000	7.125	4/15/2026	405,650
				910,650
WHOLESALE - CONSUMER STAPLES - 1.2%
C&S Group Enterprises, LLC - 144A	520,000	5.000	12/15/2028	519,025
Performance Food Group, Inc. - 144A	450,000	5.500	10/15/2027	476,010
US Foods, Inc. - 144A	303,000	6.250	4/15/2025	323,890
				1,318,925
WHOLESALE - DISCRETIONARY - 0.4%
KAR Auction Services, Inc. - 144A	475,000	5.125	6/1/2025	488,062

TOTAL CORPORATE BONDS (Cost - $100,939,591)				104,576,252

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2021

		Interest
Security	Shares	Rate %		Value
SHORT-TERM INVESTMENT - 3.2%
MONEY MARKET FUND - 3.2%
First American Government Obligations Fund - Class Z	3,568,764	0.030	+	$3,568,764
TOTAL SHORT-TERM INVESTMENT (Cost - $3,568,764)

COLLATERAL FOR SECURITIES LOANED - 1.9%
HSBC US Government Money Market Fund - Class I #	2,198,661	0.030	+	2,198,661
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,198,661)

TOTAL INVESTMENTS - 98.7% (Cost - $106,997,016)				$110,633,677
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%				1,415,833
NET ASSETS - 100.0%				$112,049,510

LIBOR - London Inter-bank Offered Rate

LLC - Limited Liability Corporation

LLLP - Limited Liability Limited Partnership

L.P. - Limited Partnership

LTD - Limited Company

plc - Public Limited Company

REITs - Real Estate Investment Trusts

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,155,502 at January 31, 2021.

*	Illiquid security. Total illiquid securities had a value of $4,805 at January 31, 2021.

+	Variable rate security. Interest rate is as of January 31, 2021.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021 the total market value of 144A securities is $74,668,816 or 66.64% of net assets.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Principal Amount		Variable Rate %	Interest Rate %	Maturity	Value
	ASSET BACKED SECURITIES — 0.2%
65,425 EUR	Bankinter 10 FTA(a)	3 Month Euro LIBOR + 0.16%	0.0001	06/21/43	$79,633
27,899 EUR	Fondo de Titulizacion de Activos Santander(a)	3 Month Euro LIBOR + 0.15%	0.0001	01/18/49	33,783
	TOTAL ASSET BACKED SECURITIES (Cost $99,061)				113,416

	CORPORATE BONDS — 61.8%
	AEROSPACE & DEFENSE — 0.8%
250,000 EUR	Airbus S.E.		2.375	06/09/40	351,530
100,000 EUR	Rolls-Royce plc(b)		4.625	02/16/26	129,574
					481,104
	ASSET MANAGEMENT — 0.7%
300,000 EUR	JAB Holdings BV		1.000	12/20/27	380,628
87,000 USD	MDGH - GMTN BV(b)		2.875	11/07/29	93,356
					473,984
	AUTOMOTIVE — 2.9%
300,000 EUR	Daimler A.G.		0.750	02/08/30	374,332
100,000 EUR	Faurecia S.E.		3.125	06/15/26	125,096
200,000 USD	Fiat Chrysler Automobiles N.V.		3.875	01/05/26	281,624
300,000 USD	Hyundai Capital America(b)		1.300	01/08/26	299,430
300,000 EUR	Nissan Motor Company Ltd.(b)		3.522	09/17/25	321,311
200,000 EUR	Volkswagen International Finance N.V.		1.875	03/30/27	265,552
100,000 EUR	ZF Finance GmbH		3.750	09/21/28	129,401
					1,796,746
	BANKING — 8.8%
250,000 USD	AIB Group plc(b),(c)		4.750	10/12/23	274,588
250,000 EUR	AIB Group plc		2.250	07/03/25	330,018
200,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.500	02/10/27	282,820
535,000 USD	Banco Mercantil del Norte S.A.(a),(b)	H15T5Y + 4.97%	6.750	09/27/68	568,768
200,000 EUR	Banco Santander S.A.		1.125	01/17/25	252,669
200,000 EUR	Banque Federative du Credit Mutuel S.A.		2.625	03/18/24	264,759
350,000 USD	Barclays plc		4.836	05/09/28	399,238
200,000 EUR	BPCE S.A.		4.625	07/18/23	270,283
200,000 EUR	Cooperatieve Rabobank UA		1.375	02/03/27	264,514
300,000 EUR	Credit Agricole S.A.		1.875	12/20/26	399,829
250,000 USD	Danske Bank A/S(a),(b)	H15T1Y + 1.35%	1.621	09/11/26	251,460
300,000 USD	Deutsche Bank AG/New York NY(a)		2.129	11/24/26	304,125
150,000 USD	HSBC Holdings plc(a)	3 Month LIBOR + 0.99%	3.950	05/18/24	161,444
100,000 USD	HSBC Holdings PLC(a),(c)		1.589	05/24/27	101,242

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount		Variable Rate %	Interest Rate %	Maturity	Value
	CORPORATE BONDS — 61.8% (Continued)
	BANKING — 8.8% (Continued)
200,000 EUR	ING Bank N.V. (a)	EUSA5 + 2.25%	3.625	02/25/26	$243,537
300,000 USD	Mizuho Financial Group, Inc. (a),(c)	3 Month LIBOR + 1.27%	1.979	09/08/31	300,461
250,000 EUR	Natwest Group plc(a)	3 Month Euro LIBOR + 1.08%	1.750	03/02/26	321,595
300,000 USD	Standard Chartered plc(a),(b),(c)	3 Month LIBOR + 1.21%	2.819	01/30/26	318,066
150,000 USD	Standard Chartered plc(b)		5.700	03/26/44	200,886
					5,510,302
	BEVERAGES — 0.8%
200,000 EUR	Heineken N.V.		3.500	03/19/24	270,660
200,000 EUR	Pernod Ricard S.A.		1.500	05/18/26	262,723
					533,383
	BIOTECH & PHARMA — 2.7%
300,000 EUR	Bayer A.G.		1.375	07/06/32	384,111
250,000 GBP	GlaxoSmithKline Capital plc		1.250	10/12/28	353,553
100,000 EUR	Grifols S.A.		3.200	05/01/25	122,705
100,000 EUR	Grifols S.A.		2.250	11/15/27	123,447
200,000 EUR	Mylan N.V.		3.125	11/22/28	288,564
100,000 EUR	Nidda BondCompany GmbH		5.000	09/30/25	122,872
100,000 USD	Nidda Healthcare Holding GmbH		3.500	09/30/24	122,091
200,000 EUR	Perrigo Finance Unlimited Company(c)		3.150	06/15/30	211,555
					1,728,898
	CABLE & SATELLITE — 1.4%
100,000 EUR	Telenet Finance Luxembourg Notes Sarl		3.500	03/01/28	126,526
200,000 EUR	UPCB Finance VII Ltd.		3.625	06/15/29	251,151
100,000 GBP	Virgin Media Secured Finance plc		5.000	04/15/27	144,679
100,000 GBP	Virgin Media Secured Finance plc		4.250	01/15/30	142,222
100,000 EUR	Ziggo Bond Company BV(b)		3.375	02/28/30	121,446
100,000 EUR	Ziggo BV		2.875	01/15/30	123,048
					909,072
	CHEMICALS — 0.8%
100,000 EUR	CeramTec BondCompany GmbH		5.250	12/15/25	124,129
100,000 EUR	OCI N.V.		3.125	11/01/24	124,345
100,000 EUR	Solvay Finance S.A.CA(a)	EUSA5 + 5.22%	5.869	Perpetual	137,145
100,000 EUR	SPCM SA(b)		2.000	02/01/26	123,774
					509,393

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount		Variable Rate %	Interest Rate %	Maturity	Value
	CORPORATE BONDS — 61.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.2%
100,000 EUR	Intertrust Group BV		3.375	11/15/25	$124,237

	CONSTRUCTION MATERIALS — 0.1%
69,000 USD	Cemex S.A.B. de C.V.(b)		7.375	06/05/27	77,970

	CONTAINERS & PACKAGING — 1.2%
200,000 GBP	Ardagh Packaging Finance plc / Ardagh Holdings		4.750	07/15/27	285,783
85,000 USD	Klabin Austria GmbH(b)		3.200	01/12/31	84,821
100,000 EUR	Smurfit Kappa Treasury ULC		1.500	09/15/27	126,534
200,000 EUR	Trivium Packaging Finance BV		3.750	08/15/26	248,901
					746,039
	ELEC & GAS MARKETING & TRADING — 0.5%
250,000 EUR	Orsted A/S		1.500	11/26/29	342,009

	ELECTRIC UTILITIES — 4.6%
200,000 EUR	Enel Finance International N.V.		1.966	01/27/25	262,712
1,341,000 USD	Eskom Holdings SOC Ltd.(b),(c)		6.750	08/06/23	1,403,021
95,000 USD	Eskom Holdings SOC Ltd.(b)		7.125	02/11/25	101,766
200,000 EUR	Iberdrola Finanzas S.A.		1.000	03/07/25	254,076
250,000 EUR	innogy Finance BV		1.000	04/13/25	316,803
200,000 EUR	Naturgy Finance BV		1.500	01/29/28	265,924
233,000 USD	Star Energy Geothermal Darajat II / Star Energy(b)		4.850	10/14/38	260,960
					2,865,262
	ELECTRICAL EQUIPMENT — 0.4%
100,000 EUR	Vertical Midco GmbH		4.375	07/15/27	127,397
100,000 EUR	Vertical Midco GmbH(b)		4.375	07/15/27	127,398
					254,795
	ENGINEERING & CONSTRUCTION — 0.4%
248,000 USD	IHS Netherlands Holdco BV(b)		8.000	09/18/27	267,530

	FOOD — 2.5%
634,000 USD	Adecoagro S.A.(b)		6.000	09/21/27	668,572
512,000 USD	Minerva Luxembourg S.A.(b)		6.500	09/20/26	539,520
100,000 EUR	Sigma Holdco BV		5.750	05/15/26	118,468

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount		Variable Rate %	Interest Rate %	Maturity	Value
	CORPORATE BONDS — 61.8% (Continued)
	FOOD — 2.5% (Continued)
207,000 USD	Ulker Biskuvi Sanayi A/S(b)		6.950	10/30/25	$225,034
					1,551,594
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
100,000 EUR	WEPA Hygieneprodukte GmbH		2.875	12/15/27	123,683

	GAS & WATER UTILITIES — 0.4%
200,000 EUR	Veolia Environnement S.A.		1.496	11/30/26	264,558

	INDUSTRIAL INTERMEDIATE PROD — 0.7%
407,000 USD	HTA Group Ltd./Mauritius(b)		7.000	12/18/25	436,406

	INDUSTRIAL SUPPORT SERVICES — 0.6%
100,000 EUR	Loxam S.A.S		3.750	07/15/26	123,003
100,000 EUR	Techem Verwaltungsgesellschaft 674 mbH		6.000	07/30/26	126,433
100,000 EUR	Techem Verwaltungsgesellschaft 675 mbH(b)		2.000	07/15/25	120,117
					369,553
	INSTITUTIONAL FINANCIAL SERVICES — 0.4%
225,000 USD	Nomura Holdings, Inc. (c)		1.851	07/16/25	232,971

	INSURANCE — 1.6%
200,000 EUR	Allianz S.E. (a)	3 Month Euro LIBOR + 3.35%	3.099	07/06/47	279,561
300,000 EUR	Great-West Lifeco, Inc.		2.500	04/18/23	386,034
250,000 EUR	NN Group N.V.		1.625	06/01/27	332,512
					998,107
	INTERNET MEDIA & SERVICES — 0.3%
200,000 USD	Tencent Holdings Ltd.(b)		3.240	06/03/50	199,921

	LEISURE FACILITIES & SERVICES — 0.5%
100,000 EUR	Gamma Bidco SpA		6.250	07/15/25	126,222
100,000 EUR	Motion Finco Sarl		7.000	05/15/25	126,252
73,000 USD	Studio City Finance Ltd.(b)		6.000	07/15/25	77,015
					329,489
	METALS & MINING — 2.2%
66,000 USD	Corp Nacional del Cobre de Chile(b)		3.000	09/30/29	71,253

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount		Variable Rate %	Interest Rate %	Maturity	Value
	CORPORATE BONDS — 61.8% (Continued)
	METALS & MINING — 2.2% (Continued)
142,000 USD	Corp Nacional del Cobre de Chile(b)		4.375	02/05/49	$169,064
562,000 USD	First Quantum Minerals Ltd.(b)		6.875	03/01/26	586,236
300,000 EUR	Glencore Capital Finance DAC		1.125	03/10/28	379,877
81,000 USD	Indika Energy Capital IV Pte Ltd.(b)		8.250	10/22/25	87,217
26,000 USD	Indonesia Asahan Aluminium Persero PT(b)		5.800	05/15/50	31,753
58,000 USD	Southern Copper Corporation		6.750	04/16/40	85,524
					1,410,924

	OIL & GAS PRODUCERS — 7.1%
325,000 USD	BP Capital Markets plc(a)	H15T5Y + 4.04%	4.375	Perpetual	346,951
100,000 EUR	eG Global Finance plc		6.250	10/30/25	124,946
651,000 USD	Geopark Ltd.(b)		6.500	09/21/24	674,599
97,000 USD	KazMunayGas National Company JSC(b),(c)		5.750	04/19/47	125,035
369,000 USD	Kosmos Energy Ltd.(b)		7.125	04/04/26	368,941
94,000 USD	Leviathan Bond Ltd.		6.500	06/30/27	106,138
45,000 USD	Petroleos Mexicanos		6.875	08/04/26	48,206
149,000 USD	Petroleos Mexicanos		5.950	01/28/31	141,592
38,000 USD	Petroleos Mexicanos		6.625	06/15/35	35,777
452,000 USD	Petroleos Mexicanos		7.690	01/23/50	428,035
161,000 USD	Petroleos Mexicanos(c)		6.950	01/28/60	141,350
300,000 USD	Total Capital International S.A.(c)		3.127	05/29/50	308,244
1,598,000 USD	Tullow Oil plc(b)		7.000	03/01/25	1,052,043
859,000 USD	YPF S.A.(b)		8.500	07/28/25	591,636
					4,493,493
	REAL ESTATE OWNERS & DEVELOPERS — 5.5%
636,000 USD	China SCE Group Holdings Ltd.		7.375	04/09/24	670,582
700,000 USD	China SCE Group Holdings Ltd.		7.000	05/02/25	738,500
500,000 USD	Theta Capital Pte Ltd.		8.125	01/22/25	507,514
250,000 USD	Theta Capital Pte Ltd.		6.750	10/31/26	233,418
1,300,000 USD	Wanda Properties International Company Ltd.		7.250	01/29/24	1,335,425
					3,485,439
	REAL ESTATE SERVICES — 0.9%
557,000 USD	ESR Cayman Ltd.		7.875	04/04/22	581,364

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount		Variable Rate %	Interest Rate %	Maturity	Value
	CORPORATE BONDS — 61.8% (Continued)
	REIT— 1.1%
400,000 USD	LMIRT Capital Pte Ltd.		7.250	06/19/24	$402,974
200,000 GBP	Westfield America Management Ltd.		2.125	03/30/25	280,474
					683,448
	RENEWABLE ENERGY — 1.1%
700,000 USD	ENN Clean Energy International Investment Ltd.		7.500	02/27/21	694,397

	RETAIL - CONSUMER STAPLES — 0.2%
100,000 EUR	Quatrim S.A.SU		5.875	01/15/24	126,731

	SEMICONDUCTORS — 0.4%
150,000 USD	TSMC Global Ltd.(b)		1.000	09/28/27	148,390
100,000 USD	TSMC Global Ltd.(b)		1.375	09/28/30	97,408
					245,798
	SPECIALTY FINANCE — 0.5%
100,000 EUR	Parts Europe S.A.(b)		6.500	07/16/25	126,781
184,000 USD	Studio City Finance Ltd.(b)		6.500	01/15/28	197,800
					324,581
	STEEL — 3.2%
648,000 USD	CSN Resources S.A.(b)		7.625	04/17/26	697,203
1,199,000 USD	Metinvest BV(b)		7.750	10/17/29	1,295,232
					1,992,435
	TECHNOLOGY HARDWARE — 0.6%
100,000 EUR	Nokia OYJ		3.125	05/15/28	134,850
250,000 USD	Seagate HDD Cayman(b),(c)		4.125	01/15/31	262,356
					397,206
	TELECOMMUNICATIONS — 3.6%
100,000 EUR	Altice France Holding S.A.(b)		8.000	05/15/27	133,572
100,000 EUR	Altice France S.A.(b)		2.125	02/15/25	118,854
230,000 USD	Axtel S.A.B. de C.V.(b)		6.375	11/14/24	240,925
250,000 EUR	Deutsche Telekom International Finance BV		0.875	01/30/24	313,552
200,000 USD	Millicom International Cellular S.A.(b)		5.125	01/15/28	211,587
200,000 EUR	Orange S.A.		2.000	01/15/29	278,745
200,000 EUR	Telecom Italia SpA		3.625	05/25/26	269,140
100,000 EUR	Telefonica Europe BV(a)	EUSA6 + 4.11%	4.375	03/14/68	131,569
250,000 USD	VF Ukraine PAT via VFU Funding plc(b)		6.200	02/11/25	261,254

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount		Variable Rate %	Interest Rate %	Maturity	Value
	CORPORATE BONDS — 61.8% (Continued)
	TELECOMMUNICATIONS — 3.6% (Continued)
100,000 EUR	Vodafone Group plc(a)	EUSA5 + 2.67%	3.100	01/03/79	$126,046
100,000 EUR	Vodafone Group plc(a)	EUSA5 + 3.00%	2.625	08/27/80	125,071
					2,210,315
	TRANSPORTATION & LOGISTICS — 1.9%
250,000 USD	Aerovias de Mexico S.A. de CV(b)		7.000	02/05/25	103,078
3,000 USD	DP World plc(b)		6.850	07/02/37	4,059
64,000 USD	DP World plc(b)		5.625	09/25/48	80,275
6,000 USD	DP World plc(b)		4.700	09/30/49	6,726
662,000 USD	Gol Finance S.A.(b),(c)		7.000	01/31/25	585,043
100,000 GBP	Heathrow Funding Ltd.		7.125	02/14/24	157,033
155,000 USD	Rumo Luxembourg Sarl(b)		5.250	01/10/28	166,757
86,000 USD	Simpar Europe S.A.(b)		5.200	01/26/31	86,378
					1,189,349

	TOTAL CORPORATE BONDS (Cost $37,534,066)				38,962,486

	NON U.S. GOVERNMENT & AGENCIES — 32.0%
202,000 USD	Angolan Government International Bond(b)		9.125	11/26/49	196,942
1,783 USD	Argentine Republic Government International Bond		1.000	07/09/29	744
1,003,000 USD	Argentine Republic Government International Bond(a),(c),(d)		0.125	07/09/30	385,913
350,000 USD	Argentine Republic Government International Bond(a),(d)		0.125	07/09/35	120,316
48,520 USD	Argentine Republic Government International Bond(a),(d)		0.125	01/09/38	19,093
280,000 USD	Argentine Republic Government International Bond(a),(d)		0.125	07/09/46	96,533
860,000 AUD	Australia Government Bond		1.250	05/21/32	662,298
93,000 USD	Bahamas Government International Bond(b)		8.950	10/15/32	100,673
227,000 USD	Banque Centrale de Tunisie International Bond(b)		5.750	01/30/25	208,043
194,000 EUR	Benin Government International Bond(b)		4.875	01/19/32	234,169
44,800 USD	Brazil Minas SPE via State of Minas Gerais(b)		5.333	02/15/28	48,776
291,000 USD	Brazilian Government International Bond		12.500	01/05/22	58,540
1,919,000 BRL	Brazilian Government International Bond		12.500	01/05/22	386,042
137,000 USD	Brazilian Government International Bond		4.500	05/30/29	149,750
175,000 USD	Brazilian Government International Bond(c)		3.875	06/12/30	180,337
550,000 CAD	Canadian Government Bond		2.250	06/01/29	484,751

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount		Variable Rate %	Interest Rate %	Maturity	Value
	NON U.S. GOVERNMENT & AGENCIES — 32.0% (Continued)
100,000 EUR	Colombia Government International Bond		3.875	03/22/26	$138,974
84,000 USD	Colombia Government International Bond		3.000	01/30/30	86,762
261,000 USD	Colombia Government International Bond		3.125	04/15/31	270,071
14,000 USD	Colombia Government International Bond		5.625	02/26/44	17,325
44,000 USD	Colombia Government International Bond		5.000	06/15/45	51,271
1,159,200,000 COP	Colombian TES		6.000	04/28/28	347,450
40,000 CZK	Czech Republic Government Bond		3.850	09/29/21	1,920
4,010,000 CZK	Czech Republic Government Bond		0.950	05/15/30	182,040
118,000 USD	Dominican Republic International Bond(b)		5.875	01/30/60	124,136
52,074 USD	Ecuador Government International Bond(b),(e)		—	07/31/30	22,523
90,800 USD	Ecuador Government International Bond(a),(b),(d)		0.500	07/31/30	48,805
46,060 USD	Ecuador Government International Bond(a),(b),(d)		0.500	07/31/35	21,188
94,000 USD	Egypt Government International Bond(b)		5.250	10/06/25	100,459
29,000 USD	Egypt Government International Bond(b)		7.053	01/15/32	31,079
120,000 USD	Egypt Government International Bond(b)		7.625	05/29/32	133,356
25,000 USD	Egypt Government International Bond(b)		8.500	01/31/47	27,587
26,000 USD	Egypt Government International Bond(b)		8.700	03/01/49	29,051
165,000 USD	Egypt Government International Bond(b)		8.875	05/29/50	187,364
200,000 USD	Egypt Government International Bond(b)		8.150	11/20/59	213,244
2,175,000 EGP	Egypt Treasury Bills(e)		—	08/10/21	130,108
4,100,000 EGP	Egypt Treasury Bills(e)		—	09/28/21	241,161
27,000 USD	El Salvador Government International Bond(b)		8.250	04/10/32	27,486
146,000 USD	El Salvador Government International Bond		8.250	04/10/32	148,628
104,000 USD	El Salvador Government International Bond		7.650	06/15/35	102,440
57,000 USD	El Salvador Government International Bond		7.125	01/20/50	52,925
550,000 BRL	European Investment Bank(e)		—	08/27/21	99,302
200,000 EUR	European Investment Bank		1.125	09/15/36	286,943
68,000 USD	Gabon Government International Bond(b)		6.950	06/16/25	72,926
17,000 USD	Ghana Government International Bond(b)		6.375	02/11/27	17,648
139,000 USD	Ghana Government International Bond(b)		7.875	03/26/27	152,710
13,000 USD	Ghana Government International Bond(b)		7.625	05/16/29	13,776
60,000 USD	Ghana Government International Bond(b)		7.875	02/11/35	60,785
281,000 USD	Ghana Government International Bond(b)		8.950	03/26/51	287,854
7,000 USD	Ghana Government International Bond(b)		8.750	03/11/61	7,044
100,000 EUR	Indonesia Government International Bond(b)		2.150	07/18/24	129,691
36,000 USD	Indonesia Government International Bond		2.850	02/14/30	38,457

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount		Variable Rate %	Interest Rate %	Maturity	Value
	NON U.S. GOVERNMENT & AGENCIES — 32.0% (Continued)
35,000 USD	Indonesia Government International Bond		5.125	01/15/45	$45,017
1,234,000,000 IDR	Indonesia Treasury Bond		9.000	03/15/29	102,855
1,943,000,000 IDR	Indonesia Treasury Bond		7.000	09/15/30	145,647
680,000,000 IDR	Indonesia Treasury Bond		8.250	06/15/32	54,314
755,000,000 IDR	Indonesia Treasury Bond		8.375	03/15/34	61,138
76,000 EUR	Ireland Government Bond		5.400	03/13/25	115,561
50,000 EUR	Ireland Government Bond		0.900	05/15/28	66,785
130,000 EUR	Ireland Government Bond		1.300	05/15/33	185,957
240,000 EUR	Italy Buoni Poliennali Del Tesoro		4.500	03/01/24	333,773
750,000 EUR	Italy Buoni Poliennali Del Tesoro		2.800	12/01/28	1,079,140
640,000 EUR	Italy Buoni Poliennali Del Tesoro(b)		2.450	09/01/33	926,019
180,000 EUR	Italy Buoni Poliennali Del Tesoro		5.000	08/01/39	358,257
235,000 EUR	Italy Buoni Poliennali Del Tesoro		5.000	09/01/40	471,970
123,000 EUR	Ivory Coast Government International Bond(b)		5.875	10/17/31	164,254
6,150,000 JPY	Japan Government Forty Year Bond		0.800	03/20/58	61,015
17,000,000 JPY	Japan Government Thirty Year Bond		1.500	03/20/45	196,976
17,150,000 JPY	Japan Government Thirty Year Bond		0.500	09/20/46	160,567
164,000 USD	Kenya Government International Bond(b)		8.000	05/22/32	189,598
175,000 USD	Lebanon Government International Bond(f)		6.650	02/26/30	23,026
6,449,000 MXN	Mexican Bonos(a)		7.500	06/03/27	364,915
6,530,000 MXN	Mexican Bonos		7.750	11/13/42	367,138
100,000 EUR	Mexico Government International Bond		1.625	04/08/26	128,078
62,000 USD	Mexico Government International Bond		4.750	04/27/32	72,385
200,000 USD	Mozambique International Bond(b)		5.000	09/15/31	181,000
244,000 USD	Nigeria Government International Bond(b)		7.875	02/16/32	267,722
200,000 USD	Nigeria Government International Bond		7.625	11/28/47	208,978
63,000 USD	Oman Government International Bond(b)		7.375	10/28/32	71,700
53,000 USD	Oman Government International Bond(b)		6.750	01/17/48	52,484
40,000 USD	Panama Government International Bond		3.870	07/23/60	44,660
260,000 USD	Papua New Guinea Government International Bond(b)		8.375	10/04/28	269,099
100,000 EUR	Portugal Obrigacoes do Tesouro OT		4.125	04/14/27	155,327
150,000 CAD	Province of British Columbia Canada		3.200	06/18/44	139,773
250,000 CAD	Province of Ontario Canada		2.800	06/02/48	217,924
25,231 USD	Republic of Angola Via Avenir II BV(a)	6 Month LIBOR + 7.50%	7.760	07/01/23	23,847
185,714 USD	Republic of Angola Via Avenir Issuer II Ireland		6.927	02/18/27	166,621
125,000 USD	Republic of Armenia International Bond(b)		3.600	02/02/31	121,348
47,000 USD	Republic of Belarus International Bond(b)		7.625	06/29/27	51,586

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Principal Amount		Variable Rate %	Interest Rate %	Maturity	Value
	NON U.S. GOVERNMENT & AGENCIES — 32.0% (Continued)
71,000 USD	Republic of Belarus Ministry of Finance(b)		6.378	02/24/31	$72,281
157,000 USD	Republic of Cameroon International Bond(b)		9.500	11/19/25	178,972
1,655,000 ZAR	Republic of South Africa Government Bond		6.250	03/31/36	75,949
1,854,000 ZAR	Republic of South Africa Government Bond		8.500	01/31/37	102,918
33,000 USD	Republic of South Africa Government International		5.750	09/30/49	31,895
42,000 USD	Romanian Government International Bond(b)		3.000	02/14/31	44,627
76,000 EUR	Romanian Government International Bond(b)		3.375	02/08/38	106,043
42,000 USD	Romanian Government International Bond(b)		6.125	01/22/44	58,015
48,000 EUR	Romanian Government International Bond(b)		3.375	01/28/50	65,842
127,000 USD	Romanian Government International Bond(b)		4.000	02/14/51	135,689
8,560,000 RUB	Russian Federal Bond - OFZ		7.400	12/07/22	119,129
20,655,000 RUB	Russian Federal Bond - OFZ		7.050	01/19/28	290,842
6,120,000 RUB	Russian Federal Bond - OFZ		6.900	05/23/29	85,291
14,040,000 RUB	Russian Federal Bond - OFZ		7.700	03/23/33	204,783
600,000 USD	Russian Foreign Bond - Eurobond		4.250	06/23/27	683,299
121,000 USD	Saudi Government International Bond(b)		2.250	02/02/33	119,699
350,000 EUR	Spain Government Bond		1.250	10/31/30	472,641
170,000 EUR	Spain Government Bond		4.200	01/31/37	325,452
250,000 EUR	Spain Government Bond		2.700	10/31/48	438,278
93,000 USD	Trinidad & Tobago Government International Bond		4.500	08/04/26	101,370
47,000 USD	Turkey Government International Bond		5.750	03/22/24	49,609
27,000 USD	Turkey Government International Bond		6.350	08/10/24	29,057
29,000 USD	Turkey Government International Bond		6.125	10/24/28	30,887
210,000 USD	Turkey Government International Bond		7.625	04/26/29	242,738
111,000 USD	Turkey Government International Bond		5.875	06/26/31	113,246
35,000 USD	Turkey Government International Bond		5.750	05/11/47	32,125
40,000 USD	Ukraine Government International Bond(b)		9.750	11/01/28	48,652
100,000 EUR	Ukraine Government International Bond(b)		4.375	01/27/30	115,780
119,000 USD	Ukraine Government International Bond(b)		7.375	09/25/32	128,011
300,000 GBP	United Kingdom Gilt		4.500	09/07/34	625,400
7,493,000 USD	Uruguay Government International Bond		9.875	06/20/22	184,669
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $19,062,873)				20,197,052

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value
	COLLATERAL FOR SECURITIES LOANED – 5.3%
3,351,555	Mount Vernon Prime Portfolio, 0.15% (Cost $3,351,555)(g),(h)	$3,351,555

	TOTAL INVESTMENTS - 99.3% (Cost $60,047,555)	$62,624,509
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	422,591
	NET ASSETS - 100.0%	$63,047,100

OPEN FUTURES CONTRACTS(i)
Number of			Notional	Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount	(Depreciation)
10	CBOT 10 Year US Treasury Note	03/22/2021	$1,370,310	$310
7	Eurex 30 Year Euro BUXL Future	03/08/2021	1,882,003	(36,005)
24	Long Gilt Future	03/29/2021	4,418,521	(6,767)
8	TSE Japanese 10 Year Bond Futures	03/15/2021	11,600,936	(8,605)
	TOTAL FUTURES CONTRACTS			$(51,067)

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized Appreciation
Contracts	Open Short Futures Contracts	Expiration	Amount	(Depreciation)
6	CBOT 10 Year US Treasury Note	03/22/2021	822,186	$5,673
63	CBOT 5 Year US Treasury Note	03/31/2021	7,930,125	(985)
8	Eurex 10 Year Euro BUND Future	03/08/2021	1,722,729	5,835
	TOTAL FUTURES CONTRACTS			$10,523

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

CZK – Czech Koruna

EGP – Egyptian Pound

EUR – Euro

GBP – United Kingdom Pound

IDR – Indonesian Rupiah

JPY – Japanese Yen

MXN – Mexican Peso

RUB – Russian Ruble

USD – US Dollar

ZAR – South African Rand

H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate

H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate

EUSA5	5 Year EUR Annual Swap Rate

EUSA6	6 Year EUR Annual Swap Rate

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

(a)	Variable rate security. Interest rate is as of January 31, 2021.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021 the total market value of 144A securities is 21,739,901 or 34.5%.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,317,373 at January 31, 2021.

(d)	Step-Up Bond; the interest rate shown is the rate in effect as of January 31, 2021.

(e)	Zero coupon rate.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Rate disclosed is the seven day effective yield as of January 31, 2021.

(h)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(i)	Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments. Instrument is non-income producing.

OPEN CREDIT DEFAULT SWAP AGREEMENTS

		Notional Value at	Fixed Deal	Premium	Maturity	Unrealized
Description	Counterparty	January 31, 2021	(Received) Rate	Paid (Received)	Date	Appreciation
To Sell Protection CDX.EM.33-V2 (1)	Citibank	$(722,000)	1.00%	$(26,903)	6/20/2025	$20,753
To Sell Protection CDX.EM.32-V3 (1)	Citibank	(465,000)	1.00%	(28,187)	12/20/2021	27,768
						48,521

(1)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Euro	02/04/2021	Barclays	75,258	$91,435	$(261)
British Pound	02/12/2021	Citigroup	551,328	757,121	6,791
British Pound	02/12/2021	JP Morgan Chase	100,000	137,327	1,521
Euro	02/25/2021	Capstone Global Markets	880,000	1,069,614	1,467
Euro	02/25/2021	Citigroup	130,000	158,012	1,084
Mexican Peso	02/25/2021	Capstone Global Markets	12,000,000	591,991	(15,529)
Mexican Peso	02/25/2021	JP Morgan Chase	6,330,000	312,275	(1,233)
Euro	03/22/2021	Citigroup	66,154	80,459	(860)
Euro	03/22/2021	JP Morgan Chase	279,914	340,441	(1,570)
					$(8,590)

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell:
Euro	02/01/2021	JP Morgan Chase	61,643	$74,890	$(137)
Euro	02/04/2021	Barclays	5,221,676	6,344,076	80,051
British Pound	02/12/2021	Capstone Global Markets	460,000	631,703	(6,171)
Australian Dollar	03/22/2021	Citigroup	874,500	671,158	(22,480)
British Pound	03/22/2021	Citigroup	1,246,300	1,711,887	(48,009)
Canadian Dollar	03/22/2021	Citigroup	1,110,100	869,102	(128)
Euro	03/22/2021	BNY Mellon	190,283	231,429	203
Euro	03/22/2021	Barclays	12,357,856	15,030,087	(11,783)
Euro	03/22/2021	Citigroup	656,890	798,934	4,388
Japanese Yen	03/22/2021	Citigroup	70,715,099	675,760	4,749
					$683

		Settlement		Currency Amount	Currency Amount			Unrealized Appreciation/
Foreign Currency		Date	Counterparty	Purch Buy	Purch Sell	U.S. Dollar MV Buy	U.S. Dollar MV Sell	(Depreciation)
To Buy:
British Pound	Euro	2/12/2021	Citigroup	559,399	620,000	768,204	(753,392)	$14,812
Euro	British Pound	2/12/2021	Capstone Global Markets	240,000	213,129	291,636	(292,683)	(1,048)
Euro	British Pound	2/12/2021	Citigroup	380,000	338,199	461,756	(464,438)	(2,681)
Euro	Japanese Yen	2/12/2021	Citigroup	260,000	33,089,771	315,939	(316,086)	(147)
Japanese Yen	Australian Dollar	2/12/2021	JP Morgan Chase	68,672,094	850,000	655,981	(652,199)	3,782
Australian Dollar	Japanese Yen	2/25/2021	Capstone Global Markets	690,000	55,289,700	529,470	(528,206)	1,264
Euro	British Pound	3/22/2021	JP Morgan Chase	481,926	439,700	586,137	(603,961)	(17,824)
								$(1,842)

Total								$(9,749)

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value

	COMMON STOCKS — 93.4%
	AEROSPACE & DEFENSE - 2.3%
9,024	L3Harris Technologies, Inc.	$1,547,706
3,350	Lockheed Martin Corporation	1,078,097
		2,625,803
	ASSET MANAGEMENT - 2.9%
2,545	BlackRock, Inc.	1,784,707
29,896	Charles Schwab Corporation (The)	1,540,840
		3,325,547
	AUTOMOTIVE - 1.2%
26,763	General Motors Company	1,356,349

	BANKING - 7.7%
114,832	Bank of America Corporation	3,404,769
31,469	JPMorgan Chase & Company	4,049,115
33,251	Truist Financial Corporation	1,595,383
		9,049,267
	BIOTECH & PHARMA - 6.5%
14,394	AbbVie, Inc.	1,475,097
27,168	Bristol-Myers Squibb Company	1,668,930
18,191	Johnson & Johnson	2,967,499
19,821	Merck & Company, Inc.	1,527,604
		7,639,130
	CABLE & SATELLITE - 1.6%
52,084	Altice USA, Inc., Class A(a)	1,852,628

	CHEMICALS - 2.7%
5,940	Air Products and Chemicals, Inc.	1,584,554
55,759	Huntsman Corporation	1,473,153
		3,057,707
	CONSTRUCTION MATERIALS - 1.8%
3,440	Martin Marietta Materials, Inc.	988,690
14,789	Owens Corning	1,147,627
		2,136,317
	CONSUMER SERVICES - 1.2%
28,522	Service Corp International	1,438,364

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	COMMON STOCKS — 93.4% (Continued)
	CONTAINERS & PACKAGING - 0.7%
20,883	WestRock Company	$865,183

	DIVERSIFIED INDUSTRIALS - 3.4%
25,476	Emerson Electric Company	2,021,520
9,734	Honeywell International, Inc.	1,901,732
		3,923,252
	ELECTRIC UTILITIES - 4.3%
17,895	American Electric Power Company, Inc.(b)	1,447,884
16,453	DTE Energy Company	1,953,301
25,387	Xcel Energy, Inc.	1,624,514
		5,025,699
	ELECTRICAL EQUIPMENT - 1.0%
8,336	Trane Technologies plc	1,194,966

	ENGINEERING & CONSTRUCTION - 1.5%
25,007	Quanta Services, Inc.	1,762,243

	ENTERTAINMENT CONTENT - 2.7%
37,140	Discovery, Inc. - Series A(a),(b)	1,538,339
10,199	Walt Disney Company (The)	1,715,166
		3,253,505
	FOOD - 1.5%
30,529	Mondelez International, Inc., Class A	1,692,528

	HEALTH CARE FACILITIES & SERVICES - 3.2%
12,708	AmerisourceBergen Corporation	1,324,174
6,171	Cigna Corporation	1,339,415
3,329	UnitedHealth Group, Inc.	1,110,488
		3,774,077
	HOME CONSTRUCTION - 0.9%
25,131	PulteGroup, Inc.	1,093,199

	HOUSEHOLD PRODUCTS - 1.0%
9,479	Procter & Gamble Company (The)	1,215,303

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	COMMON STOCKS — 93.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
45,757	Bank of New York Mellon Corporation (The)	$1,822,502
14,701	Intercontinental Exchange, Inc.	1,622,255
		3,444,757
	INSURANCE - 6.9%
17,494	Allstate Corporation (The)	1,875,007
5,738	Berkshire Hathaway, Inc., Class B(a)	1,307,518
24,859	Hartford Financial Services Group, Inc. (The)	1,193,729
19,960	Prudential Financial, Inc.	1,562,469
10,269	Travelers Companies, Inc. (The)	1,399,665
3,547	Willis Towers Watson plc	719,828
		8,058,216
	INTERNET MEDIA & SERVICES - 2.5%
1,589	Alphabet, Inc., Class A(a)	2,903,675

	LEISURE FACILITIES & SERVICES - 1.0%
9,917	Darden Restaurants, Inc.	1,159,198

	MACHINERY - 3.2%
9,311	Caterpillar, Inc.	1,702,423
7,610	Parker-Hannifin Corporation	2,013,682
		3,716,105
	MEDICAL EQUIPMENT & DEVICES - 5.8%
21,406	Abbott Laboratories	2,645,567
11,242	Hill-Rom Holdings, Inc.(b)	1,079,682
5,459	Stryker Corporation	1,206,494
3,485	Thermo Fisher Scientific, Inc.	1,776,304
		6,708,047
	OIL & GAS PRODUCERS - 4.1%
45,576	ConocoPhillips	1,824,408
28,640	EOG Resources, Inc.(b)	1,459,494
21,339	Phillips 66(b)	1,446,784
		4,730,686
	RETAIL - CONSUMER STAPLES - 1.9%
12,028	Target Corporation	2,179,112

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	COMMON STOCKS — 93.4% (Continued)
	RETAIL - DISCRETIONARY - 2.4%
1,291	AutoZone, Inc.(a)	$1,443,816
8,232	Lowe’s Companies, Inc.	1,373,509
		2,817,325
	SEMICONDUCTORS - 4.8%
3,074	Broadcom, Inc.	1,384,837
16,997	Intel Corporation	943,503
21,337	Micron Technology, Inc.(a)	1,670,047
45,865	ON Semiconductor Corporation(a)	1,581,884
		5,580,271
	SOFTWARE - 1.0%
5,065	Microsoft Corporation	1,174,877

	SPECIALTY FINANCE - 0.7%
7,347	American Express Company	854,162

	TECHNOLOGY HARDWARE - 1.8%
5,544	Apple, Inc.	731,586
31,061	Cisco Systems, Inc.	1,384,700
		2,116,286
	TECHNOLOGY SERVICES - 1.2%
7,773	Global Payments, Inc.	1,372,090

	TELECOMMUNICATIONS - 2.2%
45,960	Verizon Communications, Inc.	2,516,310

	TRANSPORTATION & LOGISTICS - 2.8%
6,221	Kansas City Southern(b)	1,260,810
29,395	Knight-Swift Transportation Holdings, Inc.	1,175,800
19,844	Southwest Airlines Company(b)	871,945
		3,308,555

	TOTAL COMMON STOCKS (Cost $82,246,574)	108,920,739

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	REITS — 4.3%
	REITS - 4.3%
5,294	American Tower Corporation, A	$1,203,644
10,818	Boston Properties, Inc.	987,359
25,126	Equity LifeStyle Properties, Inc.	1,528,666
12,737	Prologis, Inc.	1,314,458
	TOTAL REITS (Cost $4,497,363)	5,034,127

	COLLATERAL FOR SECURITIES LOANED — 4.7%
5,465,288	Mount Vernon Prime Portfolio, 0.15% (Cost $5,465,288)(c),(d)	5,465,288

	TOTAL INVESTMENTS - 102.4% (Cost $92,209,225)	$119,420,154
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(2,810,187)
	NET ASSETS - 100.0%	$116,609,967

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,223,098 at January 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

(d)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value

	COMMON STOCKS — 87.9%
	AEROSPACE & DEFENSE - 1.0%
5,898	Barnes Group, Inc.	$283,517
6,612	Kaman Corporation	332,980
		616,497
	ASSET MANAGEMENT - 1.0%
13,551	Artisan Partners Asset Management, Inc., Class A	655,868

	AUTOMOTIVE - 1.0%
61,626	Goodyear Tire & Rubber Company (The)	650,154

	BANKING - 17.9%
41,007	Associated Banc-Corporation	735,666
32,916	Bancorp, Inc. (The)(a)	552,001
11,775	Banner Corporation	520,808
19,637	Central Pacific Financial Corporation	390,384
14,927	Eagle Bancorp, Inc.	634,248
870	First Citizens BancShares, Inc., Class A(b)	518,511
9,851	First Financial Corporation	378,180
12,753	First Interstate BancSystem, Inc., Class A	493,031
35,579	First Midwest Bancorp, Inc.	588,121
22,551	Flagstar Bancorp, Inc.	966,309
18,340	Hancock Whitney Corporation	626,128
13,623	Heartland Financial USA, Inc.(b)	581,157
24,203	Independent Bank Corporation (Michigan)	444,367
27,065	Simmons First National Corporation, Class A(b)	668,506
14,757	The First Bancshares, Inc.	441,825
13,279	TriCompany Bancshares	495,307
23,916	Trustmark Corporation	656,973
9,855	UMB Financial Corporation	699,410
24,758	United Community Banks, Inc.	738,530
		11,129,462
	BIOTECH & PHARMA - 2.4%
10,029	Anika Therapeutics, Inc.(a),(b)	371,173
14,413	Coherus Biosciences, Inc.(a),(b)	270,964
14,482	Supernus Pharmaceuticals, Inc.(a)	425,627
28,322	Vanda Pharmaceuticals, Inc.(a)	406,138
		1,473,902

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	COMMON STOCKS — 87.9%
	CHEMICALS - 2.8%
8,956	Cabot Corporation	$393,258
22,408	Lydall, Inc.(a)	674,481
11,572	Minerals Technologies, Inc.	713,182
		1,780,921
	COMMERCIAL SUPPORT SERVICES - 1.0%
8,109	Insperity, Inc.	636,475

	CONSUMER SERVICES - 1.2%
1,337	Graham Holdings Company, Class B	759,563

	CONTAINERS & PACKAGING - 0.9%
11,848	Greif, Inc., Class A	535,056

	ELECTRIC UTILITIES - 2.7%
22,687	Hawaiian Electric Industries, Inc.(b)	750,032
9,855	NorthWestern Corporation	536,802
9,565	Unitil Corporation	389,965
		1,676,799
	ENGINEERING & CONSTRUCTION - 1.4%
30,282	Primoris Services Corporation	881,358

	FOOD - 2.3%
17,101	Phibro Animal Health Corporation, Class A	354,675
34,927	Pilgrim’s Pride Corporation(a)	676,885
10,380	Seneca Foods Corporation, Class A(a)	376,275
		1,407,835
	GAS & WATER UTILITIES - 2.0%
4,779	SJW Group	316,226
7,235	Southwest Gas Holdings, Inc.	433,811
8,261	Spire, Inc.	505,491
		1,255,528
	HEALTH CARE FACILITIES & SERVICES - 2.0%
12,826	Hanger, Inc.(a)	262,805
6,485	National HealthCare Corporation	415,364

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	COMMON STOCKS — 87.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.0% (Continued)
20,101	Owens & Minor, Inc.	$584,537
		1,262,706
	HOME CONSTRUCTION - 2.9%
6,638	American Woodmark Corporation(a)	574,253
12,681	M/I Homes, Inc.(a)	626,062
7,659	Meritage Homes Corporation(a)	614,711
		1,815,026
	HOUSEHOLD PRODUCTS - 0.7%
11,576	Clearwater Paper Corporation(a)	440,814

	INDUSTRIAL INTERMEDIATE PROD - 3.1%
13,369	AZZ, Inc.(b)	636,231
18,416	Mueller Industries, Inc.	628,906
3,400	Valmont Industries, Inc.	655,928
		1,921,065
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
5,217	Piper Sandler Cos	476,469

	INSURANCE - 2.5%
16,268	American Equity Investment Life Holding Company	474,863
14,261	Mercury General Corporation	755,976
1,703	National Western Life Group, Inc., Class A	306,540
		1,537,379
	LEISURE FACILITIES & SERVICES - 2.0%
37,898	Fiesta Restaurant Group, Inc.(a),(b)	570,744
15,693	Wyndham Destinations, Inc.	694,258
		1,265,002
	MACHINERY - 4.9%
8,119	Altra Industrial Motion Corporation	417,398
11,377	Columbus McKinnon Corporation	491,373
4,312	Curtiss-Wright Corporation	447,542
16,884	Federal Signal Corporation(b)	551,938
13,264	Hillenbrand, Inc.	545,150
4,743	Regal Beloit Corporation	595,151
		3,048,552

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	COMMON STOCKS — 87.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.2%
1,980	ICU Medical, Inc.(a)	$404,870
23,007	Lantheus Holdings, Inc.(a)	374,324
		779,194
	METALS & MINING - 0.9%
30,862	Alcoa Corporation	555,516

	OIL & GAS PRODUCERS - 2.1%
32,111	Bonanza Creek Energy, Inc.(a),(b)	663,413
15,750	Cimarex Energy Company	664,335
		1,327,748
	OIL & GAS SERVICES & EQUIPMENT - 2.2%
76,774	Archrock, Inc.	680,985
57,930	Liberty Oilfield Services, Inc., Class A(b)	696,319
		1,377,304
	PUBLISHING & BROADCASTING - 1.0%
38,152	Gray Television, Inc.(a)	650,492

	REAL ESTATE OWNERS & DEVELOPERS - 1.0%
8,840	McGrath RentCorp	616,944

	RETAIL - CONSUMER STAPLES - 2.8%
11,949	Big Lots, Inc.	713,116
12,282	Ingles Markets, Inc., Class A	584,132
28,152	Natural Grocers by Vitamin Cottage, Inc.	468,731
		1,765,979
	RETAIL - DISCRETIONARY - 6.7%
27,395	Abercrombie & Fitch Company, Class A	632,003
37,550	At Home Group, Inc.(a),(b)	915,093
8,619	Dick’s Sporting Goods, Inc.(b)	577,559
17,430	Foot Locker, Inc.	763,782
20,909	Lumber Liquidators Holdings, Inc.(a),(b)	584,616
17,161	Sonic Automotive, Inc., Class A	702,400
		4,175,453
	SEMICONDUCTORS - 2.4%
44,347	Amkor Technology, Inc.	688,265

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	COMMON STOCKS — 87.9% (Continued)
	SEMICONDUCTORS - 2.4% (Continued)
42,982	Rambus, Inc.(a)	$816,444
		1,504,709
	SPECIALTY FINANCE - 2.3%
30,220	Mr Cooper Group, Inc.(a)	822,890
13,387	Stewart Information Services Corporation	620,889
		1,443,779
	STEEL - 0.8%
25,417	Commercial Metals Company	500,461

	TECHNOLOGY HARDWARE - 2.6%
22,427	Comtech Telecommunications Corporation	478,592
31,413	Knowles Corporation(a)	605,957
16,195	NCR Corporation(a)	540,265
		1,624,814
	TECHNOLOGY SERVICES - 2.0%
7,685	Insight Enterprises, Inc.(a)	584,829
17,681	Sykes Enterprises, Inc.(a)	682,309
		1,267,138
	TRANSPORTATION & LOGISTICS - 1.0%
34,784	Heartland Express, Inc.	652,896

	WHOLESALE - DISCRETIONARY - 2.4%
8,073	ePlus, Inc.(a)	678,455
29,769	G-III Apparel Group Ltd.(a)	804,954
		1,483,409

	TOTAL COMMON STOCKS (Cost $43,667,670)	54,952,267

	REITS — 10.8%
	REITS - 10.0%
47,934	Apple Hospitality REIT, Inc.	598,216
48,992	Armada Hoffler Properties, Inc.	526,664
51,970	Chatham Lodging Trust	556,599
7,844	Community Healthcare Trust, Inc.	350,784
29,275	Corporate Office Properties Trust(b)	769,054

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	REITS — 10.8% (Continued)
	REITS - 10.0% (Continued)
30,891	Dynex Capital, Inc.(b)	$557,583
32,945	Global Net Lease, Inc.	530,744
91,296	New Senior Investment Group, Inc.	483,869
17,127	Physicians Realty Trust(b)	301,949
25,326	Sabra Health Care REIT, Inc.(b)	425,223
17,603	STAG Industrial, Inc.	524,569
39,619	UMH Properties, Inc.	592,399
		6,207,653
	SPECIALTY FINANCE - 0.8%
97,064	Capstead Mortgage Corporation	518,322

	TOTAL REITS (Cost $5,890,741)	6,725,975

	COLLATERAL FOR SECURITIES LOANED - 13.2%
8,248,151	Mount Vernon Prime Portfolio, 0.15% (Cost $8,248,151)(c,d)	8,248,151

	TOTAL INVESTMENTS - 111.9% (Cost $57,806,562)	$69,926,393
	LIABILITIES IN EXCESS OF OTHER ASSETS- (11.9)%	(7,449,891)
	NET ASSETS - 100.0%	$62,476,502

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,921,778 at January 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

(d)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
January 31, 2021

Security	Shares	Value
COMMON STOCKS - 96.1%
AEROSPACE & DEFENSE - 1.1%
TransDigm Group, Inc. *	3,462	$1,915,455

E-COMMERCE DISCRETIONARY - 11.2%
Amazon.com, Inc. *	4,310	13,818,722
MercadoLibre, Inc. *	2,950	5,249,554
		19,068,276
INTERNET MEDIA & SERVICES - 2.4%
Facebook, Inc. *	15,844	4,092,980

LEISURE FACILITIES & SERVICES - 1.7%
Chipotle Mexican Grill, Inc. *	1,940	2,871,200

MEDICAL EQUIPMENT & DEVICES - 12.2%
Align Technology, Inc. *	8,072	4,240,867
DexCom, Inc. *	12,159	4,557,801
Edwards Lifesciences Corporation *	47,628	3,933,120
Insulet Corporation *	12,500	3,339,750
Intuitive Surgical, Inc. *	6,293	4,704,899
		20,776,437
RETAIL - CONSUMER STAPLES - 1.0%
Costco Wholesale Corporation	4,800	1,691,664

RETAIL - DISCRETIONARY - 5.4%
Burlington Stores, Inc. *	14,055	3,498,289
Lululemon Athletica, Inc. *	9,732	3,198,714
Tractor Supply Company	17,477	2,477,190
		9,174,193
SEMICONDUCTORS - 5.9%
NVIDIA Corporation	14,274	7,416,628
QUALCOMM, Inc.	16,500	2,578,620
		9,995,248
SOFTWARE - 32.3%
Adobe, Inc. *	11,700	5,367,609
Autodesk, Inc. *	25,812	7,161,023
Microsoft Corporation	37,138	8,614,530
salesforce.com, Inc. *	29,367	6,624,021
ServiceNow, Inc. *	16,566	8,997,989
Splunk, Inc. *	18,086	2,984,733
Unity Software, Inc. *	12,500	1,872,750
Veeva Systems, Inc. *	26,088	7,211,767
Workday, Inc. *	19,388	4,411,352
Zendesk, Inc. *	12,000	1,730,880
		54,976,654
TECHNOLOGY HARDWARE - 1.9%
Apple, Inc.	25,000	3,299,000

TECHNOLOGY SERVICES - 20.9%
Global Payments, Inc.	10,534	1,859,462
Mastercard, Inc.	27,790	8,789,699
PayPal Holdings, Inc. *	41,135	9,638,342
Square, Inc. *	31,769	6,860,833
Visa, Inc.	43,476	8,401,737
		35,550,073

TOTAL COMMON STOCKS (Cost - $68,655,818)		163,411,180

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund (Continued)
January 31, 2021

Security	Shares	Interest Rate %		Value
COLLATERAL FOR SECURITIES LOANED - 12.7%
Mount Vernon Prime Portfolio #	21,588,637	0.150	+	$21,588,637
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $21,588,637)

TOTAL INVESTMENTS - 108.8% (Cost - $90,244,455)				$184,999,817
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.8)%				(14,995,828)
NET ASSETS - 100.0%				$170,003,989

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of January 31, 2021.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $20,820,485 at January 31, 2021.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
January 31, 2021

Security	Shares	Value
COMMON STOCKS - 97.7%
ADVERTISING & MARKETING - 1.0%
Cardlytics, Inc. *	6,049	$739,611

AEROSPACE & DEFENSE - 0.8%
Mercury Systems, Inc. *	8,488	603,157

APPAREL & TEXTILE PRODUCTS - 1.2%
Crocs, Inc. *	12,257	858,235

AUTOMOTIVE - 1.0%
Methode Electronics, Inc.	18,650	704,038

BANKING - 2.7%
First Merchants Corporation	17,803	670,639
Seacoast Banking Corporation of Florida *	23,241	707,688
Silvergate Capital Corporation - Class A *	6,304	586,650
		1,964,977
BIOTECHNOLOGY & PHARMACEUTICALS - 7.2%
Allogene Therapeutics, Inc. *	17,230	597,881
Avid Bioservices, Inc. *	47,968	699,853
Biohaven Pharmaceutical Holding Company Ltd. *	6,527	556,231
Emergent BioSolutions, Inc. *	7,243	773,915
Intra-Cellular Therapies, Inc. *	14,616	469,904
Mirati Therapeutics, Inc. *	1,812	372,058
Myovant Sciences Ltd. *	26,827	624,801
Seer, Inc. *	9,878	616,387
TG Therapeutics, Inc. *	9,253	446,642
		5,157,672
COMMERCIAL SUPPORT SERVICES - 1.5%
Avalara, Inc. *	2,654	398,100
FTI Consulting, Inc. *	6,198	681,594
		1,079,694
ELECTRICAL EQUIPMENT - 1.6%
Itron, Inc. *	7,692	661,666
nLight, Inc. *	15,920	504,346
		1,166,012
ENGINEERING & CONSTRUCTION - 3.8%
Exponent, Inc.	6,215	513,235
Installed Building Products, Inc. *	7,059	740,701
Montrose Environmental Group, Inc. *	20,916	773,474
WillScot Mobile Mini Holdings Corporation *	28,720	680,951
		2,708,361
FOOD - 0.9%
Vital Farms, Inc. * ^	25,019	618,720

FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
Trex Company, Inc. *	7,422	681,117

HEALTH CARE FACILITIES & SERVICES - 5.4%
Amedisys, Inc. *	1,708	490,725
Catalent, Inc. *	6,160	708,708
HealthEquity, Inc. *	8,773	732,984
LHC Group, Inc. *	3,191	635,711
Personalis, Inc. *	15,477	595,400
Progyny, Inc. *	16,082	752,155
		3,915,683
HOME & OFFICE PRODUCTS - 0.5%
Purple Innovation, Inc. *	10,890	370,696

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2021

Security	Shares	Value
COMMON STOCKS - 97.7% (Continued)
HOME CONSTRUCTION - 2.8%
AZEK Company, Inc. (The) *	17,675	$705,056
LGI Homes, Inc. *	5,951	635,031
Skyline Champion Corporation *	19,912	669,641
		2,009,728
HOUSEHOLD PRODUCTS - 2.0%
elf Beauty, Inc. *	32,545	708,179
Inter Parfums, Inc.	12,024	747,652
		1,455,831
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.1%
Chart Industries, Inc. *	6,505	781,316

INDUSTRIAL SUPPORT SERVICES - 0.7%
SiteOne Landscape Supply, Inc. *	3,022	476,509

INSTITUTIONAL FINANCIAL SERVICES - 2.7%
Evercore, Inc.	6,308	688,203
Houlihan Lokey, Inc.	8,998	583,520
Moelis & Company	13,553	673,720
		1,945,443
INSURANCE - 0.9%
GoHealth, Inc. *	46,512	619,075

INTERNET MEDIA & SERVICES - 5.4%
Eventbrite, Inc. *	37,144	663,020
Pinterest, Inc. *	12,349	846,030
TechTarget, Inc. *	12,136	906,559
Upwork, Inc. *	18,052	748,255
Wix.com Ltd. *	3,032	749,056
		3,912,920
LEISURE FACILITIES & SERVICES - 3.3%
Papa John’s International, Inc.	6,854	701,027
Shake Shack, Inc. *	8,106	919,383
Wingstop, Inc.	4,838	725,942
		2,346,352
LEISURE PRODUCTS - 1.0%
Fox Factory Holding Corporation *	6,170	738,179

MACHINERY - 0.9%
MSA Safety, Inc.	4,356	680,059

MEDICAL EQUIPMENT & DEVICES - 6.8%
Acutus Medical, Inc. *	20,150	521,684
Adaptive Biotechnologies Corporation *	9,526	528,407
Alphatec Holdings, Inc. *	56,199	836,241
BioLife Solutions, Inc. *	9,881	374,688
Cerus Corporation *	45,811	301,894
Inari Medical, Inc. *	7,333	699,715
Insulet Corporation *	2,442	652,454
Repligen Corporation *	2,934	586,800
Tandem Diabetes Care, Inc. *	4,079	377,919
		4,879,802
REAL ESTATE SERVICES - 0.8%
Redfin Corporation *	8,147	580,148

RENEWABLE ENERGY - 0.8%
SolarEdge Technologies, Inc. *	1,976	569,740

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2021

Security	Shares	Value
COMMON STOCKS - 97.7% (Continued)
RETAIL - CONSUMER STAPLES - 0.6%
Ollie’s Bargain Outlet Holdings, Inc. *	4,413	$418,043

RETAIL - DISCRETIONARY - 2.5%
American Eagle Outfitters, Inc.	38,661	877,218
Freshpet, Inc. *	2,532	352,733
Vroom, Inc. *	16,141	594,473
		1,824,424
SEMICONDUCTORS - 7.6%
Axcelis Technologies, Inc. *	9,470	324,253
Brooks Automation, Inc.	13,473	1,020,714
Cree, Inc. *	9,640	974,411
Diodes, Inc. *	6,626	468,988
FormFactor, Inc. *	17,361	709,544
Lattice Semiconductor Corporation *	15,927	638,832
Semtech Corporation *	8,460	600,237
Silicon Laboratories, Inc. *	5,642	740,061
		5,477,040
SOFTWARE - 16.2%
1Life Healthcare, Inc. *	18,186	920,212
Appfolio, Inc. *	2,427	370,870
Bandwidth, Inc. *	4,441	791,120
Blackline, Inc. *	5,828	755,425
Coupa Software, Inc. *	2,057	637,403
Elastic N.V. *	5,220	793,231
Five9, Inc. *	3,719	618,284
Intelligent Systems Corporation *	14,501	587,145
LivePerson, Inc. *	9,610	608,890
MongoDB, Inc. *	1,377	508,953
Oak Street Health, Inc. *	13,124	680,742
Omnicell, Inc. *	5,388	634,706
Ontrak, Inc. * ^	5,181	410,801
PROS Holdings, Inc. *	14,499	610,988
Q2 Holdings, Inc. *	5,742	734,919
Schrodinger, Inc. *	9,143	825,887
Tenable Holdings, Inc. *	12,860	636,441
Workiva, Inc. *	5,065	493,686
		11,619,703
TECHNOLOGY HARDWARE - 4.1%
Cubic Corporation	10,084	616,939
Fabrinet *	10,055	793,742
Kornit Digital Ltd. *	7,451	675,321
PagerDuty, Inc. *	17,567	856,040
		2,942,042
TECHNOLOGY SERVICES - 4.9%
Endava plc - ADR *	8,385	662,918
MAXIMUS, Inc.	11,404	855,984
MSCI, Inc.	1,472	581,882
Telos Corporation *	18,152	640,766
WNS Holdings Ltd. - ADR *	11,257	756,245
		3,497,795
TRANSPORTATION & LOGISTICS - 4.1%
Air Transport Services Group, Inc. *	24,097	612,305
Allegiant Travel Company	3,494	634,126
CryoPort, Inc. *	8,472	577,790
Marten Transport Ltd.	33,745	534,858
Saia, Inc. *	3,429	606,076
		2,965,155
TOTAL COMMON STOCKS (Cost - $45,303,829)		70,307,277

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2021

Security	Shares	Interest Rate %		Value
COLLATERAL FOR SECURITIES LOANED - 1.4%
HSBC US Government Money Market Fund - Class I #	1,012,882	0.03	+	1,012,882
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,012,882)

TOTAL INVESTMENTS - 99.1% (Cost - $46,316,711)				$71,320,159
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%				629,842
TOTAL NET ASSETS - 100.00%				$71,950,001

ADR - American Depositary Receipt.

PLC - Public Limited Company

^	All or a portion of these securities are on loan. Total loaned securities had a value of $992,876 at January 31, 2021.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of January 31, 2021.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value

	CLOSED END FUND — 1.0%
	MIXED ALLOCATION - 1.0%
136,545	Vietnam Enterprise Investments Ltd.(a)	$1,071,376

	TOTAL CLOSED END FUND (Cost $861,698)	1,071,376

	COMMON STOCKS — 97.4%
	AUTOMOTIVE - 2.5%
545,000	Geely Automobile Holdings Ltd.	1,975,357
23,651	Hankook Tire & Technology Company Ltd.	867,034
		2,842,391
	BANKING - 10.7%
272,290	Banco Bradesco S.A. - ADR(b)	1,236,197
428,600	Bank Central Asia Tbk P.T.	1,030,839
239,000	China Merchants Bank Company Ltd., H Shares	1,830,090
53,600	ICICI Bank Ltd. - ADR	809,360
152,100	Itau Unibanco Holding S.A. - ADR	793,962
395,000	Kasikornbank PCL - ADR	1,667,739
34,754	KB Financial Group, Inc.	1,254,802
323,500	Ping An Bank Company Ltd.	1,153,484
1,127,500	Public Bank Bhd	1,166,390
39,012	Sberbank of Russia PJSC - ADR	536,805
96,584	Sberbank of Russia PJSC	303,326
81,660	Security Bank Corporation	220,126
		12,003,120
	BEVERAGES - 1.9%
207,500	Budweiser Brewing Company APAC Ltd.	693,700
117,440	Varun Beverages Ltd.	1,443,258
		2,136,958
	CHEMICALS - 2.3%
1,906,200	AKR Corporindo Tbk P.T.	383,973
2,725	LG Chem Ltd.	2,222,654
		2,606,627
	CONSTRUCTION MATERIALS - 1.7%
204,500	Anhui Conch Cement Company Ltd., H Shares	1,208,057
951,900	Semen Indonesia Persero Tbk P.T.	717,234
		1,925,291

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	COMMON STOCKS — 97.4% (Continued)
	CONSUMER SERVICES - 1.2%
653,000	China Education Group Holdings Ltd.	$1,370,007

	E-COMMERCE DISCRETIONARY - 5.4%
186,900	Alibaba Group Holding Ltd.(a)	5,930,725

	ENGINEERING & CONSTRUCTION - 2.2%
37,539	Larsen & Toubro Ltd. - ADR	684,711
50,319	Larsen & Toubro Ltd.	917,380
62,884	Mytilineos S.A.	916,597
		2,518,688
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
123,700	B3 S.A. - Brasil Bolsa Balcao	1,356,684

	INSURANCE - 3.6%
130,200	AIA Group Ltd.	1,569,668
205,500	Ping An Insurance Group Company of China Ltd., H Shares	2,420,148
		3,989,816
	INTERNET MEDIA & SERVICES - 11.5%
44,400	Dada Nexus Ltd. - ADR(a),(b)	1,835,496
6,830	Naspers Ltd., N Shares	1,587,589
4,316	NAVER Corporation	1,316,946
79,600	Tencent Holdings Ltd.	7,092,075
16,900	Yandex N.V., Class A(a),(b)	1,058,616
		12,890,722
	LEISURE FACILITIES & SERVICES - 2.9%
1,199,165	Lemon Tree Hotels Ltd.(a)	677,387
879,800	Minor International PCL - ADR	726,348
86,437	OPAP S.A.	1,059,356
436,800	Wynn Macau Ltd.	691,999
		3,155,090
	LEISURE PRODUCTS - 0.8%
89,000	Giant Manufacturing Company Ltd.	863,510

	MACHINERY - 2.6%
33,000	Airtac International Group	1,174,113

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	COMMON STOCKS — 97.4% (Continued)
	MACHINERY - 2.6% (Continued)
266,390	Sany Heavy Industry Company Ltd., Class A	$1,660,651
		2,834,764
	METALS & MINING - 4.2%
316,000	Grupo Mexico S.A.B. de C.V. - Series B	1,382,378
323,417	Hindalco Industries Ltd.	995,328
718,000	Jiangxi Copper Company Ltd., H Shares	1,179,464
3,336	MMC Norilsk Nickel PJSC	1,077,197
		4,634,367
	OIL & GAS PRODUCERS - 0.4%
391,900	PTT PCL - ADR	491,656

	REAL ESTATE OWNERS & DEVELOPERS - 2.2%
72,527	Godrej Properties Ltd.(a)	1,245,315
164,000	Multiplan Empreendimentos Imobiliarios S.A.	639,509
892,000	Powerlong Real Estate Holdings Ltd.	581,762
		2,466,586
	REAL ESTATE SERVICES - 0.8%
260,200	ESR Cayman Ltd.(a)	927,202

	RENEWABLE ENERGY - 2.5%
22,700	Contemporary Amperex Technology Company Ltd.	1,228,519
93,900	LONGi Green Energy Technology Company Ltd., Class A	1,553,982
		2,782,501
	RETAIL - CONSUMER STAPLES - 2.9%
510,000	Alibaba Health Information Technology Ltd.(a)	1,589,840
266,700	Atacadao S.A.	930,562
10,176	Magnit PJSC	660,463
		3,180,865
	RETAIL - DISCRETIONARY - 3.6%
1,264,200	Astra International Tbk P.T.	547,815
1,279,600	Home Product Center PCL	583,513
116,500	Li Ning Company Ltd.	725,717
95,100	Localiza Rent a Car S.A.	1,111,293
140,370	Lojas Renner S.A.	1,072,620
		4,040,958

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	COMMON STOCKS — 97.4% (Continued)
	SEMICONDUCTORS - 13.2%
9,500	ACM Research, Inc., Class A(a)	$855,000
67,000	MediaTek, Inc.	2,092,656
53,000	Realtek Semiconductor Corporation	852,591
21,107	SK Hynix, Inc.	2,304,474
358,000	Taiwan Semiconductor Manufacturing Company Ltd.	7,565,755
9,200	Taiwan Semiconductor Manufacturing Company Ltd. - ADR(b)	1,117,984
		14,788,460
	SOFTWARE - 1.5%
59,800	Glodon Company Ltd.	765,489
222,000	Kingdee International Software Group Company Ltd.	889,213
		1,654,702
	SPECIALTY FINANCE - 2.7%
91,007	Housing Development Finance Corp Ltd.	2,959,266

	TECHNOLOGY HARDWARE - 6.2%
48,848	Samsung Electronics Company Ltd.	3,571,133
32,043	Samsung Electronics Company Ltd.	2,089,761
48,800	Sunny Optical Technology Group Company Ltd.	1,274,750
		6,935,644
	TELECOMMUNICATIONS - 2.7%
56,200	21Vianet Group, Inc. - ADR(a),(b)	2,120,426
105,817	Bharti Airtel Ltd.	801,358
		2,921,785
	TRANSPORTATION & LOGISTICS - 3.0%
110,300	International Container Terminal Services, Inc.	271,593
131,676	Spring Airlines Company Ltd.	1,198,534
30,321	Wizz Air Holdings plc(a)	1,813,256
		3,283,383
	TRANSPORTATION EQUIPMENT - 1.0%
30,410	Eicher Motors Ltd.	1,141,142

	TOTAL COMMON STOCKS (Cost $76,491,875)	108,632,909

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value

	WARRANT — 0.0%(c)
	LEISURE FACILITIES & SERVICES - 0.0% (c)
26,977	Minor International PCL (Thailand)	$6,347
51,085	Minor International PCL (Thailand)	525
	TOTAL WARRANT (Cost $867)	6,872

	COLLATERAL FOR SECURITIES LOANED – 4.7%
5,279,545	Mount Vernon Prime Portfolio, 0.15% (Cost $5,279,545)(d),(e)	5,279,545

	TOTAL INVESTMENTS - 103.1% (Cost $82,633,985)	$114,990,702
	LIABILITIES IN EXCESS OF OTHER ASSETS – (3.1)%	(3,468,452)
	NET ASSETS - 100.0%	$111,522,250

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,875,103 at January 31, 2021.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of January 31, 2021.

(e)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7%
	ADVERTISING & MARKETING - 0.1%
2,563	WPP plc - ADR	133,122

	AEROSPACE & DEFENSE - 0.2%
330	Dassault Aviation S.A. (a)	344,453

	APPAREL & TEXTILE PRODUCTS - 0.5%
11,300	Gildan Activewear, Inc.	281,596
13,957	Gildan Activewear, Inc.	349,075
92,000	Pou Chen Corporation	91,816
2,000	Teijin Ltd.	36,606
		759,093
	ASSET MANAGEMENT - 0.5%
64,581	Grupo de Inversiones Suramericana S.A.	371,663
7,753	Magellan Financial Group Ltd.	282,794
20,935	Melrose Industries plc (a)	47,988
		702,445
	AUTOMOTIVE - 7.7%
26,600	Aisin Seiki Company Ltd.	817,969
8,860	Bayerische Motoren Werke A.G.	578,882
7,424	Continental A.G.	1,040,175
1,700	Ferrari N.V.	353,906
7,314	Hankook Tire & Technology Company Ltd. (a)	268,128
23,900	Honda Motor Company Ltd. – ADR (e)	632,872
923	Hyundai Motor Company	188,192
6,461	Hyundai Motor Company	575,059
2,828	Kia Motors Corporation	207,259
12,282	Magna International, Inc.	862,811
58,500	Mitsubishi Motors Corporation (a)	133,066
77,900	Nissan Motor Company Ltd. (a)	401,822
3,193	Porsche Automobil Holding S.E.	222,016
30,650	Porsche Automobil Holding S.E. - ADR	215,470
15,100	Renault S.A. (a)	642,896
11,374	Schaeffler A.G., Preferred Shares	89,985
60,512	Stellantis N.V.	921,156
3,900	Sumitomo Rubber Industries Ltd.	35,909
25,200	Suzuki Motor Corporation	1,137,770
121,994	Tofas Turk Otomobil Fabrikasi A/S (a)	602,339
13,233	Volkswagen A.G. – ADR (e)	279,613

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7% (Continued)
1,732	Volkswagen A.G.	327,800
162,600	Weifu High-Technology Group Company Ltd.	304,129
30,600	Yamaha Motor Company Ltd.	675,398
		11,514,622
	BANKING - 3.3%
134,695	Akbank T.A.S. (a)	116,856
31,712	BNK Financial Group, Inc. (a)	155,769
1	Haci Omer Sabanci Holding A/S	1
10,225	Hana Financial Group, Inc.	298,104
449,900	Mebuki Financial Group, Inc.	871,463
550,580	Sberbank of Russia PJSC	1,873,462
228,700	Siam Commercial Bank PCL (The)	716,849
1	Turkiye Is Bankasi A/S (a)	1
1,915,580,000	VTB Bank PJSC	926,300
		4,958,805
	BEVERAGES - 0.3%
18,100	Kirin Holdings Company Ltd.	389,228

	BIOTECH & PHARMA - 3.8%
21,360	AstraZeneca plc – ADR (e)	1,080,816
10,390	Novo Nordisk A/S, Class B (a)	724,633
18,200	Ono Pharmaceutical Company Ltd.	543,513
8,606	Roche Holding A.G.	2,973,875
4,137	Sanofi	389,511
		5,712,348
	CHEMICALS - 8.7%
3,933	Chr Hansen Holding A/S (a)	356,198
46,318	Clariant A.G. (a)	985,344
20,889	Covestro A.G.	1,420,609
29,100	Daicel Corporation	221,473
6,516	Evonik Industries A.G.	214,511
38	Givaudan S.A.	153,291
6,809	Hanwha Solutions Corporation (a)(g)	302,933
20,163	Huabao Flavours & Fragrances Company Ltd.	148,913
8,100	Kaneka Corporation	291,035
475	KCC Corporation	84,177

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7% (Continued)
	CHEMICALS - 8.7% (Continued)
482	LG Chem Ltd.	200,911
27,300	Mitsubishi Gas Chemical Company, Inc.	624,949
23,900	Mitsui Chemicals, Inc.	685,175
98,285	National Industrialization Company,(a)	352,683
39,700	Nippon Sanso Holdings Corporation	765,668
3,200	Nitto Denko Corporation	290,194
16,600	Nutrien Ltd.	816,222
10,128	PhosAgro PJSC	489,205
14,171	Sasol Ltd. (a)	153,490
26,739	Saudi Arabian Fertilizer Company	660,346
30,326	Saudi Industrial Investment Group	207,861
6,800	Shin-Etsu Chemical Company Ltd.	1,184,300
16,400	Sinopec Shanghai Petrochemical Company Ltd. - ADR	359,488
298,300	Tangshan Sanyou Chemical Industries Company Ltd., Advisor Class	541,683
42,700	Toray Industries, Inc.	278,739
608,200	Xinjiang Zhongtai Chemical Company Ltd.	764,252
38,900	Zhejiang Juhua Company Ltd.	52,950
257,600	Zhejiang Runtu Company Ltd.	387,899
		12,994,499
	COMMERCIAL SUPPORT SERVICES - 0.8%
6,877	Adecco Group A.G.	430,130
43,600	Persol Holdings Company Ltd.	818,138
		1,248,268
	CONSTRUCTION MATERIALS - 0.9%
8,700	Cie de Saint-Gobain – ADR (a)	86,739
619,000	CSG Holding Company Ltd.	227,929
100,600	Guangdong Tapai Group Company Ltd.	176,779
8,410	James Hardie Industries plc – ADR (a) ,(e)	234,723
304	ROCKWOOL International A/S (a)	114,808
10,281	Saudi Cement Company	181,065
10,500	Taiheiyo Cement Corporation	261,544
8,762	Titan Cement International S.A.	153,568
		1,437,155
	CONTAINERS & PACKAGING - 0.1%
123,000	Klabin S.A.	123,907

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
2,940	Doosan Company Ltd. (a)	104,292
21,200	Hitachi Ltd.	873,758
18,800	Kawasaki Heavy Industries Ltd. (a)	399,704
5,000	Mitsubishi Heavy Industries Ltd.	143,685
7,800	Omron Corporation	691,383
		2,212,822
	E-COMMERCE DISCRETIONARY - 0.8%
13,924	Farfetch Ltd.(a)	852,706
4,900	Rakuten, Inc. (a)	48,252
26,500	Rakuten, Inc. – ADR (a)	262,350
		1,163,308
	ELECTRIC UTILITIES - 2.9%
34,000	Chubu Electric Power Company, Inc.	416,622
30,600	Cia Paranaense de Energia	351,131
5,492	EDP Renovaveis S.A.	150,571
201,825	Enel SpA	2,003,928
32,500	Engie Brasil Energia S.A.	256,857
270,000	Huadian Power International Corp Ltd.	68,792
61,100	Kansai Electric Power Company, Inc. (The)	599,335
29,500	Tokyo Electric Power Company Holdings, Inc.,(a)	113,213
9,154	Uniper S.E. (a)	320,915
		4,281,364
	ELECTRICAL EQUIPMENT - 0.2%
151,700	Xuji Electric Company Ltd.	305,341

	ENGINEERING & CONSTRUCTION - 0.7%
1,061	DL Holdings Company Ltd. (a)	35,020
1	Enka Insaat ve Sanayi A/S	1
11,971	GS Engineering & Construction Corporation (a)	407,657
74,500	Long Yuan Construction Group Company Ltd.	58,474
680,500	Sichuan Road & Bridge Company Ltd.	488,892
118,509	Tus Environmental Science And Technology,(a)	102,836
		1,092,880

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7% (Continued)
	ENTERTAINMENT CONTENT - 1.2%
538,600	Beijing Jetsen Technology Company Ltd.,(a)	249,856
6,853	Sea Ltd. - ADR(a) (e)	1,485,114
		1,734,970
	FOOD - 0.2%
16,716	Almarai Company JSC	239,855
362	CJ CheilJedang Corporation (a)	66,177
		306,032
	GAS & WATER UTILITIES - 0.3%
3,974,200	Perusahaan Gas Negara Tbk P.T.	378,669

	HEALTH CARE FACILITIES & SERVICES - 0.3%
3,115	Dr Sulaiman Al Habib Medical Services Group	95,651
455	Lonza Group A.G.	290,984
		386,635
	HOME & OFFICE PRODUCTS - 0.4%
64,164	Arcelik A/S (a)	289,399
2,254	Coway Company Ltd. (a)	139,984
1,800	Rinnai Corporation	188,097
		617,480
	HOUSEHOLD PRODUCTS – 1.0%
2,256	Amorepacific Corporation (a)	163,806
2,344	AMOREPACIFIC Group (a)	123,428
236	LG Household & Health Care Ltd.	147,722
24,900	Lion Corporation	569,384
3,100	Unicharm Corporation	139,100
4,648	Unilever plc	271,373
		1,414,813
	INDUSTRIAL INTERMEDIATE PROD - 0.8%
172,100	Anhui Zhongding Sealing Parts Company Ltd.	263,648
1,330	DL E&C Company Ltd.(a)	85,964
135,100	Hartalega Holdings Bhd	428,711
41,300	NSK Ltd.	374,635
		1,152,958

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
35,500	B3 S.A. - Brasil Bolsa Balcao	389,348
25,961	Computershare Ltd.	284,470
51,300	Daiwa Securities Group, Inc.	244,276
268,400	Haitong Securities Company Ltd.	238,281
65,478	Mirae Asset Daewoo Company Ltd. (a)	257,660
111,000	Nomura Holdings, Inc.	587,586
182,400	Orient Securities Company Ltd.	128,340
32,300	Zhongtai Securities Company Ltd.(a)	72,541
		2,202,502
	INSURANCE - 1.4%
128,204	Aegon N.V.	532,159
108,800	COFCO Capital Holdings Company Ltd.	141,321
12,423	Hanwha Corporation (a)	355,862
5,255	Hanwha Corporation (a)	67,162
8,900	MS&AD Insurance Group Holdings, Inc.	256,188
7,520	NN Group N.V.	313,568
11,816	Talanx A.G.	441,755
		2,108,015
	INTERNET MEDIA & SERVICES - 1.0%
6,400	M3, Inc.	538,615
804	NAVER Corporation	245,326
386	Shopify, Inc., Class A(a)	421,305
300	Shopify, Inc., Class A(a)	329,577
		1,534,823
	LEISURE FACILITIES & SERVICES - 0.8%
24,953	Aristocrat Leisure Ltd.	590,146
995	Evolution Gaming Group A.B.	97,126
5,711	Melco Resorts & Entertainment Ltd. - ADR	91,319
1,700	Oriental Land Company Ltd.	266,196
5,300	Wynn Macau Ltd. - ADR(a)	84,217
		1,129,004
	LEISURE PRODUCTS - 0.2%
34,000	Giant Manufacturing Company Ltd.	329,880

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7% (Continued)
	MACHINERY - 2.1%
35,259	CNH Industrial N.V. (a)	449,785
7,034	GEA Group A.G.	243,309
3,742	KION Group A.G.	323,445
13,100	Kurita Water Industries Ltd.	531,986
7,139	Techtronic Industries Company Ltd. - ADR	537,210
7,000	Techtronic Industries Company Ltd.	104,561
460,500	Tian Di Science & Technology Company Ltd.	206,143
42,400	WEG S.A.	650,783
4,500	Yokogawa Electric Corporation	97,329
		3,144,551
	MEDICAL EQUIPMENT & DEVICES - 2.9%
4,268	Coloplast A/S - Series B (a)	637,762
7,200	Hoya Corporation	921,709
13,908	Koninklijke Philips N.V. (a)	758,957
28,600	Olympus Corporation	517,357
27,710	Smith & Nephew plc	584,700
1,809	Sonova Holding A.G. (a)	436,966
12,300	Terumo Corporation	478,276
8,100	Top Glove Corp Bhd - ADR	57,915
		4,393,642
	METALS & MINING - 9.3%
31,822	Anglo American plc	1,049,066
13,240	AngloGold Ashanti Ltd. – ADR (e)	310,610
73,406	BHP Group Ltd.	2,457,626
36,022	BHP Group plc	989,393
1,777	BHP Group plc – ADR (e)	97,060
41,287	Cia de Minas Buenaventura S.A.A – ADR (a)	420,302
10,400	First Quantum Minerals Ltd.	173,313
27,372	First Quantum Minerals Ltd.	456,396
206,824	Glencore plc (a)	691,942
15,916	Glencore plc – ADR (a)	105,841
116,629	Huaibei Mining Holdings Company Ltd.	180,246
112,600	Jinduicheng Molybdenum Company Ltd.	96,245
4,100	Mitsubishi Materials Corporation	87,157
1,316	MMC Norilsk Nickel PJSC	424,938

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7% (Continued)
	METALS & MINING - 9.3% (Continued)
3,591	MMC Norilsk Nickel PJSC - ADR	115,738
39,026	Northam Platinum Ltd.,(a)	487,171
992	Polyus PJSC	189,337
9,035	Rio Tinto Ltd.	759,189
4,296	Rio Tinto plc	326,651
9,616	Rio Tinto plc – ADR (e)	734,855
121,380	Sibanye Stillwater Ltd.	462,999
27,683	South32 Ltd.	53,601
4,590	South32 Ltd. - ADR	44,615
11,689	Southern Copper Corporation	776,266
1,300	Sumitomo Metal Mining Company Ltd.	56,392
36,900	Teck Resources Ltd., Class B	674,532
19,452	Teck Resources Ltd., Class B	355,708
63,900	Vale S.A.	1,031,108
187,100	Yunnan Tin Company Ltd.,(a)	354,663
		13,962,960
	OIL & GAS PRODUCERS - 8.2%
40,660	BP plc - ADR	903,465
1,550,000	China Petroleum & Chemical Corporation, H Shares	733,996
17,700	ENEOS Holdings, Inc.	71,768
32,540	Eni SpA – ADR (e)	655,681
13,665	Eni SpA	138,181
409,190	Gazprom PJSC	1,153,468
58,300	Idemitsu Kosan Company Ltd.	1,369,769
92,035	KOC Holding A/S	252,677
24,250	LUKOIL PJSC	1,729,133
25,833	Motor Oil Hellas Corinth Refineries S.A.	363,532
9,000	OMV A.G.	378,077
7,492	PetroChina Company Ltd. – ADR (e)	227,907
146,500	PetroChina Company Ltd.	92,580
177,700	Petroleo Brasileiro S.A.	872,267
38,400	PTT Exploration & Production PCL	131,858
56,314	Rabigh Refining & Petrochemical Company,(a)	209,818
15,000	Repsol S.A. - ADR	147,450
18,394	Repsol S.A.	180,898

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7% (Continued)
	OIL & GAS PRODUCERS - 8.2% (Continued)
142,310	Rosneft Oil Company PJSC	890,350
63,742	Royal Dutch Shell plc, Class A	1,181,787
196,688	Shandong Xinchao Energy Corp Ltd.,(a)	42,549
1,345,800	Surgutneftegas PJSC	595,457
		12,322,668
	OIL & GAS SERVICES & EQUIPMENT - 0.0%(b)
608,000	Sinopec Oilfield Service Corporation,(a)	46,898

	PUBLISHING & BROADCASTING - 0.0%(b)
5,500	Fuji Media Holdings, Inc.	63,874

	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
923,012	Emaar Malls PJSC (a)	453,686
37,000	Hang Lung Group Ltd.	93,571
21,900	Swire Pacific Ltd. - ADR	138,408
		685,665
	RENEWABLE ENERGY - 0.2%
5,490	Siemens Gamesa Renewable Energy S.A.	225,471

	RETAIL - CONSUMER STAPLES - 1.0%
63,578	BIM Birlesik Magazalar A/S (a)	627,299
77,648	CK Hutchison Holdings Ltd. - ADR	533,830
3,577	Magnit PJSC	232,162
4,800	Welcia Holdings Company Ltd.	162,694
		1,555,985
	RETAIL - DISCRETIONARY - 0.9%
3,385	CJ ENM Company Ltd. (a)	461,514
4,585	JUMBO S.A.	71,904
47,089	Kingfisher plc (a)	179,157
18,100	Lao Feng Xiang Company Ltd.	51,567
3,800	USS Company Ltd.	74,864
12,057	Wesfarmers Ltd.	502,443
		1,341,449
	SEMICONDUCTORS - 10.5%
4,900	Advantest Corporation	387,418

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7% (Continued)
	SEMICONDUCTORS - 10.5% (Continued)
5,709	ASML Holding N.V.	3,051,164
1,086	ASML Holding N.V. – ADR (e)	580,098
89,099	Hoshine Silicon Industry Company Ltd.	609,178
23,714	Infineon Technologies A.G.	951,126
40,500	Renesas Electronics Corporation,(a)	462,384
1,935	Silicon Motion Technology Corporation - ADR	95,608
14,214	SK Hynix, Inc.	1,551,891
2,238	STMicroelectronics N.V.	89,778
3,739	STMicroelectronics N.V.	150,058
23,921	STMicroelectronics N.V. – ADR (e)	955,644
35,000	Taiwan Semiconductor Manufacturing Company Ltd.	739,669
32,394	Taiwan Semiconductor Manufacturing Company Ltd. – ADR (e)	3,936,518
800	Tokyo Electron Ltd.	304,348
4,100	Tokyo Electron Ltd. - ADR	391,345
768,000	United Microelectronics Corporation	1,376,075
		15,632,302
	SOFTWARE - 3.2%
1,376	Atlassian Corp plc, Class A(a)	318,035
2,081	Check Point Software Technologies Ltd.(a)	265,827
100	Constellation Software, Inc.	121,945
20,549	Micro Focus International plc (a)	124,202
22,900	Montnets Cloud Technology Group Company Ltd.,(a)	54,580
11,102	Nemetschek S.E.	782,475
8,800	Open Text Corporation (e)	394,152
3,200	Oracle Corp Japan	377,198
16,965	Sage Group plc (The)	136,907
9,473	SAP S.E.	1,203,348
37,100	Shenzhen Infogem Technologies Company Ltd.(a)	89,007
3,691	Temenos A.G.	466,672
186	Topicus.com, Inc.(a)(g)	700
149,480	Xiamen Meiya Pico Information Company Ltd.	433,963
		4,769,011
	STEEL - 2.5%
484,242	Angang Steel Company Ltd.	214,591
69,040	ArcelorMittal S.A.(a)	1,513,614

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7% (Continued)
	STEEL - 2.5% (Continued)
72,608	Eregli Demir ve Celik Fabrikalari TAS	142,243
30,700	Gerdau S.A.	110,997
8,272	Hyundai Steel Company	286,197
251,984	Iskenderun Demir ve Celik A/S	389,073
614,900	Magnitogorsk Iron & Steel Works PJSC	420,254
4,700	Nippon Steel Corporation (a)	54,318
71,280	Novolipetskiy Metallurgicheskiy Kombinat PAO	197,810
383	POSCO	84,071
18,151	Tenaris S.A. – ADR (e)	280,614
		3,693,782
	TECHNOLOGY HARDWARE - 9.2%
523,000	AU Optronics Corporation (a)	275,013
10,100	Brother Industries Ltd.	225,323
9,900	Canon, Inc.	219,108
13,600	Casio Computer Company Ltd.	240,386
103,000	Chicony Electronics Company Ltd.	317,621
4,700	Ibiden Company Ltd.	218,200
36,416	LG Display Company Ltd. (a), (e)	707,888
2,286	LG Electronics, Inc.	312,093
8,191	LG Electronics, Inc.	575,556
66,300	Nikon Corporation	528,626
2,900	Nintendo Company Ltd.	1,670,140
113,676	Nokia OYJ – ADR (a), (e)	518,363
20,218	Nokia OYJ (a)	97,268
89,200	Panasonic Corporation	1,158,569
161	Samsung Electro-Mechanics Company Ltd.	19,811
94	Samsung Electronics Company Ltd. - ADR	172,960
8,550	Samsung Electronics Company Ltd.	557,609
63,719	Samsung Electronics Company Ltd.	4,658,306
305	Samsung Electronics Company Ltd. 144A - ADR(c)	501,420
41,194	Shenzhen Everwin Precision Technology Company Ltd.	166,158
44,643	Telefonaktiebolaget LM Ericsson, B Shares (a)	563,858
		13,704,276
	TECHNOLOGY SERVICES - 1.7%
8,600	Adyen N.V. - ADR(a)	360,082

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	COMMON STOCKS — 97.7% (Continued)
	TECHNOLOGY SERVICES - 1.7% (Continued)
11,174	Experian plc	391,430
3,600	Fujitsu Ltd.	549,622
2,800	NEC Corporation	152,417
32,611	Nexi SpA,(a)	579,201
12,700	Nomura Research Institute Ltd.	427,996
1,876	Wolters Kluwer N.V.	156,051
		2,616,799
	TELECOMMUNICATIONS - 1.9%
8,207	Elisa OYJ	489,163
221,340	Mobile TeleSystems PJSC	964,637
29,600	Nippon Telegraph & Telephone Corporation	740,170
266,852	Turkcell Iletisim Hizmetleri A/S	585,865
		2,779,835
	TRANSPORTATION & LOGISTICS - 0.5%
200,000	Air China Ltd., H Shares	138,384
1,399	CJ Logistics Corporation,(a)	209,754
318,500	CMST Development Company Ltd.(a)	218,349
4,900	Kyushu Railway Company	102,954
29,363	Pan Ocean Company Ltd.(a)	119,406
1	Turk Hava Yollari AO(a)	2
		788,849
	TRANSPORTATION EQUIPMENT - 0.4%
7,410	Samsung Heavy Industries Company Ltd.(a)	41,106
19,019	Traton S.E.	521,126
		562,232
	WHOLESALE - CONSUMER STAPLES - 0.1%
29,500	Marubeni Corporation	196,101

	WHOLESALE - DISCRETIONARY - 0.6%
21,700	Toyota Tsusho Corporation	847,998

	TOTAL COMMON STOCKS (Cost $115,898,204)	146,003,789

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value ($)
	EXCHANGE-TRADED FUNDS — 1.1%
	EQUITY - 1.1%
26,769	Global X MSCI Argentina ETF	772,492
10,300	iShares MSCI EAFE ETF	745,617
1,700	iShares MSCI Eurozone ETF	73,627
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,482,256)	1,591,736

	RIGHT — 0.0%(b)
	CHEMICALS - 0.0% (b)
1,066	Hanwha Solutions Corporation (Korea, Republic Of) (a) (Cost $4,147)	4,638

	WARRANT — 0.0%(b)
	CHEMICALS - 0.0% (b)
178,610	Barito Pacific Tbk P.T. (a)(g) (Indonesia) (Cost $0)	12,412
	COLLATERAL FOR SECURITIES LOANED — 8.3%

12,434,046	Mount Vernon Prime Portfolio, 0.15% (Cost $12,434,046) (d) (f)	12,434,046

	TOTAL INVESTMENTS – 107.1% (Cost $129,818,653)	$160,046,621
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1) %	1,289,214
	NET ASSETS - 100.0%	$149,465,200

ADR - American Depositary Receipt

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021 the total market value of 144A securities is 501,420 or 0.3%

(d)	Rate disclosed is the seven day effective yield as of January 31, 2021.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $11,820,778 at January 31, 2021.

(f)	The Trust’s securities lending policies and procedures require that the borrower. (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(g)	Illiquid Holding

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares				Value
	EXCHANGE-TRADED FUNDS — 41.3%
	COMMODITY - 3.1%
25,743	iShares Commodities Select Strategy ETF			$708,962

	EQUITY - 30.7%
37,060	iShares Currency Hedged MSCI Germany ETF			1,078,817
9,000	iShares MSCI Emerging Markets ETF(a)			479,790
14,917	SPDR S&P 500 ETF Trust(a)			5,520,334
				7,078,941
	FIXED INCOME - 7.5%
15,920	SPDR Bloomberg Barclays High Yield Bond ETF(a)			1,725,728

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,738,088)			9,513,631

Principal
Amount ($)		Interest Rate %	Maturity
	U.S. GOVERNMENT & AGENCIES — 39.4%
	U.S. TREASURY BILLS — 39.4%
697,000	United States Treasury Bill(b)	0.0393	02/25/21	696,981
8,390,000	United States Treasury Bill	0.0514	03/18/21	8,389,450
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,086,161)			9,086,431

Shares
	SHORT-TERM INVESTMENTS — 9.3%
	MONEY MARKET FUNDS - 9.3%
2,151,307	Morgan Stanley Institutional Liquidity Funds -, Institutional Class, 0.03% (Cost $2,151,307)(c)			2,151,307

	COLLATERAL FOR SECURITIES LOANED - 32.0%
7,371,086	Mount Vernon Prime Portfolio, 0.15% (Cost $7,371,086)(c,d)			7,371,086

Contracts(e)		Counterparty	Expiration Date		Exercise Price	Notional Value
	OPTIONS PURCHASED - 5.8%
	CALL OPTIONS PURCHASED - 5.7%
6	S&P500 E-MINI Option, Maturing June 2021	Goldman Sachs	03/19/2021	US	$3,820	$1,146,000	22,260
6	S&P500 E-MINI Option, Maturing June 2021	Goldman Sachs	03/19/2021	US	$3,870	1,161,000	15,780
91	US 10 Year Future, Maturing June 2021	Goldman Sachs	03/19/2021	US	$123	12,469,821	1,276,848
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,378,544)						1,314,888

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Contracts(e)		Counterparty	Expiration Date		Exercise Price	Notional Value	Value

	PUT OPTIONS PURCHASED - 0.1%
18	EURO-BUND Option, Maturing June 2021(f)	Goldman Sachs	03/19/2021	EUR	$200	$3,190,500	$21,605
	TOTAL PUT OPTIONS PURCHASED (Cost - $0)

	TOTAL OPTIONS PURCHASED (Cost - $1,378,544)						1,336,493

	TOTAL INVESTMENTS - 127.8% (Cost $26,725,186)						$29,458,948
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.8)%						(6,420,783)
	NET ASSETS - 100.0%						$23,038,165

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount	(Depreciation)
5	CBOT 10 Year US Treasury Note	03/22/2021	$685,155	$1,572
6	CME E-mini Russell 2000 Index Futures	03/19/2021	620,460	(1,965)
1	Eurex 10 Year Euro BUND Future	03/08/2021	215,341	154
3	Euronext CAC 40 Index Future	02/19/2021	196,668	(9,476)
16	FTSE 100 Index Future	03/19/2021	1,397,590	(61,516)
3	FTSE/MIB Index Future	03/19/2021	392,498	(14,486)
12	Montreal Exchange 10 Year Canadian Bond Future	03/22/2021	1,386,606	(1,017)
1	Montreal Exchange S&P/TSX 60 Index Future	03/18/2021	160,178	(4,500)
40	SFE 10 Year Australian Bond Future	03/15/2021	4,476,687	(31,189)
2	SFE S&P ASX Share Price Index 200 Future	03/18/2021	250,929	(4,833)
3	TSE TOPIX (Tokyo Price Index) Future	03/11/2021	516,930	(7,385)
	TOTAL FUTURES CONTRACTS			$(134,641)

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized Appreciation
Contracts	Open Short Futures Contracts	Expiration	Amount	(Depreciation)
1	Eurex DAX Index Future	03/19/2021	408,267	$14,724
2	Eurex Swiss Market New Index Future	03/19/2021	236,578	6,667
3	HKG Hang Seng Index Future	02/25/2021	547,838	20,677
20	Long Gilt Future	03/29/2021	3,682,101	4,565
3	MEFF Madrid IBEX 35 Index Future	02/19/2021	282,472	20,628
	TOTAL FUTURES CONTRACTS			$67,261

Contracts(d)		Counterparty	Expiration Date		Exercise Price	Notional Value	Value
	WRITTEN OPTIONS - (0.1)%
	PUT OPTIONS WRITTEN - (0.1)%
12	S&P500 E-MINI Option, Maturing March 2021	Goldman Sachs	02/26/2021	US	$3,350	$2,010,000	$20,100
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $17,318)

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,100,915 at January 31, 2021.

(b)	All of this security is segregated as collateral for futures contracts.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

(d)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	Security traded on Eurex exchange and trades like a future. Security trades with no upfront cost and is mark to market like a future.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund
January 31, 2021

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
TERM LOANS - 1.7%
LEISURE FACILITIES & SERVICES - 1.7%
Spectacle Gary Holdings, LLC	1 mo. LIBOR + 9.000%	$2,502,703	9.119	+	11/7/2025	$2,585,079
Spectacle Gary Holdings, LLC	1 mo. LIBOR + 9.000%	182,297	9.119	+	11/7/2025	188,298
TOTAL TERM LOANS (Cost - $2,580,790)						2,773,377

CORPORATE BONDS - 37.8%
APPAREL & TEXTILE PRODUCTS - 1.0%
PVH Corporation ^		1,360,000	4.625		7/10/2025	1,531,452

ASSET MANAGEMENT - 1.9%
Monroe Capital Corporation		3,000,000	4.750		2/15/2026	3,039,170

AUTOMOTIVE - 1.0%
Ford Motor Company ^		415,000	9.000		4/22/2025	505,248
General Motors Financial Company, Inc. ^	3 mo. LIBOR + 1.550%	1,010,000	1.784	+	1/14/2022	1,019,715
						1,524,963
BANKING - 4.2%
HSBC Holdings plc ^	5 Year Treasury + 3.649%	2,740,000	4.600	+	6/17/2169	2,784,525
JP Morgan Chase & Company	3 mo. LIBOR + 0.550%	2,005,000	0.760	+	2/1/2027	1,909,322
Wachovia Capital Trust II - 144A	3 mo. LIBOR + 0.500%	1,000,000	0.741	+	1/15/2027	963,780
Wells Fargo & Company		795,000	5.950		12/1/2086	1,097,372
						6,754,999
BIOTECHNOLOGY & PHARMACEUTICALS - 2.8%
AstraZeneca plc		1,350,000	6.450		9/15/2037	2,021,097
P&L Development, LLC / PLD Finance Corporation - 144A		1,500,000	7.750		11/15/2025	1,608,750
Royalty Pharma plc - 144A		755,000	1.750		9/2/2027	770,514
						4,400,361
CHEMICALS - 0.4%
TPC Group, Inc. - 144A		750,000	10.500		8/1/2024	712,732

CONSUMER SERVICES - 0.2%
WW International, Inc. - 144A		350,000	8.625		12/1/2025	365,066

CONTAINERS & PACKAGING - 1.1%
CCL Industries, Inc. - 144A		1,690,000	3.050		6/1/2030	1,818,168

DIVERSIFIED INDUSTRIALS - 0.5%
General Electric Company		90,000	5.875		1/14/2038	120,470
General Electric Company		530,000	4.250		5/1/2040	604,526
						724,996
E-COMMERCE DISCRETIONARY - 1.6%
MercadoLibre, Inc. ^		2,600,000	3.125		1/14/2031	2,614,664

FOOD - 2.6%
Cargill, Inc. - 144A		750,000	1.700		2/2/2031	750,421
Del Monte Foods, Inc. - 144A		1,250,000	11.875		5/15/2025	1,414,844
Kraft Heinz Foods Company		500,000	3.750		4/1/2030	537,114
Kraft Heinz Foods Company ^		525,000	5.000		6/4/2042	606,269
Smithfield Foods, Inc. - 144A		890,000	2.650		10/3/2021	897,592
						4,206,240
HEALTH CARE FACILITIES & SERVICES - 1.1%
CommonSpirit Health		1,500,000	4.187		10/1/2049	1,732,020

INSTITUTIONAL FINANCIAL SERVICES - 1.8%
Blackstone / GSO Secured Lending Fund - 144A ^		1,255,000	3.625		1/15/2026	1,291,808
Goldman Sachs Capital I ^		1,150,000	6.345		2/15/2034	1,609,761
						2,901,569
INSURANCE - 5.1%
Markel Corporation ^	5 Year Treasury + 5.662%	920,000	6.000	+	12/1/2068	1,011,430
Mutual of Omaha Insurance Company - 144A	3 mo. LIBOR + 2.640%	2,155,000	4.297	+	7/15/2054	2,255,206
Ohio National Financial Services, Inc. - 144A		1,980,000	5.550		1/24/2030	2,104,391
Pacific Life Insurance Company - 144A		1,000,000	9.250		6/15/2039	1,615,864
United Insurance Holdings Corporation		1,000,000	6.250		12/15/2027	1,064,761
						8,051,652

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund (Continued)
January 31, 2021

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS - 37.8% (Continued)
LEISURE FACILITIES & SERVICES - 1.9%
Enterprise Development Authority (The) - 144A		$725,000	12.000		7/15/2024	$817,437
Genting New York, LLC / GENNY Capital, Inc. - 144A		625,000	3.300		2/15/2026	630,415
Mohegan Gaming & Entertainment - 144A		1,650,000	8.000		2/1/2026	1,654,546
						3,102,398
METALS & MINING - 1.4%
First Quantum Minerals Ltd. - 144A ^		1,500,000	6.875		10/15/2027	1,619,895
Fresnillo plc - 144A		605,000	4.250		10/2/2050	645,157
						2,265,052
OIL & GAS PRODUCERS - 1.6%
WPX Energy, Inc. ^		2,385,000	5.750		6/1/2026	2,506,635

REITS - 2.1%
Agree, L.P. ^		1,390,000	2.900		10/1/2030	1,470,164
Scentre Group Trust 2 - 144A	5 Year Treasury + 4.379%	1,775,000	4.750	+	9/24/2080	1,832,815
						3,302,979
SEMICONDUCTORS - 1.0%
Broadcom, Inc. - 144A ^		1,550,000	3.500		2/15/2041	1,565,182

SPECIALTY FINANCE - 1.4%
Finance of America Funding, LLC - 144A		1,240,000	7.875		11/15/2025	1,240,000
GE Capital International Funding Company Unlimited Company ^		785,000	4.418		11/15/2035	918,761
						2,158,761
TELECOMMUNICATIONS - 1.8%
HC2 Holdings, Inc. - 144A		1,750,000	8.500		2/1/2026	1,756,562
Sprint Spectrum Company, LLC - 144A		930,000	5.152		3/20/2028	1,084,891
						2,841,453
TRANSPORTATION & LOGISTICS - 1.3%
United Airlines 2020-1 Class B Pass Through Trust		2,000,000	4.875		1/15/2026	2,047,840

TOTAL CORPORATE BONDS (Cost - $57,492,584)						60,168,352

		Shares
COMMON STOCK - 2.6%
INSURANCE - 1.3%
Assurant, Inc. *		79,925				2,113,217

REAL ESTATE SERVICES - 1.3%
UIRC-GSA International, LLC Series QIB - 144A * !		2,000				2,060,000

TELECOMMUNICATIONS - 0.0%
NII Holdings, Inc. - 144A * !		10,000				21,700

TOTAL COMMON STOCK (Cost - $4,055,855)						4,194,917

		Principal
		Amount
U.S. GOVERNMENT & AGENCIES - 47.5%
TREASURY BILLS - 39.4%
Treasury Bill ^		$20,855,000	0.031		2/18/2021	20,854,680
Treasury Bill		20,855,000	0.045		3/4/2021	20,854,192
Treasury Bill		20,850,000	0.051		4/8/2021	20,847,802
						62,556,674
TREASURY NOTES / BONDS - 8.1%
Treasury Note / Bond		2,500,000	0.375		12/31/2025	2,493,164
Treasury Note / Bond		8,420,000	0.875		11/15/2030	8,250,942
Treasury Note / Bond ^		2,420,000	1.375		8/15/2050	2,154,745
						12,898,851
TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $75,508,741)						75,455,525

		Shares
SHORT-TERM INVESTMENT - 7.3%
MONEY MARKET FUND - 7.3%
First American Government Obligations Fund - Class X		11,656,519	0.030	+		11,656,519
TOTAL SHORT-TERM INVESTMENT (Cost - $11,656,519)

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund (Continued)
January 31, 2021

		Interest
Security	Shares	Rate %		Value
COLLATERAL FOR SECURITIES LOANED - 23.0%
Mount Vernon Prime Portfolio #	36,486,735	0.150	+	$36,486,735
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $36,486,735)

TOTAL INVESTMENTS - 119.9% (Cost - $187,781,224)				$190,735,425
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.9)%				(31,710,397)
TOTAL NET ASSETS - 100.0%				$159,025,028

LIBOR - London Inter-Bank Offered Rate

LLC - Limited Liability Company

L.P. - Limited Partnership

Ltd. - Limited Company

plc - Public Limited Company

REITs - Real Estate Investment Trusts

*	Non-income producing security.

+	Variable rate security. Interest rate is as of January 31, 2021.

!	Fair Value estimated using fair value procedures adopted by Board of Trustees. Total value of such securities is $2,081,700 or 1.31% of net assets as of January 31, 2021.

144A-	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021 the total market value of 144A securities is $31,497,736 or 19.8% of net assets.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $35,743,193 at January 31, 2021.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

					Unrealized
		Short	Notional Value at	Maturity	Appreciation/
Security	Counterparty	Contracts	January 31, 2021	Date	(Depreciation)
OPEN SHORT FUTURES CONTRACTS ** - (0.4)%
CBOT 5 Year US Treasury Note	HSBC Securities, Inc.	63	$7,930,125	March-21	$(973)
CBOT 10 Year US Treasury Note	HSBC Securities, Inc.	190	26,035,890	March-21	157,962
CBOT US Long Bond Future	HSBC Securities, Inc.	80	13,497,520	March-21	443,653
NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS					$600,642

CREDIT DEFAULT SWAPS
						Unrealized
		Notional Value at	Fixed Deal	Premium	Maturity	Appreciation/
Description	Counterparty	January 31, 2021	(Received) Rate	Paid (Received)	Date	(Depreciation)
To Buy Protection - CDX NA IG. 32	HSBC Securities, Inc.	$1,000,000	1.00%	$(14,246)	6/20/2024	$459
To Buy Protection - CDX NA IG. 33	HSBC Securities, Inc.	10,000,000	1.00%	(139,311)	12/20/2024	1,442
To Buy Protection - Commonwealth Bank of Australia	Goldman Sachs	2,000,000	1.00%	(9,625)	12/20/2023	(31,295)
To Buy Protection - D.R. Horton, Inc.	Barclays	3,000,000	1.00%	(83,950)	3/20/2025	2,456
To Buy Protection - Fiserv, Inc.	Barclays	5,000,000	1.00%	(213,078)	12/20/2025	31,234
To Sell Protection - Johnson & Johnson (1)	Barclays	(5,000,000)	1.00%	213,078	12/20/2025	(26,404)
To Buy Protection - Packaging Corporation of America	Barclays	3,000,000	1.00%	(117,040)	6/20/2025	26,471
To Buy Protection - Prudential Financial, Inc.	JPMorgan	3,000,000	1.00%	(31,980)	9/20/2024	(35,875)
To Buy Protection - United Rentals	JPMorgan	3,000,000	5.00%	(191,504)	6/20/2022	(3,214)
To Sell Protection - Verizon Communications (1)	Barclays	(3,000,000)	1.00%	17,919	7/20/2022	11,750
To Buy Protection - Kraft Heinz Food	JPMorgan	2,000,000	1.00%	(31,954)	6/20/2023	(885)
To Sell Protection - Kraft Heinz Food (1)	Goldman Sachs	(2,000,000)	1.00%	14,987	6/20/2023	19,689
To Buy Protection - Newell Brands	Goldman Sachs	2,000,000	1.00%	22,030	6/20/2023	12,027
To Sell Protection - Newell Brands (1)	JPMorgan	(2,000,000)	1.00%	(32,614)	6/20/2023	(3,280)
NET UNREALIZED GAIN FROM CREDIT DEFAULT SWAPS						$4,575

TOTAL RETURN SWAPS
		Notional Value		Maturity	Unrealized
Reference Entity	Counterparty	(Received) Rate	Variable Rate	Date	Depreciation
iBoxx USD Liquid High Yield Index	Goldman Sachs	$8,000,000	3 mo LIBOR + 0.00%	3/20/2021	$(437,573)
iBoxx USD Liquid High Yield Index	Goldman Sachs	5,000,000	3 mo LIBOR + 0.00%	6/20/2021	(33,591)
NET UNREALIZED LOSS FROM TOTAL RETURN SWAPS					$(471,164)

LIBOR - London Inter-bank Offered Rate

**	The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(1)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
January 31, 2021

Security	Shares	Value
COMMON STOCKS - 58.3%
AEROSPACE & DEFENSE - 0.5%
Aerojet Rocketdyne Holdings, Inc. *	15,507	$806,984
Boeing Company (The)	396	76,899
General Dynamics Corporation	478	70,113
Howmet Aerospace, Inc.	765	18,804
Huntington Ingalls Industries, Inc.	142	22,341
L3Harris Technologies, Inc.	203	34,816
TransDigm Group, Inc. *	38	21,025
		1,050,982
APPAREL & TEXTILE PRODUCTS - 0.4%
Columbia Sportswear Company	222	19,416
NIKE, Inc. @	5,649	754,650
PVH Corporation	315	26,857
Ralph Lauren Corporation	273	27,587
Tapestry, Inc.	897	28,363
Under Armour, Inc. *	1,154	20,195
		877,068
ASSET MANAGEMENT - 5.1%
26 Capital Acquisition Corporation *	923	9,691
890 5th Avenue Partners, Inc. *	7,500	78,000
AEA-Bridges Impact Corporation *	6,003	70,475
Aequi Acquisition Corporation *	12,258	129,812
Altitude Acquisition Corporation *	4,560	49,248
Apollo Strategic Growth Capital *	6,082	68,909
Artius Acquisition, Inc. *	6,628	74,764
Athlon Acquisition Corporation *	375	3,870
Atlas Crest Investment Corporation *	6,704	72,671
Authentic Equity Acquisition Corporation *	369	3,830
Avanti Acquisition Corporation *	4,000	44,840
BlueRiver Acquisition Corporation *	1,825	18,980
Bridgetown 2 Holdings Ltd. *	915	11,163
Bright Lights Acquisition Corporation *	709	7,423
Burgundy Technology Acquisition Corporation *	3,273	40,160
Carney Technology Acquisition Corporation II *	4,570	47,985
CBRE Acquisition Holdings, Inc. *	3,420	36,355
CC Neuberger Principal Holdings II *	6,487	67,789
CF Acquisition Corporation IV *	2,748	29,459
CF Acquisition Corporation V *	913	9,815
Churchill Capital Corporation II *	11,456	115,820
Churchill Capital Corporation V *	9,120	98,861
Clarim Acquisition Corporation *	1,825	18,724
Class Acceleration Corporation *	1,845	19,834
Climate Real Impact Solutions II Acquisition Corporation *	1,830	20,624
Cohn Robbins Holdings Corporation *	6,169	69,463
Concord Acquisition Corporation *	10,968	119,332
Constellation Acquisition Corporation I *	2,562	27,413
Conx Corporation *	11,482	119,413
Corner Growth Acquisition Corporation *	2,275	23,774
Crucible Acquisition Corporation *	1,266	13,608
D8 Holdings Corporation *	5,586	60,105
DiamondHead Holdings Corporation *	1,830	19,855
Eaton Vance Corporation	97,132	6,521,442
Edify Acquisition Corporation *	2,768	28,427
EdtechX Holdings Acquisition Corporation II *	2,280	23,940
Empowerment & Inclusion Capital I Corporation *	709	7,303
Environmental Impact Acquisition Corporation *	5,565	59,768
Epiphany Technology Acquisition Corporation *	1,772	18,907
EQ Health Acquisition Corporation *	913	9,358
Fortistar Sustainable Solutions Corporation *	3,660	38,723
Fortress Capital Acquisition Corporation *	1,855	19,292
Fortress Value Acquisition Corporation III *	3,165	34,182
Franklin Resources, Inc.	1,095	28,788
Frazier Lifesciences Acquisition Corporation *	1,824	19,334

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2021

Security	Shares	Value
COMMON STOCKS - 58.3% (Continued)
ASSET MANAGEMENT - 5.1% (Continued)
Global Partner Acquisition Corporation II *	2,813	$28,664
Global Synergy Acquisition Corporation *	1,772	18,447
GO Acquisition Corporation *	11,087	120,516
Golden Falcon Acquisition Corporation *	1,138	11,892
Gores Holdings VI, Inc. *	4,560	48,564
Gores Metropoulos II, Inc. *	3,720	40,362
Group Nine Acquisition Corporation *	2,768	29,064
Hamilton Lane Alliance Holdings I, Inc. *	1,855	19,533
Health Assurance Acquisition Corporation *	3,203	38,948
HealthCor Catalio Acquisition Corporation *	183	1,848
Hennessy Capital Investment Corporation V *	2,768	30,808
HPX Corporation *	2,130	23,643
Hudson Executive Investment Corporation II *	3,294	35,015
HumanCompany Acquisition Corporation *	31,920	374,741
ITHAX Acquisition Corporation *	1,815	18,259
Jack Creek Investment Corporation *	2,790	28,765
Kairos Acquisition Corporation *	3,541	36,862
KINS Technology Group, Inc. *	1,820	19,019
Kismet Acquisition One Corporation *	9,163	95,937
KL Acquisition Corporation *	531	5,443
Lefteris Acquisition Corporation *	6,033	66,363
Liberty Media Acquisition Corporation *	1,116	13,950
Live Oak Acquisition Corporation II *	1,359	15,465
Locust Walk Acquisition Corporation *	1,772	18,500
Marlin Technology Corporation *	1,855	19,311
Marquee Raine Acquisition Corporation *	1,820	19,747
Mason Industrial Technology, Inc. *	14,600	147,022
MedTech Acquisition Corporation *	1,592	16,875
Motive Capital Corporation *	2,280	24,077
Nebula Caravel Acquisition Corporation *	3,192	34,122
North Atlantic Acquisition Corporation *	372	3,869
Northern Genesis Acquisition Corporation II *	1,484	16,814
Northern Star Investment Corporation II *	3,660	39,089
Oaktree Acquisition Corporation II *	421	4,572
OCA Acquisition Corporation *	369	3,841
One Equity Partners Open Water I Corporation *	4,650	48,453
Pioneer Merger Corporation *	932	9,739
Pontem Corporation *	1,855	19,366
Powered Brands *	1,772	18,429
Primavera Capital Acquisition Corporation *	1,860	20,032
PropTech Investment Corporation II *	4,550	48,731
Provident Acquisition Corporation *	1,772	19,687
Queen’s Gambit Growth Capital *	744	8,110
Revolution Acceleration Acquisition Corporation *	4,172	45,224
Rotor Acquisition Corporation *	1,845	19,004
Science Strategic Acquisition Corporation Alpha *	3,660	38,467
ScION Tech Growth I *	2,275	24,320
SCP & CO Healthcare Acquisition Company *	930	9,598
Senior Connect Acquisition Corp I *	4,560	47,880
Silver Crest Acquisition Corporation *	1,855	19,088
Spartacus Acquisition Corporation *	10,067	110,435
Sports Ventures Acquisition Corporation *	6,345	65,925
Star Peak Corporation II *	2,115	24,492
Starboard Value Acquisition Corporation *	1,749	18,644
Tastemaker Acquisition Corporation *	1,772	18,092
Thayer Ventures Acquisition Corporation *	1,140	12,244
Thoma Bravo Advantage *	6,284	75,031
TLG Acquisition One Corporation *	3,630	36,554
TPG Pace Tech Opportunities Corporation *	3,544	38,098
Turmeric Acquisition Corporation *	2,203	23,132
Tuscan Holdings Corporation II *	94	1,011
TZP Strategies Acquisition Corporation *	3,720	38,614
VectoIQ Acquisition Corporation II *	1,864	20,765

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2021

Security	Shares	Value
COMMON STOCKS - 58.3% (Continued)
ASSET MANAGEMENT - 5.1% (Continued)
Ventoux CCM Acquisition Corporation *	13,745	$141,848
Virtuoso Acquisition Corporation *	3,720	38,316
Viveon Health Acquisition Corporation *	164	1,696
Z-Work Acquisition Corporation *	730	7,592
		10,950,093
AUTOMOTIVE - 1.4%
Adient plc *	12,071	389,773
Daimler A.G.	9,449	667,194
General Motors Company @	34,921	1,769,796
Magna International, Inc.	3,631	255,078
		3,081,841
BANKING - 0.9%
Bank of America Corporation	20,568	609,841
CIT Group, Inc.	1,355	50,000
Citigroup, Inc.	19,025	1,103,260
Citizens Financial Group, Inc.	692	25,216
Fifth Third Bancorp	842	24,359
Huntington Bancshares, Inc.	1,874	24,784
Sterling Bancorp	1,121	20,694
Truist Financial Corporation	460	22,071
Webster Financial Corporation	475	22,206
		1,902,431
BEVERAGES - 0.5%
Keurig Dr Pepper, Inc.	32,984	1,048,891

BIOTECHNOLOGY & PHARMACEUTICALS - 3.1%
Alexion Pharmaceuticals, Inc. *	38,437	5,893,545
AstraZeneca plc - ADR	7,774	393,364
Bristol-Myers Squibb Company	6,787	416,925
Viatris, Inc. *	3,190	54,198
		6,758,032
CABLE & SATELLITE - 0.2%
Comcast Corporation	8,858	439,091
DISH Network Corporation	798	23,158
		462,249
CHEMICALS - 1.0%
CF Industries Holdings, Inc.	5,790	239,590
Covestro A.G.	4,726	322,449
Huntsman Corporation	10,491	277,172
Ingevity Corporation *	276	18,130
International Flavors & Fragrances, Inc.	5,253	590,309
Linde plc	2,654	651,292
Mosaic Company (The)	1,317	34,189
		2,133,131
CONSTRUCTION MATERIALS - 0.2%
Owens Corning	5,811	450,934

DIVERSIFIED INDUSTRIALS - 0.2%
General Electric Company	35,901	383,423

E-COMMERCE DISCRETIONARY - 0.5%
Amazon.com, Inc. *	318	1,019,572

ELECTRIC UTILITIES - 1.1%
ALLETE, Inc.	331	20,800
NRG Energy, Inc.	364	15,073
PNM Resources, Inc.	50,171	2,434,297
		2,470,170
ELECTRICAL EQUIPMENT - 1.8%
Allegion plc	169	18,085
Carrier Global Corporation	27,696	1,066,296
Siemens Energy A.G. *	30,409	1,129,745
Vertiv Holdings Company	33,239	668,769
Vontier Corporation *	30,154	977,894
		3,860,789

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2021

Security	Shares	Value
COMMON STOCKS - 58.3% (Continued)
ENTERTAINMENT CONTENT - 0.4%
Discovery, Inc. * ^	6,119	$253,449
Fox Corporation	853	26,597
Walt Disney Company (The) *	4,202	706,650
		986,696
FOOD - 0.3%
Mondelez International, Inc.	11,745	651,143

FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
Louisiana-Pacific Corporation	17,598	668,900

GAS & WATER UTILITIES - 0.3%
Essential Utilities, Inc.	12,811	593,149

HEALTH CARE FACILITIES & SERVICES - 1.3%
Cigna Corporation	13,025	2,827,076
CVS Health Corporation	330	23,645
		2,850,721
HOME CONSTRUCTION - 0.4%
AZEK Company, Inc. (The)	4,592	183,175
DR Horton, Inc.	8,463	649,958
		833,133
HOUSEHOLD PRODUCTS - 0.5%
Coty, Inc.	2,509	15,982
elf Beauty, Inc. *	3,044	66,237
Estee Lauder Companies, Inc. (The)	3,503	828,985
Procter & Gamble Company (The)	1,705	218,598
		1,129,802
INDUSTRIAL INTERMEDIATE PRODUCTS - 0.5%
Timken Company, (The)	14,757	1,116,515

INDUSTRIAL SUPPORT SERVICES - 0.0%
United Rentals, Inc. *	369	89,671

INSTITUTIONAL FINANCIAL SERVICES - 0.4%
Goldman Sachs Group, Inc. (The)	104	28,202
Morgan Stanley	12,134	813,585
State Street Corporation	378	26,460
		868,247
INSURANCE - 1.9%
Allstate Corporation (The)	238	25,509
American International Group, Inc.	596	22,314
Everest Re Group Ltd.	96	20,264
Hartford Financial Services Group, Inc. (The)	498	23,914
Lincoln National Corporation	524	23,837
Principal Financial Group, Inc.	469	23,108
Willis Towers Watson plc	19,292	3,915,118
		4,054,064
INTERNET MEDIA & SERVICES - 0.9%
Alphabet, Inc. *	474	866,169
Booking Holdings, Inc. *	10	19,443
Kuaishou Technology *	1,628	24,145
Netflix, Inc. *	985	524,404
TripAdvisor, Inc. *	628	19,449
Uber Technologies, Inc. *	9,266	471,917
Yelp, Inc. *	603	19,652
		1,945,179
LEISURE FACILITIES & SERVICES - 3.2%
Choice Hotels International, Inc.	178	17,914
Darden Restaurants, Inc.	7,390	863,817
Hilton Worldwide Holdings, Inc.	11,834	1,199,849
Las Vegas Sands Corporation	438	21,063
Marriott International, Inc.	1,411	164,113

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2021

Security	Shares	Value
COMMON STOCKS - 58.3% (Continued)
LEISURE FACILITIES & SERVICES - 3.2% (Continued)
Marriott Vacations Worldwide Corporation	9,070	$1,113,433
Norwegian Cruise Line Holdings Ltd. *	739	16,738
Papa John’s International, Inc.	4,252	434,895
Starbucks Corporation	11,587	1,121,737
Wyndham Hotels & Resorts, Inc.	5,706	331,918
Wynn Resorts Ltd.	7,664	762,798
Yum China Holdings, Inc.	15,771	894,373
		6,942,648
MACHINERY - 1.1%
AGCO Corporation	6,535	724,732
Caterpillar, Inc.	1,185	216,665
Crane Company	263	19,904
Oshkosh Corporation	288	26,378
Parker-Hannifin Corporation	5,570	1,473,878
		2,461,557
MEDICAL EQUIPMENT & DEVICES - 2.9%
Danaher Corporation	2,300	547,032
DENTSPLY SIRONA, Inc.	435	23,268
Envista Holdings Corporation *	34,251	1,217,281
Illumina, Inc. *	55	23,454
LivaNova plc *	351	22,078
QIAGEN N.V. *	12,493	676,496
Thermo Fisher Scientific, Inc.	725	369,533
Varian Medical Systems, Inc. *	15,674	2,751,884
Zimmer Biomet Holdings, Inc.	3,867	594,242
		6,225,268
METALS & MINING - 0.5%
Freeport-McMoRan, Inc. @	42,691	1,148,815

OIL & GAS PRODUCERS - 1.2%
Apache Corporation	2,297	32,801
Chevron Corporation @	281	23,941
ConocoPhillips	21,850	874,656
Devon Energy Corporation	1,976	32,525
Diamondback Energy, Inc.	690	39,116
Exxon Mobil Corporation	20,107	901,598
Hess Corporation	516	27,854
Kinder Morgan, Inc.	1,820	25,626
Marathon Petroleum Corporation	613	26,457
Occidental Petroleum Corporation	1,831	36,730
Petroleo Brasileiro S.A. - ADR	43,141	433,567
Phillips 66	392	26,578
Pioneer Natural Resources Company	252	30,467
Valero Energy Corporation	446	25,168
Williams Companies, Inc. (The)	1,156	24,542
		2,561,626
OIL & GAS SERVICES & EQUIPMENT - 0.2%
Baker Hughes Company	1,267	25,454
Halliburton Company	1,557	27,450
Schlumberger N.V.	828	18,390
TechnipFMC plc	39,843	425,922
		497,216
PUBLISHING & BROADCASTING - 0.1%
TEGNA, Inc.	18,579	297,821

REAL ESTATE OWNERS & DEVELOPERS - 0.4%
Brookfield Property Partners, L.P.	49,752	847,277

REAL ESTATE SERVICES - 0.0%
CBRE Group, Inc. *	383	23,355

REITS - 0.3%
Weyerhaeuser Company	21,591	673,423

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2021

Security	Shares	Value
COMMON STOCKS - 58.3% (Continued)
RETAIL - DISCRETIONARY - 1.5%
AutoNation, Inc. *	366	$26,088
Builders FirstSource, Inc. *	27,086	1,036,039
Home Depot, Inc. (The) @	4,133	1,119,299
Lowe’s Companies, Inc.	6,431	1,073,012
Ross Stores, Inc.	206	22,926
		3,277,364
SEMICONDUCTORS - 8.9%
Advanced Micro Devices, Inc. *	21,150	1,811,286
Coherent, Inc. *	1,672	335,804
Inphi Corporation *	5,342	900,715
Intel Corporation @	13,574	753,493
Marvell Technology Group Ltd.	24,172	1,243,891
Maxim Integrated Products, Inc.	66,281	5,813,507
Microchip Technology, Inc.	3,398	462,502
NXP Semiconductors N.V.	7,756	1,244,605
ON Semiconductor Corporation * @	6,042	208,389
Texas Instruments, Inc.	3,836	635,587
Xilinx, Inc.	45,305	5,915,474
		19,325,253
SOFTWARE - 8.2%
Borqs Technologies, Inc. * ^	61,731	72,225
Change Healthcare, Inc. *	108,387	2,586,114
Microsoft Corporation @	9,328	2,163,723
Okta, Inc. *	858	222,231
RealPage, Inc. *	15,343	1,328,244
ServiceNow, Inc. *	645	350,338
Slack Technologies, Inc. *	262,535	11,071,101
		17,793,976
SPECIALTY FINANCE - 0.3%
Alliance Data Systems Corporation	232	15,695
Fortress Transportation and Infrastructure Investors, LLC	23,277	514,422
Synchrony Financial	749	25,204
		555,321
TECHNOLOGY HARDWARE - 1.5%
Apple, Inc. @	5,599	738,844
Cisco Systems, Inc.	1,847	82,339
FLIR Systems, Inc.	43,906	2,285,307
Hewlett Packard Enterprise Company	3,995	49,298
NetApp, Inc.	450	29,898
Western Digital Corporation	539	30,416
		3,216,102
TECHNOLOGY SERVICES - 1.5%
CACI International, Inc. *	109	26,293
Fiserv, Inc. *	441	45,286
Global Payments, Inc.	1,738	306,792
IHS Markit Ltd.	30,368	2,644,445
International Business Machines Corporation	610	72,657
Leidos Holdings, Inc.	236	25,030
Nielsen Holdings plc	1,082	24,161
Sabre Corporation	1,568	16,903
		3,161,567
TELECOMMUNICATIONS - 0.2%
AT&T, Inc.	1,713	49,043
NII Holdings, Inc. * #	205,893	452,965
		502,008
TOBACCO & CANNABIS - 0.0%
Altria Group, Inc.	542	22,265
Philip Morris International, Inc.	288	22,939
		45,204

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2021

Security	Shares		Value
COMMON STOCKS - 58.3% (Continued)
TRANSPORTATION & LOGISTICS - 0.9%
Kansas City Southern	1,283		$260,026
Norfolk Southern Corporation	3,192		755,291
Southwest Airlines Company	8,583		377,137
Union Pacific Corporation	2,787		550,349
			1,942,803
TRANSPORTATION EQUIPMENT - 1.3%
Cummins, Inc.	7,420		1,739,396
Navistar International Corporation *	23,208		1,021,152
			2,760,548
TOTAL COMMON STOCKS (Cost - $123,890,500)			126,495,978

CLOSED END FUND - 1.3%
Altaba, Inc. * #	193,882		2,791,901
TOTAL CLOSED END FUND (Cost - $3,805,238)

EXCHANGE-TRADED FUNDS - 3.2%
EQUITY FUNDS - 1.9%
Invesco S&P 500 Equal Weight ETF	3,987		504,355
iShares MSCI Brazil ETF	4,118		140,794
iShares U.S. Home Construction ETF ^	8,883		523,830
iShares U.S. Real Estate ETF	3,864		329,522
SPDR S&P 500 ETF Trust @	4,879		1,805,572
SPDR S&P Homebuilders ETF	12,889		777,207
			4,081,280
FIXED INCOME FUNDS - 1.3%
SPDR Blackstone / GSO Senior Loan ETF ^	64,092		2,941,823

TOTAL EXCHANGE-TRADED FUNDS - (Cost - $7,030,534)			7,023,103

		Expiration Date
RIGHTS - 0.0%
Alder BioPharmaceuticals, Inc. * #	10,079	12/31/2024	12,599
Pan American Silver Corporation *	41,375	3/19/2049	31,859
TOTAL RIGHTS (Cost - $46,979)			44,458

WARRANTS - 0.0%
Borqs Technologies, Inc. *	105,552	8/19/2022	17,416
Multiplan Corporation *	10,004	3/2/2027	16,907
TOTAL WARRANTS (Cost - $26,975)			34,323

	Counterparty	Contracts**	Notional Value	Exercise Price
PURCHASED OPTIONS - 0.5%
PURCHASED CALL OPTIONS - 0.2%
Apple, Inc.	JP Morgan	72	$972,000	$135.00	2/19/2021	30,240
Chevron Corporation	JP Morgan	96	912,000	95.00	3/19/2021	14,304
FedEx Corporation	JP Morgan	22	550,000	250.00	2/19/2021	8,030
Freeport-McMoRan, Inc.	JP Morgan	173	467,100	27.00	2/19/2021	27,853
General Motors Company	JP Morgan	121	556,600	46.00	2/19/2021	72,600
Home Depot, Inc. (The)	JP Morgan	55	1,540,000	280.00	3/19/2021	47,025
Intel Corporation	JP Morgan	264	1,386,000	52.50	2/19/2021	104,280
Microsoft Corporation	JP Morgan	24	528,000	220.00	2/19/2021	36,600
NIKE, Inc.	JP Morgan	49	686,000	140.00	3/19/2021	19,110
ON Semiconductor Corporation	JP Morgan	113	395,500	35.00	4/16/2021	33,900
Wells Fargo & Company	JP Morgan	193	675,500	35.00	2/19/2021	2,509
TOTAL PURCHASED CALL OPTIONS (Cost - $346,965)						396,451

PURCHASED PUT OPTIONS - 0.3%
S&P 500 Index	JP Morgan	26	9,620,000	3,700.00	3/19/2021	372,580
SPDR S&P 500 ETF Trust	JP Morgan	192	7,180,800	374.00	2/19/2021	210,240
TOTAL PURCHASED PUT OPTIONS (Cost - $561,818)						582,820
TOTAL PURCHASED OPTIONS (Cost - $908,783)						979,271

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2021

Security	Shares	Interest Rate %	Value
SHORT-TERM INVESTMENT - 23.0%
MONEY MARKET FUND - 23.0%
Fidelity Government Portfolio - Class Institutional	49,790,284	0.010 +	$49,790,284
TOTAL SHORT-TERM INVESTMENT (Cost - $49,790,284)

COLLATERAL FOR SECURITIES LOANED - 0.4%
HSBC US Government Money Market Fund - Class I !	881,286	0.030 +	881,286
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $881,286)

TOTAL INVESTMENTS - 86.7% (Cost - $186,380,579)			$188,040,604
OTHER ASSETS IN EXCESS OF LIABILITIES - 13.3%			28,965,976
NET ASSETS - 100.0%			$217,006,580

ADR - American Depositary Receipt.

ETF - Exchange Traded Fund

LLC - Limited Liability Company

L.P. - Limited Partnership

plc - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-Income producing security.

**	Each Purchased Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

+	Variable rate security. Interest rate is as of January 31, 2021.

#	Fair Value estimated using fair value procedures adopted by Board of Trustees. Total value of such securities is $3,257,465 or 1.50% of net assets as of January 31, 2021. ^ All or a portion of these securities are on loan. Total loaned securities had a value of $859,268 at January 31, 2021.

@	Subject to Options Written

!	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Security	Counterparty	Contracts**	Notional Value	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS - (0.3)%
WRITTEN CALL OPTIONS - (0.2)%
Apple, Inc.	JP Morgan	72	$1,044,000	$145.00	2/19/2021	$11,808
Chevron Corporation	JP Morgan	96	1,008,000	105.00	3/19/2021	3,744
FedEx Corporation	JP Morgan	22	594,000	270.00	2/19/2021	2,640
Freeport-McMoRan, Inc.	JP Morgan	173	519,000	30.00	2/19/2021	9,688
General Motors Company	JP Morgan	30	150,000	50.00	2/19/2021	11,400
General Motors Company	JP Morgan	177	973,500	55.00	2/19/2021	31,152
Home Depot, Inc.	JP Morgan	55	1,650,000	300.00	3/19/2021	17,050
Intel Corporation	JP Morgan	264	1,518,000	57.50	2/19/2021	29,568
Microsoft Corporation	JP Morgan	24	564,000	235.00	2/19/2021	13,224
NIKE, Inc.	JP Morgan	49	759,500	155.00	3/19/2021	5,880
ON Semiconductor Corporation	JP Morgan	113	452,000	40.00	4/16/2021	18,080
S&P 500 Index	JP Morgan	26	9,620,000	3,700.00	3/19/2021	375,440
Uber Technologies, Inc.	JP Morgan	88	528,000	60.00	2/19/2021	6,072
Wells Fargo & Company	JP Morgan	193	772,000	40.00	2/19/2021	772
TOTAL WRITTEN CALL OPTIONS - (Premiums Received - $521,817)						536,518

WRITTEN PUT OPTIONS - (0.1)%
Apple, Inc.	JP Morgan	72	900,000	125.00	2/19/2021	20,376
FedEx Corporation	JP Morgan	22	506,000	230.00	2/19/2021	14,388
Freeport-McMoRan, Inc.	JP Morgan	173	415,200	24.00	2/19/2021	8,996
General Motors Company	JP Morgan	121	496,100	41.00	2/19/2021	4,235
Microsoft Corporation	JP Morgan	24	492,000	205.00	2/19/2021	3,000
NIKE, Inc.	JP Morgan	49	563,500	115.00	3/19/2021	7,007
SPDR S&P 500 ETF Trust	JP Morgan	192	6,950,400	362.00	2/19/2021	136,512
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $171,780)						194,514
TOTAL WRITTEN OPTIONS (Premiums Received - $693,597)						731,032

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2021

Security	Shares	Value
SECURITIES SOLD SHORT * - (40.0)%
AEROSPACE & DEFENSE - (1.3)%
Boeing Company (The)	249	$48,353
General Dynamics Corporation	4,335	635,858
L3Harris Technologies, Inc.	2,653	455,016
Teledyne Technologies, Inc.	3,207	1,144,931
Textron, Inc.	10,458	473,329
		2,757,487
AUTOMOTIVE - (0.7)%
General Motors Company	11,400	577,752
Tesla, Inc.	1,237	981,597
		1,559,349
BANKING - (0.2)%
Citigroup, Inc.	7,300	423,327
First Citizens BancShares, Inc.	109	64,963
		488,290
BIOTECHNOLOGY & PHARMACEUTICALS - (2.1)%
AstraZeneca plc - ADR	89,390	4,523,134
Viatris, Inc.	1,710	29,053
		4,552,187
CHEMICALS - (0.2)%
Ecolab, Inc.	2,225	455,035
International Flavors & Fragrances, Inc.	441	49,560
		504,595
DIVERSIFIED INDUSTRIALS - (0.6)%
3M Company	3,822	671,372
Illinois Tool Works, Inc.	2,794	542,623
		1,213,995
E-COMMERCE DISCRETIONARY - (0.4)%
eBay, Inc.	14,915	842,847

ELECTRICAL EQUIPMENT - (0.3)%
Acuity Brands, Inc.	2,520	303,005
Roper Technologies, Inc.	979	384,659
		687,664
ENTERTAINMENT CONTENT - (0.4)%
Activision Blizzard, Inc.	6,117	556,647
Discovery, Inc.	5,108	211,573
		768,220
EXCHANGE-TRADED FUNDS - (14.8)%
Consumer Discretionary Select Sector SPDR Fund	12,390	2,007,304
Consumer Staples Select Sector SPDR Fund	59,807	3,833,031
Energy Select Sector SPDR Fund	15,560	611,819
Financial Select Sector SPDR Fund	50,045	1,448,803
Health Care Select Sector SPDR Fund	20,454	2,352,824
Industrial Select Sector SPDR Fund	24,257	2,056,266
Invesco S&P 500 Equal Weight ETF	12,464	1,576,696
iShares Russell 2000 ETF	50,016	10,281,289
iShares U.S. Real Estate ETF	33,831	2,885,108
SPDR S&P 500 ETF Trust	7,149	2,645,630
SPDR S&P Retail ETF	2,605	229,266
Utilities Select Sector SPDR Fund	34,873	2,167,357
		32,095,393
FOOD - (0.1)%
McCormick & Company, Inc.	3,674	328,970

HEALTH CARE FACILITIES & SERVICES - (1.3)%
Cigna Corporation	12,920	2,804,286

HOME CONSTRUCTION - (0.1)%
Masco Corporation	5,718	310,544

HOUSEHOLD PRODUCTS - (0.1)%
Clorox Company (The)	1,284	268,947

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2021

Security	Shares	Value
SECURITIES SOLD SHORT * - (40.0)% (Continued)
INDUSTRIAL SUPPORT SERVICES - (0.3)%
Fastenal Company	12,773	$582,321

INSTITUTIONAL FINANCIAL SERVICES - (1.9)%
Morgan Stanley	61,476	4,121,966

INSURANCE - (1.5)%
Aon plc	15,659	3,180,343

INTERNET MEDIA & SERVICES - (0.3)%
Facebook, Inc.	2,112	545,593
Twitter, Inc.	3,572	180,493
		726,086
LEISURE FACILITIES & SERVICES - (0.2)%
Marriott International, Inc.	1,223	142,247
McDonald’s Corporation	1,041	216,361
		358,608
MACHINERY - (0.2)%
IDEX Corporation	2,222	413,714

RETAIL - CONSUMER STAPLES - (0.2)%
Walmart, Inc.	3,748	526,556

RETAIL - DISCRETIONARY - (0.4)%
Builders FirstSource, Inc.	19,160	732,870
TJX Companies, Inc. (The)	3,280	210,051
		942,921
SEMICONDUCTORS - (6.9)%
Advanced Micro Devices, Inc.	89,290	7,646,796
Analog Devices, Inc.	41,477	6,110,806
Marvell Technology Group Ltd.	19,100	982,886
Taiwan Semiconductor Manufacturing Company Ltd.	1,696	206,098
		14,946,586
SOFTWARE - (2.3)%
salesforce.com, Inc.	21,812	4,919,915

TECHNOLOGY HARDWARE - (0.5)%
Apple, Inc.	1,475	194,641
Cisco Systems, Inc.	15,690	699,460
Hewlett Packard Enterprise Company	1,652	20,386
Lumentum Holdings, Inc.	1,979	185,630
		1,100,117
TECHNOLOGY SERVICES - (1.9)%
Accenture plc	2,122	513,354
Fiserv, Inc.	237	24,337
International Business Machines Corporation	2,216	263,948
PayPal Holdings, Inc.	2,260	529,541
S&P Global, Inc.	8,610	2,729,370
		4,060,550
TELECOMMUNICATIONS - (0.5)%
AT&T, Inc.	23,915	684,686
Verizon Communications, Inc.	7,457	408,271
		1,092,957
TRANSPORTATION EQUIPMENT - (0.3)%
Allison Transmission Holdings, Inc.	9,123	371,306
Cummins, Inc.	748	175,346
		546,652
TOTAL SECURITIES SOLD SHORT - (Proceeds - $79,648,964)		$86,702,066

ETF - Exchange Traded Fund

plc - Public Limited Company

REITs - Real Estate Investment Trusts

*	Non-Income producing security.

**	Each Written Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2021

TOTAL RETURN SWAPS
		Notional Value at		Maturity	Unrealized Appreciation/
Reference Entity	Counterparty	January 31, 2021	Interest Rate	Date	(Depreciation)
LONG TOTAL RETURN SWAPS
Airbus SE	JPMorgan	$599,866	1 mo. EURIBOR + 0.400%	8/1/2024	$(65,189)
Flutter plc	JPMorgan	229,854	1 mo. LIBOR + 0.400%	8/1/2024	(22,452)
JP1RTL	JPMorgan	636,860	1 mo. LIBOR + 0.400%	8/1/2024	14,411
JP1TRL	JPMorgan	654,258	1 mo. LIBOR + 0.400%	8/1/2024	(5,982)
JPGWCYDE #	JPMorgan	3,480,911	1 mo. LIBOR + 0.700%	8/1/2024	119,435
JPPQGRO +	JPMorgan	541,743	1 mo. LIBOR + 0.700%	8/1/2024	(7,907)
NET UNREALIZED GAIN FROM TOTAL RETURN SWAPS					$32,316

EURIBOR - Euro Inter-bank Offered Rate

LIBOR - London Inter-bank Offered Rate

#	Total return swap with JPMorgan Chase. The swap provides exposure to the total returns on a basket of common stock that is calculated on a daily basis. Under the terms of the swap, the Sub-Adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on August 25, 2020 and is reset on a monthly basis. The swap has a termination date of August 1, 2024, unless earlier terminated. In addition, the Fund will receive the total return on the basket of securities, including dividends and provide a fee to JPMorgan, in the amount of 1month LIBOR plus 70 bps.

+	Total return swap with JPMorgan Chase. The swap provides long exposure to the total returns of the JP Morgan iDex U.S. Growth Top Rank Index and short exposure to the total returns of the JP Morgan iDex U.S. Growth Bottom Rank Index. Under the terms of the swap, the Sub-Adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on October 26, 2020 and is reset on a monthly basis. The swap has a termination date of August 1, 2024, unless earlier terminated. In addition, the Fund will receive the total return on the Index, including dividends and provide a fee to JPMorgan, in the amount of 1 month LIBOR plus 70 bps.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2021

JPGWCYDE Top 50 Holdings ^
Reference Entity	Shares	% of Basket Swap	Value
JPGWCYCL	73,194	51.0%	$5,264,262
JPGWDEFN	97,222	49.0%	5,061,129
			10,325,391

^	The make up of the underlying index and the total positions will not correlate to the notional value presented for the total return swaps due to timing of contracts opened and closed in the index. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
January 31, 2021

Security	Shares	Value
COMMON STOCKS - 48.5%
ELECTRIC UTILITIES - 2.2%
Brookfield Renewable Corporation	32,272	$1,805,618

LEISURE FACILITIES & SERVICES - 18.4%
Caesars Entertainment, Inc. *	103,069	7,255,027
Drive Shack, Inc. * ^	714,895	1,722,897
Hilton Grand Vacations, Inc. *	51,016	1,516,196
Las Vegas Sands Corporation	20,760	998,348
Marriott Vacations Worldwide Corporation	18,685	2,293,771
MGM Resorts International	55,614	1,588,336
		15,374,575
SPECIALTY FINANCE - 6.4%
Fortress Transportation and Infrastructure Investors, LLC	243,963	5,391,582

TECHNOLOGY SERVICES - 4.3%
CoStar Group, Inc. *	3,964	3,566,450

TELECOMMUNICATIONS - 17.2%
21Vianet Group, Inc. - ADR *	77,645	2,929,546
Chindata Group Holdings Ltd. - ADR *	123,895	2,056,657
GDS Holdings Ltd. - ADR * ^	34,103	3,531,707
Switch, Inc.	339,197	5,840,972
		14,358,882
TOTAL COMMON STOCKS (Cost - $32,724,927)		40,497,107

REITS - 51.4%
DATA CENTER - 7.6%
CyrusOne, Inc. ^	18,715	1,365,259
Equinix, Inc.	555	4,110,478
QTS Realty Trust, Inc. ^	13,970	909,447
		6,385,184
INDUSTRIAL - 9.4%
Innovative Industrial Properties, Inc. ^	19,646	3,676,160
Prologis, Inc.	13,860	1,430,352
Rexford Industrial Realty, Inc.	29,113	1,424,790
Terreno Realty Corporation	23,396	1,323,746
		7,855,048
INFRASTRUCTURE - 18.8%
American Tower Corporation	31,643	7,194,353
Crown Castle International Corporation ^	32,259	5,137,568
SBA Communications Corporation	12,413	3,335,001
		15,666,922
MULTI ASSET CLASS - 2.7%
Colony Capital, Inc. ^	446,722	2,215,741

OFFICE - 5.7%
Alexandria Real Estate Equities, Inc. ^	28,531	4,767,815

RESIDENTIAL - 7.2%
Equity LifeStyle Properties, Inc.	28,892	1,757,789
Invitation Homes, Inc.	85,878	2,531,683
Sun Communities, Inc.	12,207	1,747,188
		6,036,660
TOTAL REITS (Cost - $34,631,906)		42,927,370

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund (Continued)
January 31, 2021

		Interest
Security	Shares	Rate %	Value
COLLATERAL FOR SECURITIES LOANED - 23.1%
Mount Vernon Prime Portfolio #	19,341,600	0.150 +	$19,341,600
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $19,341,600)

TOTAL INVESTMENTS - 123.0% (Cost - $86,698,433)			$102,766,077
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.0)%			(19,189,742)
TOTAL NET ASSETS - 100.00%			$83,576,335

ADR - American Depositary Receipt.

LLC - Limited Liability Company

REITs - Real Estate Investment Trusts

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of January 31, 2021.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $18,369,277 at January 31, 2021.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
January 31, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$688,537.00	$—	$—	$688,537
Asset Backed Securities *	—	25,138,322	—	25,138,322
Corporate Bonds	—	30,907,152	—	30,907,152
Municipal	—	2,867,392	—	2,867,392
Non U.S. Government & Agency	—	1,885,331	—	1,885,331
Term Loans	—	5,247,168	—	5,247,168
U.S. Government & Agency	—	18,998,792	—	18,998,792
Collateral for Securities Loaned	15,023,572	—	—	15,023,572
Total Investments	$15,712,109	$85,044,157	$—	$100,756,266

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Term Loans *	$—	$167,797,038	$—	$167,797,038
Corporate Bonds *	—	6,854,255	—	6,854,255
Common Stock *	303,735	377	—	304,112
Exchange Traded Funds	2,161,526	—	—	2,161,526
Rights	—	12,335	—	12,335
Warrants	—	190,386	—	190,386
Short-Term Investment	5,848,168	—	—	5,848,168
Collateral for Securities Loaned	1,659,028	—	—	1,659,028
Total Investments	$9,972,457	$174,854,391	$—	$184,826,848

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds *	$—	$290,000	$—	$290,000
Corporate Bonds *	—	104,576,252	—	104,576,252
Short-Term Investment	3,568,764	—	—	3,568,764
Collateral for Securities Loaned	2,198,661	—	—	2,198,661
Total Investments	$5,767,425	$104,866,252	$—	$110,633,677

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities *	$—	$113,416	$—	$113,416
Corporate Bonds	—	38,962,486	—	38,962,486
Non U.S. Government & Agencies	—	20,197,052	—	20,197,052
Collateral for Securities Loaned	3,351,555	—	—	3,351,555
Total Assets	$3,351,555	$59,272,954	$—	$62,624,509
Assets-Derivatives
Futures	$11,818	$—	$—	$11,818
Forward Currency Contracts	—	120,111	—	120,111
Swap Contracts	—	48,521	—	48,521
Total Asset Derivatives	$11,818	$168,632	$—	$180,450
Liabilities-Derivatives
Futures	$52,362	$—	$—	$52,362
Forward Currency Contracts	—	129,860	—	129,860
Total Liability Derivatives	$52,362	$129,860	$—	$182,222

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$108,920,739	$—	$—	$108,920,739
REITs	5,034,127	—	—	5,034,127
Collateral for Securities Loaned	5,465,288	—	—	5,465,288
Total Investments	$119,420,154	$—	$—	$119,420,154

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$54,952,267	$—	$—	$54,952,267
REITs	6,725,975	—	—	6,725,975
Collateral for Securities Loaned	8,248,151	—	—	8,248,151
Total Investments	$69,926,393	$—	$—	$69,926,393

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2021

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$163,411,180	$—	$—	$163,411,180
Collateral for Securities Loaned	21,588,637	—	—	21,588,637
Total Investments	$184,999,817	$—	$—	$184,999,817

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$70,307,277	$—	$—	$70,307,277
Collateral for Securities Loaned	1,012,882	—	—	1,012,882
Total Investments	$71,320,159	$—	$—	$71,320,159

Emerging Markets Stock

Assets	Level 1	Level 2	Level 3	Total
Closed End Fund *	$1,071,376	$—	$—	$1,071,376
Common Stock	16,463,342	92,169,567	—	108,632,909
Warrant	6,872	—	—	6,872
Collateral for Securities Loaned	5,279,545	—	—	5,279,545
Total Investments	$22,821,135	$92,169,567	$—	$114,990,702

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$31,567,511	$114,436,278	$—	$146,003,789
Exchange Traded Fund	1,591,736	—	—	1,591,736
Right	4,638	—	—	4,638
Warrant	12,412	—	—	12,412
Collateral for Securities Loaned	12,434,046	—	—	12,434,046
Total Investments	$45,610,343	$114,436,278	$—	$160,046,621

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,513,631	$—	$—	$9,513,631
U.S. Government & Agencies	—	9,086,431	—	9,086,431
Short-Term Investments	2,151,307	—	—	2,151,307
Collateral for Securities Loaned	7,371,086	—	—	7,371,086
Total Assets	$19,036,024	$9,086,431	$—	$28,122,455
Assets-Derivatives
Futures	68,987	—	—	68,987
Purchased Future Options	1,336,493	—	—	1,336,493
Total Asset Derivatives	$1,405,480	$—	$—	$1,405,480
Liability-Derivatives
Futures	$136,367	—	—	$136,367
Written Future Options	20,100	—	—	20,100
Total Liability Derivatives	$156,467	$—	$—	$156,467

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2021

Long/Short Credit

Assets	Level 1	Level 2	Level 3	Total
Term Loans *	$—	$2,773,377	$—	$2,773,377
Corporate Bonds *	—	60,168,352	—	60,168,352
Common Stock *	2,113,217	2,060,000	21,700	4,194,917
U.S. Government & Agencies	—	75,455,525	—	75,455,525
Short-Term Investment	11,656,519	—	—	11,656,519
Collateral for Securities Loaned	36,486,735	—	—	36,486,735
Total Assets	$50,256,471	$140,457,254	$21,700	$190,735,425
Assets - Derivatives
Futures Contracts	$601,615	$—	$—	$601,615
Swap Contracts	—	105,528	—	105,528
Total Asset Derivatives	$601,615	$105,528	$—	$707,143
Liabilities - Derivatives
Futures Contracts	$973	$—	$—	$973
Swap Contracts	—	673,070	—	673,070
Total Liability Derivatives	$973	$673,070	$—	$674,043

Monthly Distribution

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$126,043,013	$452,965	$—	$126,495,978
Closed End Funds	—	2,791,901	—	2,791,901
Exchange Traded Funds	7,023,103	—	—	7,023,103
Rights	—	44,458	—	44,458
Warrants	—	34,323	—	34,323
Purchased Call Options	396,451	—	—	396,451
Purchased Put Options	582,820	—	—	582,820
Short-Term Investments	49,790,284	—	—	49,790,284
Collateral for Securities Loaned	881,286	—	—	881,286
Total Investments	$184,716,957	$3,323,647	$—	$188,040,604
Asset - Derivatives
Swap Contracts	$—	$133,846	$—	$133,846
Total Asset - Derivatives	$—	$133,846	$—	$133,846
Liability - Derivatives
Written Call Options	$536,518	$—	$—	$536,518
Written Put Options	194,514	—	—	194,514
Swap Contracts	—	101,530	—	101,530
Total Derivatives	$731,032	$101,530	$—	$832,562
Liabilities
Securities Sold Short	$86,702,066	$—	$—	$86,702,066
Total Investments	$86,702,066	$—	$—	$86,702,066

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$40,497,107	$—	$—	$40,497,107
REITs *	42,927,370	—	—	42,927,370
Collateral for Securities Loaned	19,341,600	—	—	19,341,600
Total Investments	$102,766,077	$—	$—	$102,766,077

*	See each Fund’s Schedule of Investments for industry classification.

The following is a reconciliation for the Dunham Long/Short Credit Fund for which Level 3 inputs were used in determining value:

Common Stock
Beginning Balance October 31, 2020	$21,700
Total Realized Gain/Loss	—
Change in Unrealized Appreciation/(Depreciation)	—
Conversion	—
Net Purchases	—
Net Sales	—
Net Transfers in/(out) of Level 3	—
Ending Balance January 31, 2021	$21,700

Quantitative disclosures of unobservable inputs and assumptions used by Dunham Long/Short Credit Fund are below:

Investments in Securities:
Common Stock
NII Holdings, Inc.	$21,700	Independent Valuation Discount for lack of marketability.
Total Fair Value Securities	$21,700

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2021

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation, excluding futures, at January 31, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Corporate/Government Bond	$98,684,744	$2,614,653	$(543,131)	$2,071,522
Floating Rate Bond	186,162,846	2,072,015	(3,408,013)	(1,335,998)
High-Yield Bond	107,023,105	5,313,376	(1,702,804)	3,610,572
International Opportunity Bond	60,077,005	3,679,519	(1,133,787)	2,545,732
Large Cap Value	92,651,102	28,578,036	(1,808,984)	26,769,052
Small Cap Value	58,581,956	12,731,131	(1,386,694)	11,344,437
Focused Large Cap Growth	90,748,494	95,325,595	(1,074,272)	94,251,323
Small Cap Growth	47,856,761	25,666,290	(2,202,892)	23,463,398
Emerging Markets Stock	82,902,510	35,343,246	(3,255,054)	32,088,192
International Stock	129,872,387	33,375,609	(3,201,375)	30,174,234
Dynamic Macro	27,443,455	2,568,222	(640,209)	1,928,013
Long/Short Credit	188,372,197	3,119,392	(756,164)	2,363,228
Monthly Distribution	111,319,535	7,650,879	(18,362,908)	(10,712,029)
Real Estate Stock	86,527,756	17,887,941	(1,649,620)	16,238,321

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.

Options – Monthly Distribution and Dynamic Macro are subject to stock market risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

Futures Contracts – Dynamic Macro, International Opportunity Bond and Long/Short Credit are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. International Opportunity Bond may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2021

Swap Agreements – Each of the Funds may enter into interest rate, index, total return, and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund’s portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2021 categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
International Opportunity Bond	Futures	Interest Rate	(40,544)
	Forward Currency Contracts	Currency	(9,749)
	Swap	Interest Rate	48,521
Dynamic Macro	Purchased Option	Equity	(222)
	Purchased Option	Interest Rate	(41,828)
	Futures	Equity	(41,465)
	Futures	Interest Rate	(25,915)
	Written Options	Equity	(2,782)
Long/Short Credit	Futures	Interest Rate	600,642
	Swap	Equity	4,575
	Swap	Interest Rate	(471,164)
Monthly Distribution	Purchased Option	Equity	70,488
	Written Options	Equity	(37,435)
	Swaps	Equity	32,316

The notional value of the derivative instruments outstanding as of January 31, 2021 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Securities Lending - The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.